Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MPEL
Entity Registrant Name	MELCO CROWN ENTERTAINMENT LTD
Entity Central Index Key	0001381640
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,658,059,295

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024
Restricted cash (Note 11)	672,981
Accounts receivable, net (Note 3)	320,929	306,500
Amounts due from affiliated companies (Note 20(a))	1,322	1,846
Amount due from a shareholder (Note 20(d))		6
Income tax receivable	266
Inventories	16,576	15,258
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
PROPERTY AND EQUIPMENT, NET (Note 4)	2,684,094	2,655,429
GAMING SUBCONCESSION, NET (Note 5)	542,268	599,505
INTANGIBLE ASSETS, NET (Note 6)	4,220	4,220
GOODWILL (Note 6)	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Note 7)	88,241	72,858
RESTRICTED CASH (Note 11)	741,683	364,807
DEFERRED TAX ASSETS (Note 15)	105	24
DEFERRED FINANCING COSTS	65,930	42,738
LAND USE RIGHTS, NET (Note 8)	989,984	942,968
TOTAL ASSETS	7,947,466	6,269,980
CURRENT LIABILITIES
Accounts payable (Note 9)	13,745	12,023
Accrued expenses and other current liabilities (Note 10)	850,841	588,719
Income tax payable	1,191	1,240
Current portion of long-term debt (Note 11)	854,940
Amounts due to affiliated companies (Note 20(b))	949	1,137
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT (Note 11)	2,339,924	2,325,980
OTHER LONG-TERM LIABILITIES (Note 12)	7,412	27,900
DEFERRED TAX LIABILITIES (Note 15)	66,350	70,028
LAND USE RIGHTS PAYABLE (Note 19(c))	71,358	55,301
COMMITMENTS AND CONTINGENCIES (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively (Note 14))	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively (Note 14))	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
Noncontrolling interests	354,817	231,497
Total equity	3,740,756	3,187,652
TOTAL LIABILITIES AND EQUITY	$ 7,947,466	$ 6,269,980

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,658,059,295	1,653,101,002
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, shares	11,267,038	10,552,328

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Casino	$ 3,934,761	$ 3,679,423	$ 2,550,542
Rooms	118,059	103,009	83,718
Food and beverage	72,718	61,840	56,679
Entertainment, retail and others	90,789	86,167	32,679
Gross revenues	4,216,327	3,930,439	2,723,618
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,078,013	3,830,847	2,641,976
OPERATING COSTS AND EXPENSES
Casino	(2,834,762)	(2,698,981)	(1,949,024)
Rooms	(14,697)	(18,247)	(16,132)
Food and beverage	(27,531)	(34,194)	(32,898)
Entertainment, retail and others	(62,816)	(58,404)	(19,776)
General and administrative	(226,980)	(220,224)	(199,830)
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Property charges and others	(8,654)	(1,025)	(91)
Total operating costs and expenses	(3,570,921)	(3,385,737)	(2,549,464)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses (Note 10)		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Loss on extinguishment of debt (Note 11)		(25,193)
Costs associated with debt modification (Note 11)	(3,277)		(3,310)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX (EXPENSE) CREDIT	2,943	1,636	(920)
NET INCOME (LOSS)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 417,203	$ 294,656	$ (10,525)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.254	$ 0.184	$ (0.007)
Diluted	$ 0.252	$ 0.182	$ (0.007)
WEIGHTED AVERAGE SHARES USED IN NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,645,346,902	1,604,213,324	1,595,552,022
Diluted	1,658,262,996	1,616,854,682	1,595,552,022

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting (Note 10)		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Total comprehensive income	398,649	299,155	7,164
Comprehensive loss attributable to noncontrolling interests	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ 417,189	$ 304,967	$ 7,164

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	(Accumulated Losses) Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 2,509,044	$ 15,956	$ (5)	$ 3,088,768	$ (29,034)	$ (566,641)
BEGINNING BALANCE (in shares) at Dec. 31, 2009		1,595,617,550	(471,567)
Net income (loss) for the year	(10,525)					(10,525)
Foreign currency translation adjustment	32				32
Change in fair value of interest rate swap agreements	17,657				17,657
Share-based compensation (Note 16)	6,045			6,045
Shares issued upon restricted shares vested (Note 14) (in shares)		1,254,920
Shares issued upon restricted shares vested (Note 14)		12		(12)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		8,785,641	(8,785,641)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		88	(88)
Issuance of shares for restricted shares vested (Note 14) (in shares)			43,737
Issuance of shares for restricted shares vested (Note 14)			1	(1)
Exercise of share options (Note 14) (in shares)			804,285
Exercise of share options (Note 14)	938		8	930
ENDING BALANCE at Dec. 31, 2010	2,523,191	16,056	(84)	3,095,730	(11,345)	(577,166)
ENDING BALANCE (in shares) at Dec. 31, 2010		1,605,658,111	(8,409,186)
Net income (loss) for the year	288,844					294,656	(5,812)
Foreign currency translation adjustment	(149)				(149)
Change in fair value of interest rate swap agreements	6,111				6,111
Change in fair value of forward exchange rate contracts	39				39
Reclassification to earnings upon discontinuance of hedge accounting (Note 10)	4,310				4,310
Acquisition of assets and liabilities (Note 22(a))	237,309						237,309
Share-based compensation (Note 16)	8,624			8,624
Shares issued upon restricted shares vested (Note 14) (in shares)		310,575
Shares issued upon restricted shares vested (Note 14)		3		(3)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		6,920,386	(6,920,386)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		69	(69)
Issuance of shares for restricted shares vested (Note 14) (in shares)			941,648
Issuance of shares for restricted shares vested (Note 14)			9	(9)
Exercise of share options (Note 14) (in shares)			3,835,596
Exercise of share options (Note 14)	3,950		38	3,912
Issuance of shares for conversion of shareholders' loans (Note 14) (in shares)		40,211,930
Issuance of shares for conversion of shareholders' loans (Note 14)	115,423	403		115,020
ENDING BALANCE at Dec. 31, 2011	3,187,652	16,531	(106)	3,223,274	(1,034)	(282,510)	231,497
ENDING BALANCE (in shares) at Dec. 31, 2011		1,653,101,002	(10,552,328)
Net income (loss) for the year	398,672					417,203	(18,531)
Capital contributions from noncontrolling shareholder	140,000						140,000
Foreign currency translation adjustment	7				16		(9)
Change in fair value of forward exchange rate contracts	99				99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)				(138)
Acquisition of assets and liabilities (Note 22(a))	1,860						1,860
Share-based compensation (Note 16)	8,973			8,973
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		4,958,293	(4,958,293)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		50	(50)
Issuance of shares for restricted shares vested (Note 14) (in shares)			1,276,634
Issuance of shares for restricted shares vested (Note 14)			13	(13)
Cancellation of vested restricted shares (in shares)			(6)
Cancellation of vested restricted shares			0
Exercise of share options (Note 14) (in shares)			2,966,955
Exercise of share options (Note 14)	3,631		30	3,601
ENDING BALANCE at Dec. 31, 2012	$ 3,740,756	$ 16,581	$ (113)	$ 3,235,835	$ (1,057)	$ 134,693	$ 354,817
ENDING BALANCE (in shares) at Dec. 31, 2012		1,658,059,295	(11,267,038)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	378,597	350,862	313,065
Amortization of deferred financing costs	13,272	14,203	14,302
Amortization of deferred interest expense	2,138	1,142
Amortization of discount on senior notes payable	801	723	417
Excess payment on acquisition of assets and liabilities	5,747
Loss on disposal of property and equipment	887	426	176
Allowance for doubtful debts and direct write off	28,416	37,803	33,182
Loss on extinguishment of debt		25,193
Written off deferred financing costs on modification of debt			1,992
Share-based compensation	8,973	8,624	6,043
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		4,310
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)
Change in fair value of interest rate swap agreements	(363)	(3,947)
Changes in operating assets and liabilities:
Accounts receivable	(42,367)	(69,741)	(45,795)
Amounts due from affiliated companies	524	(318)	(1,527)
Amount due from a shareholder	6
Income tax receivable		265
Inventories	(1,318)	(268)	(5,565)
Prepaid expenses and other current assets	(3,716)	(9,359)	1,914
Long-term prepayments, deposits and other assets	(2,679)	379	180
Deferred tax assets	(81)	1	(25)
Accounts payable	1,722	3,143	64
Accrued expenses and other current liabilities	164,886	94,182	94,190
Income tax payable	(313)	238	(34)
Amounts due to affiliated companies	(564)	412	(689)
Amounts due to shareholders		(267)	11
Other long-term liabilities	809	777	326
Deferred tax liabilities	(3,678)	(2,967)	253
Net cash (used in) provided by operating activities	950,233	744,660	401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Changes in restricted cash	(1,047,019)	(185,992)	69,137
Acquisition of property and equipment	(220,480)	(90,268)	(197,385)
Payment for land use rights	(53,830)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	(30,297)	(36,135)	(22,944)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)	(117,076)	(551,402)
Proceeds from long-term debt	868,000	706,556	592,026
Capital contribution from noncontrolling interests	140,000
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	934,735	557,910	17,680
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(102,015)	(111,656)	(85,183)
Cash paid for tax (net of refunds)	(1,129)	(827)	(726)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Construction costs and property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	60,475	14,630	16,885
Land use right cost funded through accrued expenses and other current liabilities and land use rights payable	69,057		80
Costs of property and equipment funded through amounts due to affiliated companies	428	52
Deferred financing costs funded through accrued expenses and other current liabilities	7,080	778	240
Entertainment production costs funded through accrued expenses and other current liabilities	15
Acquisition of assets and liabilities funded through accrued expenses and other current liabilities and other long-term liabilities		48,473
Settlement of shareholders' loans through issuance of shares		$ 115,442

COMPANY INFORMATION	12 Months Ended
Dec. 31, 2012
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands on December 17, 2004 and completed an initial public offering of its ordinary shares in the United States of America in December 2006. The Company’s American depository shares (“ADS”) are traded on the NASDAQ Global Select Market under the symbol “MPEL”. On December 7, 2011, the Company completed a dual primary listing in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) and listed its ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (“HKSE”) by way of introduction, under the stock code of “6883”.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and, through its indirect subsidiary, Melco Crown (Macau) Limited (formerly known as Melco Crown Gaming (Macau) Limited) (“Melco Crown Macau”), an operator of casino gaming and entertainment resort facilities focused on the Macau Special Administrative Region of the People’s Republic of China (“Macau”) market. The Group currently owns and operates City of Dreams — an integrated casino resort located at Cotai, Macau, Altira Macau — a casino hotel located at Taipa, Macau, Taipa Square Casino — a casino located at Taipa, Macau, Mocha Clubs — non-casino-based operations of electronic gaming machines in Macau, and has a 60% interest in Studio City — an integrated resort comprising entertainment, retail and gaming facilities being developed in Cotai, Macau.

On July 5, 2012, the Company, through its indirect subsidiary, MPEL Projects Limited, entered into a memorandum of agreement (the “MOA”) with SM Investments Corporation, SM Land, Inc., SM Hotels Corporation, SM Commercial Properties, Inc. and SM Development Corporation (collectively, the “SM Group”), Belle Corporation and PremiumLeisure and Amusement, Inc. (“PLAI”) (collectively, the “Philippine Parties”) for the development of an integrated resort project located within Entertainment City, Manila comprising a casino, hotel, retail and entertainment complex (the “Philippines Project”). Further to the MOA, on October 25, 2012, MCE Leisure (Philippines) Corporation (“MCE Leisure Philippines”), an indirect subsidiary of the Company, entered into a closing arrangement agreement, a cooperation agreement, a lease agreement and other related arrangements with the Philippine Parties in connection with the Philippines Project. Further information on closure of the agreements is included in Note 24(i). On December 19, 2012, the Company, through its indirect subsidiaries, MCE (Philippines) Investments Limited (“MCE Philippines Investments”) and MCE (Philippines) Investments No.2 Corporation (“MCE Investments No.2”) acquired a majority interest in the issued share capital of Melco Crown (Philippines) Resorts Corporation (formerly known as Manchester International Holdings Unlimited Corporation) (“MCP”), a company whose shares are listed on the Philippines Stock Exchange (the “PSE”). It is the Company’s intention to pursue Philippines based opportunities and operate its future Philippines businesses through MCE Leisure Philippines and MCP.

As of December 31, 2012 and 2011, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in Hong Kong, and Crown Limited (“Crown”), an Australian-listed corporation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgements are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash

The restricted cash comprises of proceeds on the Renminbi (“RMB”) 2,300,000,000 3.75% bonds, due 2013 (the “RMB Bonds”) deposited into a bank account for securing a long-term Hong Kong dollar deposit-linked loan facility (the “Deposit-Linked Loan”) as disclosed in Note 11 and proceeds from the offering of the Group’s $825,000 8.50% senior notes, due 2020 (the “Studio City Notes”) and other bank accounts that are restricted for withdrawal and payment of Studio City project costs in accordance with the terms of Studio City Notes and other associated agreement as disclosed in Note 11.

(f)	Accounts Receivable and Credit Risk

Financial instruments that are potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness including its gaming promoters in Macau which receivable can be offset against commissions payable and any other value items held by the Group to the respective customer and for which the Group intends to set-off when required. As of December 31, 2012 and 2011, a substantial portion of the Group’s markers were due from customers residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel, and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivable is uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2012 and 2011, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or market value. Cost is calculated using the first-in, first-out, average and specific identification methods. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s specific analysis of inventory.

(h)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Impairment losses and gains or losses on dispositions of property and equipment are included in operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, depreciation of plant and equipment used, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment resort facilities are completed and opened.

Property and equipment and other long-lived assets with a finite useful life are depreciated and amortized on a straight-line basis over the asset’s estimated useful life. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Aircraft	10 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Motor vehicles	5 years
Plant and gaming machinery	3 to 5 years

(i)	Capitalization of Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs incurred on funds used to construct the Group’s casino gaming and entertainment resort facilities during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on loans from shareholders, the Group’s senior secured credit facility as entered into on September 5, 2007 (the “City of Dreams Project Facility”), interest rate swap agreements, $600,000 10.25% senior notes, due 2018 (the “2010 Senior Notes”), the RMB Bonds, the Deposit-Linked Loan, the City of Dreams Project Facility amended on June 30, 2011 (the “2011 Credit Facilities”), the Studio City Notes and the land premium payable for the land use right where Studio City is located. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially complete or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted-average interest rate of the Group’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to $120,021, $116,963 and $105,180, of which $10,410, $3,157 and $11,823 were capitalized for the years ended December 31, 2012, 2011 and 2010, respectively. No amortization of deferred financing costs were capitalized during the years ended December 31, 2012, 2011 and 2010.

(j)	Gaming Subconcession, Net

The gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Crown Macau in 2006, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

(k)	Goodwill and Intangible Assets, Net

Goodwill represents the excess of acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate that the carrying value of the intangible assets may not be recoverable.

(l)	Impairment of Long-Lived Assets (Other Than Goodwill)

The Group evaluates the recoverability of long-lived assets with finite lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.

(m)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Approximately $13,272, $14,203 and $14,302 were amortized during the years ended December 31, 2012, 2011 and 2010, respectively.

(n)	Land Use Rights, Net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis.

(o)	Revenue Recognition and Promotional Allowances

The Group recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of Taipa Square Casino and Grand Hyatt Macau hotel. For the operations of Taipa Square Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is therefore recognized on a gross basis. For the operations of Grand Hyatt Macau hotel, the Group is the owner of the hotel property, and the hotel manager operates the hotel under a management agreement providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotel business, it is the principal and the transactions of the hotel are therefore recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fee, adjusted for contractual base fee and operating fee escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreement.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenue; consequently, the Group’s casino revenues are reduced by discounts, commissions and points earned in customer loyalty programs, such as the player’s club loyalty program.

The retail value of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2012, 2011 and 2010 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rooms	$16,819	$12,696	$10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545

	$63,071	$47,859	$43,810

(p)	Point-loyalty Programs

The Group operates different loyalty programs in certain of its properties to encourage repeat business from loyal slot machine customers and table games patrons. Members earn points based on gaming activity and such points can be redeemed for free play and other free goods and services. The Group accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the redemption value, age and history with expiration of unused points resulting in a reduction of the accruals.

(q)	Gaming Tax

The Group is subject to taxes based on gross gaming revenue in Macau. These gaming taxes are determined from an assessment of the Group’s gaming revenue and are recorded as an expense within the “Casino” line item in the consolidated statements of operations. These taxes totaled $2,024,697, $1,948,652 and $1,362,007 for the years ended December 31, 2012, 2011 and 2010, respectively.

(r)	Pre-opening Costs

Pre-opening costs, consist primarily of marketing expenses and other expenses related to new or start-up operations and are expensed as incurred. The Group incurred pre-opening costs in connection with Studio City since its acquisition by the Group in July 2011 as disclosed in Note 22(b), and continues to incur such costs related to Studio City and other one-off activities related to the marketing of new facilities and operations.

(s)	Development Costs

Development costs include costs associated with the Group’s evaluation and pursuit of new business opportunities, which are expensed as incurred.

(t)	Advertising Expenses

The Group expenses all advertising costs as incurred. Advertising costs incurred during development periods are included in pre-opening costs. Once a project is completed, advertising costs are mainly included in general and administrative expenses. Total advertising costs were $37,096, $31,556 and $45,267 for the years ended December 31, 2012, 2011 and 2010, respectively.

(u)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”), the Macau Pataca (“MOP”) or the Philippine Peso (“PHP”), respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

(v)	Share-based Compensation Expenses

The Group issued restricted shares and share options under its share incentive plans during the years ended December 31, 2012, 2011 and 2010.

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on a straight-line basis over the vesting period of the awards. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

Further information on the Group’s share-based compensation arrangements is included in Note 16.

(w)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations.

(x)	Net income (loss) attributable to the Company per share

Basic net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding during the year.

Diluted net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to the Company per share consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022

During the years ended December 31, 2012 and 2011, 1,901,136 and 5,547,036 outstanding share options as at December 31, 2012 and 2011 were excluded from the computation of diluted net income attributable to the Company per share as their effect would have been anti-dilutive. During the year ended December 31, 2010, the Company had securities which would potentially dilute basic net loss attributable to the Company per share in the future, but which were excluded from the computation of diluted net loss attributable to the Company per share as their effect would have been anti-dilutive. Such outstanding securities consist of restricted shares and share options which result in an incremental weighted-average number of 9,377,509 ordinary shares from the assumed vesting of these restricted shares and exercise of these share options using the treasury stock method for the year ended December 31, 2010.

(y)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements and forward exchange rate contracts to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the City of Dreams Project Facility and exchange rate fluctuations for the interest payments of the RMB Bonds. The Group accounts for derivative financial instruments in accordance with applicable accounting standards. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or accumulated other comprehensive income, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements and forward exchange rate contracts are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates.

All outstanding interest rate swap agreements and forward exchange rate contracts expired during the year ended December 31, 2012. Further information on the Group’s outstanding financial instruments arrangements on interest rate swap agreements and forward exchange rate contracts as of December 31, 2011 are included in Note 10 and Note 11, respectively.

(z)	Comprehensive Income

Comprehensive income includes net income (loss), foreign currency translation adjustments, change in the fair value of interest rate swap agreements, change in fair value of forward exchange rate contracts and reclassification to earnings upon settlement of forward exchange rate contracts and is reported in the consolidated statements of comprehensive income. On June 30, 2011, the Group amended the City of Dreams Project Facility and the accumulated losses of interest rate swap agreements were reclassified to earnings as the interest rate swap agreements no longer qualified for hedge accounting immediately after the amendment of the City of Dreams Project Facility. Further information on the amendment of the City of Dreams Project Facility is included in Note 11.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

As of December 31, 2012 and 2011, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2012	2011
Foreign currency translation adjustment	$(1,057)	$(1,073)
Change in the fair value of the forward exchange rate contracts	—	39

	$(1,057)	$(1,034)

(aa)	Recent Changes in Accounting Standards

Newly adopted accounting pronouncement:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update to align the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB update clarified existing fair value measurement and disclosure requirements, and expanded disclosure requirements for fair value measurements. The adoption of this amended standard was effective for the Group as of January 1, 2012 and did not have a material impact on the Group’s consolidated financial results or disclosures.

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement and not within a statement of changes in equity and amending other presentation and disclosure requirements concerning comprehensive income. In December 2011, the FASB issued an accounting standard update to defer the requirement to present reclassifications between other comprehensive income or loss and net income or loss. The Group adopted these pronouncements on January 1, 2012. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of these pronouncements did not have a significant effect on the Group’s consolidated financial results or disclosures. Refer to consolidated statements of comprehensive income for the required presentation.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The amended guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is “more-likely-than-not” that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance was effective for the Group as of January 1, 2012 and did not have a material impact on the Group’s consolidated financial results or disclosures.

Recent accounting pronouncement not yet adopted:

In July 2012, the FASB issued amended accounting guidance to simplify testing indefinite-lived intangible assets, other than goodwill, for impairment. The amended guidance allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is “more-likely-than-not” that the asset is impaired. The amended guidance is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this amended guidance is not expected to have a material impact on the Group’s consolidated financial results or disclosures.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2012	2011
Casino	$426,796	$385,898
Hotel	2,390	3,691
Other	5,007	3,686

Sub-total	$434,193	$393,275
Less: allowance for doubtful debts	(113,264)	(86,775)

	$320,929	$306,500

During the years ended December 31, 2012, 2011 and 2010, the Group has provided allowance for doubtful debts of $26,566, $36,871 and $32,241 and has directly written off accounts receivable of $1,850, $932 and $941, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2012	2011	2010
At beginning of year	$86,775	$41,490	$24,227
Additional allowance	26,566	36,871	32,241
Reclassified (to) from long-term receivables, net	(77)	8,414	(14,978)

At end of year	$113,264	$86,775	$41,490

The Group grants unsecured credit lines to gaming promoters based on pre-approved credit limits. The Group typically issues markers to gaming promoters with a credit period of 30 days. There are some gaming promoters for whom credit is granted on a revolving basis based on the Group’s monthly credit risk assessment of such gaming promoters. Credit lines granted to all gaming promoters are subject to monthly review and settlement procedures. For other approved casino customers, the Group typically allows a credit period of 14 days to 28 days on issuance of markers following investigations of creditworthiness. An extended repayment term of typically 90 days may be offered to casino customers with large gaming losses and established credit history. The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2012	2011
Current	$227,534	$220,141
1-30 days	51,207	41,571
31-60 days	9,842	3,344
61-90 days	1,941	2,573
Over 90 days	30,405	38,871

	$320,929	$306,500

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost
Buildings	$2,439,083	$2,439,117
Furniture, fixtures and equipment	430,941	403,577
Leasehold improvements	232,526	179,089
Plant and gaming machinery	153,660	147,084
Aircraft	54,632	—
Motor vehicles	7,629	4,273

Sub-total	$3,318,471	$3,173,140
Less: accumulated depreciation	(973,189)	(730,313)

Sub-total	$2,345,282	$2,442,827
Construction in progress	338,812	212,602

Property and equipment, net	$2,684,094	$2,655,429

As of December 31, 2012 and 2011, construction in progress in relation to City of Dreams included interest paid or payable on loans from shareholders, the City of Dreams Project Facility and interest rate swap agreements, amortization of deferred financing costs and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $7,551 in each of those years.

As of December 31, 2012 and 2011, construction in progress in relation to Studio City included interest paid or payable on the RMB Bonds, Studio City Notes and the land premium payable for the land use right where Studio City is located and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $37,273 and $15,628, respectively.

During the years ended December 31, 2012, 2011 and 2010, additions to property and equipment amounted to $283,998, $236,555 and $119,660, respectively and disposals of property and equipment at carrying amount were $1,310, $655 and $207, respectively.

GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2012
GAMING SUBCONCESSION, NET
5.	GAMING SUBCONCESSION, NET

	December 31,
	2012	2011
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(357,732)	(300,495)

Gaming subconcession, net	$542,268	$599,505

The deemed cost was determined based on the estimated fair value of the gaming subconcession contributed by a shareholder of the Company in 2006. The gaming subconcession is amortized on a straight-line basis over the term of the gaming subconcession agreement which expires in June 2022. The Group expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2013 through 2021, and approximately $27,135 in 2022.

GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS, NET
6.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill relating to Mocha Clubs and other intangible assets with indefinite useful lives, representing trademarks of Mocha Clubs, are not amortized. Goodwill and intangible assets arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Group in 2006.

To assess potential impairment of goodwill, the Group performs an assessment of the carrying value of the reporting units at least on an annual basis or when events occur or circumstances change that would more likely than not reduce the estimated fair value of those reporting units below their carrying value. If the carrying value of a reporting unit exceeds its fair value, the Group would perform the second step in its assessment process and record an impairment loss to earnings to the extent the carrying amount of the reporting unit’s goodwill exceeds its implied fair value. The Group estimates the fair value of those reporting units through internal analysis and external valuations, which utilize income and market valuation approaches through the application of capitalized earnings, discounted cash flow and market comparable methods. These valuation techniques are based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rates, long-term growth rates and market comparable.

Trademarks of Mocha Clubs are tested for impairment at least annually or when events occur or circumstances change that would more likely than not reduce the estimated fair value of trademarks below its carrying value using the relief-from-royalty method. Under this method, the Group estimates the fair value of the trademarks through internal and external valuations, mainly based on the incremental after-tax cash flow representing the royalties that the Group is relieved from paying given it is the owner of the trademarks. These valuation techniques are based on a number of estimates and assumptions, including the projected future revenues of the trademarks calculated using an appropriate royalty rate, discount rate and long-term growth rates.

The Group has performed annual tests for impairment of goodwill and trademarks in accordance with the accounting standards regarding goodwill and other intangible assets. No impairment loss has been recognized during the years ended December 31, 2012, 2011 and 2010.

LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2012
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
7.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2012	2011
Entertainment production costs	$70,356	$68,553
Less: accumulated amortization	(16,603)	(9,141)

Entertainment production costs, net	$53,753	$59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303

Long-term prepayments, deposits and other assets	$88,241	$72,858

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective useful life of the entertainment show, whichever is shorter.

Long-term receivables, net, represent casino receivables from casino customers where settlement is not expected within the next year. Aging of such balances are all over 90 days and include allowance for doubtful debts of $6,641 and $6,564 as of December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, long-term receivables of $3,854 and allowance for doubtful debts of $3,854 were reclassified to current; and current accounts receivable of $3,453 and allowance for doubtful debts of $3,931 were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

	December 31,
	2012	2011
Altira Macau — Medium-term lease (“Taipa Land”)	$143,985	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	549,079

	$1,173,671	$1,066,744
Less: accumulated amortization	(183,687)	(123,776)

Land use rights, net	$989,984	$942,968

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively.

The Studio City Land was acquired upon acquisition of assets and liabilities as disclosed in Note 22(b). The cost of Studio City Land was recognized in accordance with proposed amendment terms of the land concession contract issued by the Macau Government and accepted by Studio City Developments Limited (“Studio City Developments”), an indirect subsidiary of the Company, in November 2006. In June 2012, the Group recognized an additional land premium upon Studio City Developments’ acceptance of the final amendment proposal issued by the Macau Government which was published in the Macau official gazette on July 25, 2012. Further information on the final amendment proposal of Studio City Land is included in Note 19(c).

ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE
9.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2012	2011
Within 30 days	$10,786	$9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521

	$13,745	$12,023

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011
Construction costs payable	$61,350	$13,316
Customer deposits and ticket sales	72,141	42,832
Gaming tax accruals	197,577	169,576
Interest expenses payable	20,254	12,180
Interest rate swap liabilities	—	363
Land use rights payable	53,000	15,960
Operating expense and other accruals	119,584	100,161
Other gaming related accruals	24,524	19,643
Outstanding gaming chips and tokens	278,167	187,978
Payables for acquisition of assets and liabilities (Note 22(b))	24,244	26,710

	$850,841	$588,719

In connection with the signing of the City of Dreams Project Facility in September 2007, Melco Crown Macau entered into floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. Under the interest rate swap agreements, Melco Crown Macau paid a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and received variable interest which was based on the applicable Hong Kong Interbank Offered Rate (“HIBOR”) for each of the payment date. As of December 31, 2011, the notional amounts of the outstanding interest rate swap agreements amounted to $127,892. All interest rate swap agreements expired as of December 31, 2012.

Before the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, these interest rate swap agreements were expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead the fair value of the instruments were recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive loss until the hedged interest expenses were recognized in the consolidated statements of operations.

Immediately after the amendment of the City of Dreams Project Facility on June 30, 2011, the interest rate swap agreements no longer qualified for hedge accounting. Accordingly, the Group reclassified the accumulated losses of $4,310 recognized in accumulated other comprehensive losses prior to the discontinuance of hedge accounting to the consolidated statements of operations. The subsequent changes in fair value of the interest rate swap agreements were recognized in the consolidated statements of operations. As of December 31, 2011, the interest rate swap liabilities of $363 represented the fair values of interest rate swap agreements.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2012	2011
2011 Credit Facilities	$1,014,729	$1,014,729
Studio City Notes	825,000	—
2010 Senior Notes (1)	593,967	593,166
RMB Bonds	367,645	364,807
Deposit-Linked Loan	353,278	353,278
Aircraft Term Loan	40,245	—

	$3,194,864	$2,325,980
Current portion of long-term debt	(854,940)	—

	$2,339,924	$2,325,980

City of Dreams Project Facility

On September 5, 2007, Melco Crown Macau (the “Borrower”) entered into the City of Dreams Project Facility, which was subsequently amended from time to time, with certain lenders in an aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility would have matured on September 5, 2014 and was subject to quarterly amortization payments (the “Scheduled Amortization Payments”) commencing on December 5, 2010. The Revolving Credit Facility would have matured on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility, and had no interim amortization payments. In addition to the Scheduled Amortization Payments, the Borrower was also subject to quarterly mandatory prepayments (the “Mandatory Prepayments”) in respect of various amounts within certain subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) under the terms of the City of Dreams Project Facility.

Drawdowns on the Term Loan Facility were subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility agreement and the Revolving Credit Facility was to be made available on a fully revolving basis from the date upon which the Term Loan Facility had been fully drawn, to the date that was one month prior to the Revolving Credit Facility’s final maturity date.

The indebtedness under the City of Dreams Project Facility was guaranteed by the Borrowing Group and security for the indebtedness included a first-priority mortgage, security and charges over certain assets and items of the Borrowing Group as well as other customary security in accordance with the terms of the City of Dreams Project Facility. The City of Dreams Project Facility also contained certain affirmative and negative covenants customary for such financings and required the Borrowing Group to comply with certain financial covenants. In addition, there were provisions that limited or prohibited payments of certain dividends and other distributions by the Borrowing Group to the Company.

Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate (“LIBOR”) or HIBOR plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provided for further reductions in the margin if the Borrowing Group satisfied certain prescribed leverage ratio tests upon completion of the City of Dreams project.

The Borrower was obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. The Borrower recognized loan commitment fees on the City of Dream Project Facility of $461 during the year ended December 31, 2011, and a credit amount of $3,811 during the year ended December 31, 2010, which included a commitment fee of $814 and a reversal of accrual not required of $4,625.

In May 2010, the Borrower entered into an amendment agreement to the City of Dreams Project Facility, which, among other things, (i) amended the date of the first covenant test date to December 31, 2010; (ii) provided additional flexibility to the financial covenants; (iii) removed the obligation but retained the right to enter into any new interest rate or foreign currency swaps or other hedging arrangements; and (iv) restricted the use of the net proceeds received from the issuance of 2010 Senior Notes of approximately $577,066 to repayment of certain amounts outstanding under the City of Dreams Project Facility, including prepayment of the Term Loan Facility and Revolving Credit Facility of $293,714 and $150,352, respectively, and the remaining net proceeds of $133,000 deposited in a bank account that was restricted for use to pay Scheduled Amortization Payments commencing December 2010 as well as providing for a permanent reduction of the Revolving Credit Facility of $100,000. The Group recognized an expense of $3,310 as a result of the aforementioned debt modification.

In addition to the prepayment of the City of Dreams Project Facility in May 2010, during the years ended December 31, 2011 and 2010, the Borrower further repaid $89,158 and $35,693 and prepaid $20,896 and $71,643 of the Term Loan Facility, according to the Scheduled Amortization Payments and the Mandatory Prepayments, respectively, and the Borrower also made voluntary repayments of $7,022 before the amendment to the City of Dream Project Facility on June 30, 2011 as described below.

2011 Credit Facilities

On June 30, 2011, the City of Dreams Project Facility was further amended pursuant to an amendment agreement entered into by, among others, the Borrower and certain lenders under the City of Dreams Project Facility on June 22, 2011. The 2011 Credit Facilities, among other things: (i) reduce the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increase the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), of which both are denominated in Hong Kong Dollars; (ii) introduce new lenders and remove certain lenders originally under the City of Dreams Project Facility; (iii) extend the repayment maturity date; (iv) reduce and remove certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) remove MPEL (Delaware) LLC, a wholly-owned subsidiary of the Borrower which was subsequently dissolved on May 31, 2012, from the Borrowing Group (the “2011 Borrowing Group”).

The final maturity date of the 2011 Credit Facilities is June 30, 2016. The 2011 Term Loan Facility will be repaid in quarterly instalments according to an amortization schedule commencing on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility will be repaid in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2011 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group (subject to certain exceptions); (ii) the net proceeds of any asset sale, subject to reinvestment rights and certain exceptions, which are in excess of $15,000; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $15,000.

The indebtedness under the 2011 Credit Facilities is guaranteed by the 2011 Borrowing Group. Security for the 2011 Credit Facilities remains substantially the same as under the City of Dreams Project Facility (although the terms of the associated security documents have been amended for consistency and/or conformity with the 2011 Credit Facilities) except for securities related to MPEL (Delaware) LLC, which have been released.

The 2011 Credit Facilities also contain affirmative and negative covenants customary for financings of this type, with an additional covenant that the 2011 Borrowing Group must not enter into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except in accordance with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities remove the financial covenants under the City of Dreams Project Facility, and replace them with, without limitation:

•

a leverage ratio, which cannot exceed 3.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 2.50 to 1.00 for the reporting periods ending September 30, 2013 onwards;

•

total leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2013 onwards; and

•	interest cover ratio, which must be greater than or equal to 4.00 to 1.00 for the reporting periods ending September 30, 2011 onwards.

Management believes that the 2011 Borrowing Group was in compliance with all covenants of the 2011 Credit Facilities as of December 31, 2012.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the 2011 Borrowing Group to the Company or persons who are not members of the 2011 Borrowing Group (described in further detail below under “Distribution of Profits”). As of December 31, 2012 and 2011, the net assets of the 2011 Borrowing Group of approximately $2,382,000 and $1,896,000, respectively were restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower may select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fees on the 2011 Credit Facilities amounting to $1,324 and $950 were recognized during the years ended December 31, 2012 and 2011, respectively.

The Group accounted for the amendment of the City of Dreams Project Facility as an extinguishment of debt because the difference between the applicable future cash flows under the 2011 Credit Facilities compared with the applicable future cash flows under the City of Dreams Project Facility as of the amendment date, June 30, 2011 was in excess of 10% of such applicable future cash flows. The Group wrote off the unamortized deferred financing costs of $25,193 upon the extinguishment of the City of Dreams Project Facility as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2011 and the 2011 Credit Facilities was recognized at fair value upon the extinguishment. In addition, the Group capitalized the third party fee and related issuance costs in relation to the 2011 Credit Facilities of $29,328 as deferred financing costs.

As of December 31, 2012, the 2011 Term Loan Facility has been fully drawn down and HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility has also been drawn down, resulting in total outstanding borrowings relating to the 2011 Credit Facilities of HK$7,894,594,570 (equivalent to $1,014,729) while HK$1,467,565,430 (equivalent to $188,633) of the 2011 Revolving Credit Facility remains available for future draw down.

2010 Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”, a wholly-owned subsidiary of the Company) issued and listed the 2010 Senior Notes on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The 2010 Senior Notes are general obligations of MCE Finance, secured by a first-priority pledge of the intercompany note (the “Intercompany Note”) representing the on-lending of the gross proceeds from the issuance of the 2010 Senior Notes by MCE Finance to an indirect subsidiary of MCE Finance to reduce the indebtedness under the City of Dreams Project Facility, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The 2010 Senior Notes are effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. The Company and MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance (the “Subsidiary Group Guarantors”), including Melco Crown Macau (together with the Senior Guarantors, the “2010 Senior Notes Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior subordinated secured basis. The guarantees provided by the Senior Guarantors are general obligations of the Senior Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Senior Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Senior Guarantors. The guarantees provided by the Subsidiary Group Guarantors are general obligations of the Subsidiary Group Guarantors, rank subordinated in right of payment to indebtedness of such Subsidiary Group Guarantors’ obligations under the designated senior indebtedness described in the related offering memorandum and rank senior in right of payment to any existing and future subordinated indebtedness of such Subsidiary Group Guarantors. Upon entering of the 2011 Credit Facilities, the guarantees provided under the 2010 Senior Notes were amended with the principal effect being that claims of noteholders under the 2010 Senior Notes against subsidiaries of MCE Finance that are obligors under the 2011 Credit Facilities will rank equally in right of payment with claims of lenders under the 2011 Credit Facilities. The 2010 Senior Notes mature on May 15, 2018. Interest on the 2010 Senior Notes is accrued at a rate of 10.25% per annum and is payable semi-annually in arrears on May 15 and November 15 of each year, commencing on November 15, 2010.

The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. The Group used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that was restricted for use to pay future City of Dreams Project Facility’s Scheduled Amortization Payments commencing December 2010. The restriction was released upon the amendment of the City of Dreams Project Facility on June 30, 2011 as described above. The 2010 Senior Notes were reflected net of discount under long-term debt in the consolidated balance sheets. The Group capitalized the underwriting fee and related issuance costs in relation to the 2010 Senior Notes of $14,585 as deferred financing costs.

At any time after May 15, 2014, 2015 and 2016 and thereafter, MCE Finance may redeem some or all of the 2010 Senior Notes at the redemption prices of 105.125%, 102.563% and 100.000%, respectively, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2014, MCE Finance may redeem all or part of the 2010 Senior Notes at the redemption price set forth in the related offering memorandum plus the applicable “make-whole” premium described in the related offering memorandum plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2013, MCE Finance may redeem up to 35% of the principal amount of the 2010 Senior Notes with the net cash proceeds from one or more certain equity offerings at the redemption price of 110.25% of the principal amount of the 2010 Senior Notes, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. In addition, subject to certain exceptions and as more fully described in the related offering memorandum, MCE Finance may redeem the 2010 Senior Notes in whole, but not in part, at a price equal to 100% of the principal amount plus accrued interest and unpaid interest, additional amounts and liquidated damages, if any, to the date fixed by MCE Finance for redemption, if MCE Finance or any one of the 2010 Senior Notes Guarantors would become obligated to pay certain additional amounts as a result of certain changes in withholding tax laws or certain other circumstances. MCE Finance may also redeem the 2010 Senior Notes if the gaming authority of any jurisdiction in which the Company, MCE Finance or any of their respective subsidiaries conducts or proposes to conduct gaming requires holders or beneficial owners of the 2010 Senior Notes to be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required time period or is found unsuitable.

The indenture governing the 2010 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2012, management believes that MCE Finance was in compliance with each of the financial restrictions and requirements.

In relation to aforesaid paragraphs, there are provisions under the indenture of the 2010 Senior Notes that limit or prohibit certain payments of dividends and other distributions by MCE Finance and its respective restricted subsidiaries to the Company or persons who are not MCE Finance or members of MCE Finance respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2012 and 2011, the net assets of MCE Finance and its respective restricted subsidiaries of approximately $2,500,000 and $2,018,000, respectively were restricted from being distributed under the terms of the 2010 Senior Notes.

MCE Finance has entered into a registration rights agreement whereby MCE Finance has registered the notes to be issued in an exchange offer for the 2010 Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

On October 30, 2012, MCE Finance received unrevoked consents from the holders (the “Holders”) of the requisite aggregate principal amount of the 2010 Senior Notes necessary to approve certain proposed amendments to, among other things, allow MCE Finance to (i) make an additional $400,000 of restricted payments to fund the Studio City project and (ii) have the flexibility to transact with, and use any revenues or other payments generated or derived from, certain projects and to provide for certain other technical amendments (the “Proposed Amendments”) to the indenture governing the 2010 Senior Notes and executed a supplemental indenture to give effect to the Proposed Amendments. The Group capitalized the payments to the agent and Holders who had validly delivered a consent to the Proposed Amendments totaling $14,795 as deferred financing costs and expensed the third party fee of $3,277 as a result of the aforementioned debt modification.

On January 28, 2013, MCE Finance made a tender offer to purchase the 2010 Senior Notes, subject to certain conditions. On February 26, 2013, $599,135 aggregate principal amount of the 2010 Senior Notes were tendered and on February 27, 2013, MCE Finance elected to redeem the remaining outstanding aggregate principal amount of the 2010 Senior Notes of $865 on March 28, 2013. Further details of the tender offer and early redemption of the 2010 Senior Notes is included in Note 24(d).

RMB Bonds

On May 9, 2011, the Company issued and listed the RMB Bonds of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at par. The RMB Bonds are direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which will at all times rank equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that are both mandatory and of general application. The RMB Bonds mature on May 9, 2013 and the interest on the RMB Bonds is accrued at a rate of 3.75% per annum and is payable semi-annually in arrears on May 9 and November 9 of each year, commencing on November 9, 2011.

At any time after May 9, 2012, the Company may redeem in whole, but not in part, the RMB Bonds at the principal amount, together with accrued interest. The Company may also redeem the RMB Bonds in whole, but not in part, at the principal amount together with accrued interest in the event that: i) as a result of any change in the laws of the Cayman Islands or any political subdivision or any authority thereof or therein having power to tax, or any change in the application or official interpretation of such law or regulation after May 9, 2011, the Company satisfies the trustee that the Company has or will be required to pay additional amounts in respect of the RMB Bonds and such obligation cannot be avoided by taking reasonable measures available to the Company; ii) if at any time the gaming authority of any jurisdiction in which the Company and its subsidiaries conducts or proposes to conduct gaming requires that a person who is a holder or beneficial owner of the RMB Bonds be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable; or iii) if immediately before giving such notice, at least 90% in principal amount of the RMB Bonds originally issued, including any further bonds issued prior to the time of the notice, has already been previously redeemed, or purchased and cancelled.

The indenture governing the RMB Bonds contains certain negative pledge and financial covenants, providing that the Company shall not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company is also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth not to be less than $1,000,000 and a maximum leverage ratio not to exceed 2.50:1.00.

The Company capitalized the underwriting fee and related issuance costs in relation to the RMB Bonds of $6,619 as deferred financing costs. Management believes the Company was in compliance with all covenants of the RMB Bonds as of December 31, 2012.

On March 11, 2013, the Company has completed the early redemption of the RMB Bonds in full in aggregate principal amount together with accrued interest. Further information on the redemption is included in Note 24(h).

Deposit-Linked Loan

On May 20, 2011, the Company entered into the Deposit-Linked Loan with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan matures on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bears interest at a rate of 2.88% per annum and is payable semi-annually in arrears on May 8 and November 8 of each year, commencing on November 8, 2011. On the same date, the Company entered into two RMB forward exchange rate contracts in an aggregate amount of RMB52,325,000 (approximately $8,000) for settlement of the RMB Bonds interest payable on November 9, 2011 at a rate of RMB1:HK$1.2096 and May 9, 2012 at a rate of RMB1:HK$1.2187. During the year ended December 31, 2011, one of the RMB forward contracts was settled on November 9, 2011 and as of December 31, 2011, the fair value of the remaining forward exchange rate contract of $7 was recorded as forward exchange rate contract receivable and included in prepaid expenses and other current assets. During the year ended December 31, 2012, the Company entered into another RMB forward exchange rate contract of RMB25,845,867 (approximately $4,000) for settlement of the RMB Bonds interest payable on November 9, 2012 at a rate of RMB1:HK$1.2201. During the year ended December 31, 2012, the Company settled the outstanding forward exchange rate contracts and the gain on the forward exchange rate contracts of $138 was reclassified from accumulated other comprehensive losses to interest expenses.

The Company capitalized the underwriting fee and related issuance costs in relation to the Deposit-Linked Loan of $800 as deferred financing costs. As of December 31, 2012, the RMB Bonds proceeds held as a security deposit of RMB2,300,000,000 (equivalent to $367,645), required to be set aside for the duration of this debt was recorded as current portion of restricted cash in the consolidated balance sheets. As of December 31, 2011, the security deposit of RMB2,300,000,000 (equivalent to $364,807) was recorded as non-current portion of restricted cash in the consolidated balance sheets.

On March 4, 2013, the Company has prepaid the Deposit-Linked Loan in full in aggregate principal amount together with accrued interest and the security deposit has been released. Further information on the prepayment is included in Note 24(g).

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”, formerly known as MCE Designs and Brands Limited), an indirect wholly-owned subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears commencing September 27, 2012 until maturity on June 27, 2019, interest is calculated based on LIBOR plus a margin of 2.80% per annum and the loan may be prepaid in whole or in part of not less than $1,000 and 10 days’ prior notice given. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the MCE Transportation bank accounts; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding $1,000 by MCE Transportation. As of December 31, 2012, the Aircraft Term Loan has been fully drawn down and utilized with other funds of the Group, to fund the purchase of the aircraft.

Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”, an indirect subsidiary of the Company which holds 60% interest) issued and listed the Studio City Notes of $825,000 on the SGX-ST. The Studio City Notes were priced at par. The Studio City Notes are general obligations of Studio City Finance, secured by a first-priority security interest in certain specific bank accounts incidental to the Studio City Notes and a pledge of any intercompany loans from Studio City Finance to or on behalf of Studio City Investments Limited (“Studio City Investments”, a wholly-owned direct subsidiary of Studio City Finance and the immediate holding company of Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”, a wholly-owned indirect subsidiary of Studio City Finance)) or its subsidiaries entered into subsequent to the issue date of the Studio City Notes, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The Studio City Notes are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness. All of the existing direct and indirect subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the Studio City Project Facility as described below) (the “Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the Studio City Notes on a senior basis (the “Guarantees”). The Guarantees are general obligations of the Studio City Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Studio City Notes Guarantors. The Guarantees are effectively subordinated to the Studio City Notes Guarantors’ obligations under the Studio City Project Facility and any future secured indebtedness that is secured by property and assets of the Studio City Notes Guarantors to the extent of the value of such property and assets. The Studio City Notes mature on December 1, 2020 and the interest on the Studio City Notes is accrued at a rate of 8.50% per annum and is payable semi-annually in arrears on June 1 and December 1 of each year, commencing on June 1, 2013.

The net proceeds from the offering, after deducting the underwriting commissions and other expenses of approximately $13,200, was approximately $811,800. Studio City Finance will use the net proceeds from the offering to fund the Studio City project and the related fees and expenses. The net proceeds from the offering have been deposited in a bank account of Studio City Finance (the “Escrow Account”), which is restricted for use and will be released upon signing of the Studio City Project Facility. Upon release from the Escrow Account, all the net proceeds will be deposited in a bank account of Studio City Finance (the “Note Proceeds Account”) and will be available for payment of construction and development costs and other project costs of the Studio City project with conditions and sequence for disbursements in accordance with an agreement (the “Note Disbursement and Account Agreement”) as described below, except for a portion of net proceeds amounting to $239,594, which represents the sum of interest expected to accrue on the Studio City Notes through to the 41-month anniversary of their issue date, which will be deposited in a bank account of Studio City Finance (the “Note Interest Reserve Account”), which is restricted for use to pay future interest payments until the opening date (as defined in the Studio City Project Facility, the “Opening Date”) of the Studio City project. Concurrent with the submission of the first utilization request under the Studio City Project Facility, an amount equal to the six-month sum of interest due on the Studio City Notes of $35,063 will be released from the Note Interest Reserve Account and be deposited in a bank account (the “Note Debt Service Reserve Account”) of Studio City Company, the borrower under the Studio City Project Facility, and the remaining amount in the Note Interest Reserve Account (less an amount equal to the pro-rated portion of interest due on the next interest payment date) will be released and be deposited in a bank account of Studio City Company (the “Revenue Account”). The security agent of the Studio City Project Facility will have security over the Note Debt Service Reserve Account and the Revenue Account. As of December 31, 2012, all of the net proceeds of Studio City Notes were placed in the Escrow Account. The Group classified 12-month sum of interest due on the Studio City Notes of $70,125 in the Escrow Account as current portion of restricted cash, while the remaining amount in the Escrow Account of $741,683 was classified as non-current portion of restricted cash on the consolidated balance sheets. The Group capitalized the underwriting fee and related issuance costs in relation to the Studio City Notes of $21,669 as deferred financing costs.

On November 26, 2012, Studio City Finance and Studio City Company entered into a Note Disbursement and Account Agreement with certain banks and other parties to, among other things, establish the conditions and sequence of funding of the Studio City project costs. The Studio City project costs will be financed in the following order:

•	the funding from the Company and the ultimate noncontrolling shareholder of Studio City Finance in an aggregate amount of $825,000 will be used until it has been exhausted;

•	thereafter, the proceeds in the Note Proceeds Account will be used until they have been exhausted; and

•

thereafter, the proceeds of the Studio City Project Facility, including any proceeds in any construction disbursement accounts or other accounts established under the Studio City Project Facility, to the extent established for such purpose under the Studio City Project Facility, will be used until they have been exhausted.

The Studio City Notes will be subject to a special mandatory redemption at a redemption price equal to 101% of the aggregate principal amount of the Studio City Notes, plus accrued and unpaid interest from the issue date through the date of redemption in the event the Studio City Project Facility are not executed on or before March 31, 2013. The Studio City Project Facility was executed on January 28, 2013.

The Studio City Notes will also be subject to a special mandatory redemption at a redemption price equal to 101% of the aggregate principal amount of the Studio City Notes, plus accrued and unpaid interest from the last interest payment date through the date of redemption in the event that the funds are not released from the Note Proceeds Account prior to the date that is one year from the date of the execution of the Studio City Project Facility due to the failure of the conditions precedent (subject to certain exceptions) to first utilization of the Studio City Project Facility to be satisfied or waived by such date.

At any time prior to December 1, 2015, Studio City Finance may redeem up to 35% of the aggregate principal amount of the Studio City Notes, with the net cash proceeds of certain equity offerings at a redemption price of 108.500% of the principal amount, plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

At any time prior to December 1, 2015, Studio City Finance may also redeem all or part of the Studio City Notes at a redemption price equal to 100% of the principal amount plus the applicable premium described in the related offering memorandum plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

At any time on or after December 1, 2015, 2016, 2017 and 2018 and thereafter, Studio City Finance may redeem all or part of the Studio City Notes at the redemption prices of 106.375%, 104.250%, 102.125% and 100.000%, respectively, plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

In addition, subject to certain exceptions and as more fully described in the related offering memorandum, Studio City Finance may redeem the Studio City Notes in whole, but not in part, at a price equal to 100% of the principal amount plus accrued interest and unpaid interest and additional amounts, if any, to the date fixed by Studio City Finance for redemption, if Studio City Finance or any one of the Studio City Notes Guarantors would become obligated to pay certain additional amounts as a result of certain changes in specified tax laws or certain other circumstances. Studio City Finance may also redeem the Studio City Notes if the gaming authority of any jurisdiction in which Studio City Finance or any of its affiliates (including Melco Crown Macau) conducts or proposes to conduct gaming requires holders or beneficial owners of the Studio City Notes to be licensed, qualified or found suitable under applicable gaming laws and such holders or beneficial owners, as the case may be, fails to apply or become licensed or qualified within the required time period or is found unsuitable.

The indenture governing the Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2012, management believes that Studio City Finance was in compliance with each of the financial restrictions and requirements.

In relation to aforesaid paragraphs, there are provisions under the indenture of the Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its respective restricted subsidiaries to the Company or persons who are not Studio City Finance or members of Studio City Finance respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2012, the net assets of Studio City Finance and its respective restricted subsidiaries of approximately $252,000 were restricted from being distributed under the terms of the Studio City Notes.

Studio City Project Facility

On October 19, 2012, the Company, New Cotai Investments, LLC (“New Cotai Investments”, the indirect holding company of New Cotai, LLC, the noncontrolling shareholder who owns a 40% interest in Studio City International Holdings Limited (“Studio City International”, an indirect subsidiary of the Company which holds 60% interest)) and the Studio City Borrower entered into a commitment letter (the “Commitment Letter”) with certain lenders (the “Studio City Lenders”) for senior secured credit facilities (the “Studio City Project Facility”) in an aggregate amount of $1,400,000 equivalent to fund the Studio City project. The Commitment Letter sets out the terms and conditions on which the Studio City Lenders are willing to arrange, manage the syndication of and underwrite the Studio City Project Facility to be provided to the Studio City Borrower. These terms and conditions include the principal terms of the Studio City Project Facility and conditions precedent to entering into the definitive agreement of the Studio City Project Facility.

On January 28, 2013, the definitive agreement of the Studio City Project Facility was executed with minor changes to the terms and conditions set out in the Commitment Letter. The Studio City Project Facility was denominated in Hong Kong Dollars with an aggregate amount of HK$10,855,880,000 (equivalent to $1,395,357) and consisted of a HK$10,080,460,000 (equivalent to $1,295,689) term loan facility (the “Studio City Term Loan Facility”) and a HK$775,420,000 (equivalent to $99,668) revolving credit facility (the “Studio City Revolving Credit Facility”). The Studio City Term Loan Facility matures on the date which is five years after the signing date of the definitive agreement of the Studio City Project Facility (the “Signing Date”) and is subject to quarterly amortization payments commencing on the earlier of (i) the first fiscal quarter end date falling not less than 45 months after the Signing Date and (ii) the end of the second full fiscal quarter after the Opening Date of the Studio City project. Amounts under the Studio City Term Loan Facility may be borrowed from and after the date that certain conditions precedent are satisfied until the date falling 18 months after the Signing Date. The Studio City Revolving Credit Facility matures on the date which is five years after the Signing Date and has no interim amortization. The Studio City Revolving Credit Facility may be utilized prior to the Opening Date for project costs by way of issue of letters of credit to a maximum of HK$387,710,000 (equivalent to $49,834), and may be borrowed in full on a revolving basis after the Opening Date. Borrowings under the Studio City Project Facility bear interest at HIBOR plus a margin of 4.50% per annum until the last day of the second full fiscal quarter after the Opening Date, at which time the interest rate shall bear interest at HIBOR plus a margin ranging from 3.75% to 4.50% per annum as determined in accordance with the total leverage ratio in respect of Studio City Investments, Studio City Company and its subsidiaries (together, the “Studio City Borrowing Group”).

The indebtedness under the Studio City Project Facility is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the Studio City Project Facility includes a first-priority mortgage over the land where the Studio City is located, such mortgage will also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; as well as other customary security. The Studio City Project Facility contains affirmative, negative and financial covenants customary to such financings.

The Studio City Borrower is required to hedge not less than 50% of the outstanding indebtedness under the Studio City Term Loan Facility by way of interest rate swap agreements, caps, collars or other agreements reasonably satisfactory to the Studio City Lenders to limit the impact of increases in interest rates on its floating rate debt, for a period of not less than three years.

The Studio City Borrower is obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the Studio City Project Facility throughout the availability period, which starts from the Signing Date of the definitive agreement of the Studio City Project Facility.

In connection with the Studio City Project Facility, Studio City International procured a completion guarantee, contingent equity undertaking or similar (with a liability cap of $225,000) granted in favor of the security agent for the Studio City Project Facility to, amongst other things, pay agreed project costs (i) associated with construction of Studio City (ii) for which the agent has determined there is no other available funding. In support of such contingent equity commitment, Studio City International has agreed to either maintain letters of credit (with a liability cap of $225,000) in favor of the security agent for the Studio City Project Facility or cash collateral of $225,000. These letters of credit or cash collateral are required to be maintained until the construction completion date of the Studio City has occurred, certain debt service reserve and accrual accounts have been funded to the required balance and the financial covenants have been complied with.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Interest for City of Dreams Project Facility *	$—	$13,269	$39,157
Interest for 2011 Credit Facilities *	21,849	13,731	—
Interest for 2010 Senior Notes **	61,500	61,500	38,438
Amortization of discount in connection with issuance of 2010 Senior Notes **	801	723	417
Interest for RMB Bonds *	13,666	8,647	—
Interest for Deposit-Linked Loan *	10,064	6,300	—
Interest for Studio City Notes **	5,844	—	—
Interest for Aircraft Term Loan **	705	—	—

	$114,429	$104,170	$78,012
Interest capitalized	(7,900)	(3,157)	(11,823)

	$106,529	$101,013	$66,189

*	Long-term debt repayable within five years

**	Long-term debt repayable after five years

During the years ended December 31, 2012, 2011 and 2010, the Group’s average borrowing rates were approximately 5.06%, 5.50% and 6.71% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2012 are as follows:

Year ending December 31,
2013	$854,940
2014	262,559
2015	262,749
2016	379,161
2017	6,429
Over 2017 (2)	1,429,026

$3,194,864

The long-term debt are repayable as follows:

	December 31,
	2012	2011
Within one year or on demand	$854,940	$—
More than one year, but not exceeding two years	262,559	846,444
More than two years, but not exceeding five years	648,339	886,370
More than five years (1)	1,429,026	593,166

	$3,194,864	$2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)	—

	$2,339,924	$2,325,980

Notes

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.

(2)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
12.	OTHER LONG-TERM LIABILITIES

	December 31,
	2012	2011
Deferred rent liabilities	$5,591	$4,799
Retention payables	1,608	—
Other deposits received	213	196
Payables for acquisition of assets and liabilities (Note 22(b))	—	22,905

	$7,412	$27,900

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying values of long-term deposits and long-term receivables approximated fair value and represented a level 2 measurement. The estimated fair value of long-term debt as of December 31, 2012 and 2011, which included the 2010 Senior Notes, the RMB Bonds, the Studio City Notes, the 2011 Credit Facilities, the Deposit-Linked Loan and the Aircraft Term Loan was approximately $3,330,599 and $2,371,716, respectively. Fair value was estimated using quoted market prices and represented a level 1 measurement for the 2010 Senior Notes, the RMB Bonds and the Studio City Notes. Fair value for the 2011 Credit Facilities, the Deposit-Linked Loan and the Aircraft Term Loan approximated the carrying values as the instruments carried either variable interest rates or the fixed interest rate approximated the market rate and represented a level 2 measurement. Additionally, the carrying values of land use rights payable and payables for acquisition of assets and liabilities as disclosed in Notes 10 and 12 approximated fair value as the instruments carried the fixed interest rate approximated the market rate and represented a level 2 measurement.

As of December 31, 2012 and 2011, the Group did not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the consolidated financial statements.

The Group’s financial assets and liabilities recorded at fair value have been categorized based upon the fair value in accordance with the accounting standards.

The following fair value hierarchy table presents information about the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Forward exchange rate contract receivable
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$7	$—	$7

Interest rate swap liabilities
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$363	$—	$363

The fair value of these interest rate swap agreements and forward exchange rate contract approximated the amounts the Group would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates. Since significant observable inputs are used in the valuation model, the interest rate swap arrangements and the forward exchange rate arrangement represented a level 2 measurement in the fair value hierarchy.

CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2012
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

Pursuant to the Company’s extraordinary general meeting held on October 6, 2011, an increase in the authorized share capital from 2,500,000,000 ordinary shares of a nominal or par value of US$0.01 each to 7,300,000,000 ordinary shares of a nominal or par value of US$0.01 each was approved.

On November 29, 2011, the Company issued a total of 40,211,930 ordinary shares to Melco and Crown for shareholders’ loan conversion as disclosed in Note 20(c).

In connection with the Company’s restricted shares granted as disclosed in Note 16, nil, 310,575 and 1,254,920 ordinary shares were vested and issued during the years ended December 31, 2012, 2011 and 2010, respectively.

The Company issued 4,958,293, 6,920,386 and 8,785,641 ordinary shares to its depository bank for issuance to employees and Directors upon their future vesting of restricted shares and exercise of share options during the years ended December 31, 2012, 2011 and 2010 respectively. 1,276,634, 941,648 and 43,737 of these ordinary shares have been issued to employees and Directors upon vesting of restricted shares and 2,966,955, 3,835,596 and 804,285 of these ordinary shares have been issued to employees and Directors upon exercise of share options during the years ended December 31, 2012, 2011 and 2010, respectively. The balance of 11,267,038, 10,552,328 and 8,409,186 ordinary shares continue to be held by the Company for future issuance as of December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, 2011 and 2010, the Company had 1,646,792,257, 1,642,548,674 and 1,597,248,925 ordinary shares issued and outstanding, respectively.

INCOME TAX (CREDIT) EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX (CREDIT) EXPENSE
15.	INCOME TAX (CREDIT) EXPENSE

The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the United States of America, in the Philippines and in other jurisdictions, respectively, during the years ended December 31, 2012, 2011 and 2010.

Pursuant to the approval notices issued by Macau Government dated June 7, 2007, Melco Crown Macau has been exempted from Macau Complementary Tax on income generated from gaming operations for five years commencing from 2007 to 2011 and will continue to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notices issued by Macau Government in April 2011.

The Macau Government has granted to Altira Hotel Limited (“Altira Hotel”) and Melco Crown (COD) Hotels Limited (“Melco Crown (COD) Hotels”) the declaration of utility purpose benefit in 2007 and 2011, respectively, pursuant to which they are entitled to a property tax holiday, for a period of 12 years, on any immovable property that they own or have been granted for Altira Macau, Hard Rock Hotel and Crown Towers Hotel. Under such tax holiday, they will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for purposes of assessment of Macau Complementary Tax. The Group has applied for the declaration of utility purpose benefit in respect of Grand Hyatt Macau. The Macau Government has also granted to Altira Hotel a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which it is entitled to a vehicle tax holiday, provided there is no change in use or disposal of those vehicles within 5 years from the date of purchase. The Macau Government is considering the grant of the same benefit on specific vehicles purchased to Crown Towers Hotel, Hard Rock Hotel and Grand Hyatt Macau. The grant of the vehicles tax holiday is subject to the satisfaction by the Group of certain criteria determined by the Macau Government.

The provision for income tax consisted of:

	Year Ended December 31,
	2012	2011	2010
Income tax provision for current year:
Macau Complementary Tax	$203	$223	$165
Hong Kong Profits Tax	513	822	473
Profits tax in other jurisdictions	238	161	65

Sub-total	$954	$1,206	$703

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(171)	$3	$(18)
Hong Kong Profits Tax	32	142	(1)
Profits tax in other jurisdictions	1	(21)	8

Sub-total	$(138)	$124	$(11)

Deferred tax (credit) charge:
Macau Complementary Tax	$(3,676)	$(2,779)	$166
Hong Kong Profits Tax	(81)	(185)	58
Profits tax in other jurisdictions	(2)	(2)	4

Sub-total	$(3,759)	$(2,966)	$228

Total income tax (credit) expense	$(2,943)	$(1,636)	$920

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income tax	$395,729	$287,208	$(9,605)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374

	$(2,943)	$(1,636)	$920

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2012, 2011 and 2010, if applicable. Profits tax in other jurisdictions for the years ended December 31, 2012, 2011 and 2010 were provided mainly for the profits of the representative offices and branches set up by a subsidiary in the region where they operate. No provision for income tax in the United States of America and in the Philippines for the years ended December 31, 2012, 2011 and 2010 were provided as the subsidiaries incurred tax losses.

Melco Crown Macau was granted a tax holiday from Macau Complementary Tax for 5 years on casino gaming profits by the Macau Government in 2007. In April 2011, this tax holiday for Melco Crown Macau was extended for an additional 5 years through 2016. During the years ended December 31, 2012, 2011 and 2010, Melco Crown Macau reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to the Company for the years ended December 31, 2012 and 2011 would have been decreased by $88,491 and $69,677, and basic and diluted net income attributable to the Company per share would have reported reduced income of $0.054 and $0.053 per share for the year ended December 31, 2012 and $0.043 and $0.043 per share for the year ended December 31, 2011, respectively, and the Group’s consolidated net loss attributable to the Company for the year ended December 31, 2010 would have been increased by $28,069, and basic and diluted net loss attributable to the Company per share would have reported additional loss of $0.018 per share. Melco Crown Macau’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The effective tax rates for the years ended December 31, 2012, 2011 and 2010 were negative rates of 0.7%, 0.6% and 9.6%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of change in valuation allowance for the years ended December 31, 2012, 2011 and 2010 and the effect of tax holiday granted by the Macau Government as described in the preceding paragraphs during the years ended December 31, 2012, 2011 and 2010.

The deferred tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
Deferred tax assets
Net operating loss carried forwards	$63,022	$60,782
Depreciation and amortization	105	24
Deferred deductible expenses	3,089	—

Sub-total	$66,216	$60,806

Valuation allowance
Current	$(21,054)	$(17,816)
Long-term	(45,057)	(42,966)

Sub-total	$(66,111)	$(60,782)

Total net deferred tax assets	$105	$24

Deferred tax liabilities
Land use rights	$(64,497)	$(68,552)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,348)	(971)

Total net deferred tax liabilities	$(66,350)	$(70,028)

As of December 31, 2012 and 2011, valuation allowance of $66,111 and $60,782 were provided, respectively, as management does not believe that it is more likely than not that these deferred tax assets will be realized. As of December 31, 2012, adjusted operating tax loss carry forwards, amounting to $175,451, $159,304 and $183,885 will expire in 2013, 2014 and 2015, respectively. Adjusted operating tax loss carried forwards of $142,678 has expired during the year ended December 31, 2012.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries are available for distribution to the Company of approximately $1,150,000 at December 31, 2012 are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $138,000.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 and there is no material unrecognized tax benefit which would favourably affect the effective income tax rate in future periods. As of December 31, 2012 and 2011, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau, the United States of America and the Philippines are 6 years, 5 years, 3 years and 3 years, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The plan administrator would determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Group grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of HKSE on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. Accordingly, no share option and restricted share was granted under the 2006 Share Incentive Plan during the year ended December 31, 2012.

Share Options

The Group granted ordinary share options to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 with the exercise price determined at the closing price of the date of grant. These ordinary share options became exercisable over different vesting periods ranging from immediately vested on date of grant to four years with different vesting scale. The ordinary share options granted expire 10 years after the date of grant, except for options granted in the exchange program as described below which have exercise period ranging from 7.7 to 8.3 years.

During the year ended December 31, 2009, the Board of Directors of the Company approved a proposal to allow for a one-time share option exchange program, designed to provide eligible employees an opportunity to exchange certain outstanding underwater share options for a lesser amount of new share options to be granted with lower exercise prices. Share options eligible for exchange were those that were granted on or prior to April 11, 2008 under the 2006 Share Incentive Plan. A total of approximately 5.4 million eligible share options were tendered by employees, representing 94% of the total share options eligible for exchange. The Group granted an aggregate of approximately 3.6 million new share options in exchange for the eligible share options surrendered. The exercise price of the new share options was $1.43, which was the closing price of the Company’s ordinary share on the grant date. No incremental share option expense was recognized for the exchange because the fair value of the new options, using Black-Scholes valuation model, was approximately equal to the fair value of the surrendered options they replaced. The significant assumptions used to determine the fair value of the new options includes expected dividend of nil, expected stock price volatility of 87.29%, risk-free interest rate of 2.11% and expected average life of 5.6 years.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions:

	December 31,
	2011	2010
Expected dividend yield	—	—
Expected stock price volatility	81.87%	79.24%
Risk-free interest rate	2.07%	1.78%
Expected average life of options (years)	5.1	5.5

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	$1.22
Forfeited	(1,110,843)	$1.63
Expired	(6,510)	$1.01

Outstanding at December 31, 2012	16,832,154	$1.61	6.53	$67,447

Exercisable at December 31, 2012	11,707,977	$1.44	6.15	$48,829

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2012 are presented below:

	Vested
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,707,977	$1.44	6.15	$48,829

Note: 3,673,901 share options vested and 6,510 share options expired during the year ended December 31, 2012

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $2.52)	5,124,177	$1.98	7.39	$18,618

The weighted-average fair value of share options granted under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 were $1.67 and $0.84, respectively. Share options of 2,966,955, 3,835,596 and 804,285 were exercised and proceeds amounted to $3,632, $3,950 and $938 were recognized during the years ended December 31, 2012, 2011 and 2010, respectively. The total intrinsic values of share options exercised for the years ended December 31, 2012, 2011 and 2010 were $13,022, $8,348 and $767, respectively. As of December 31, 2012, there was $3,927 unrecognized compensation costs related to unvested share options under the 2006 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 1.14 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010. These restricted shares have a vesting period ranging from immediately vested on date of grant to four years. The grant date fair value is determined with reference to the market closing price of the Company’s ordinary share at the date of grant.

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011 and January 1, 2012	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested at December 31, 2012	2,238,885	$2.19

The total fair values at date of grant of the restricted shares under the 2006 Share Incentive Plan vested during the years ended December 31, 2012, 2011 and 2010 were $3,181, $1,339 and $2,166, respectively. As of December 31, 2012, there was $2,761 of unrecognized compensation costs related to restricted shares under the 2006 Share Incentive Plan and the costs are expected to be recognized over a weighted-average period of 1.21 years.

2011 Share Incentive Plan

The Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders which became effective on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares, etc. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. There was no share option or restricted share granted during the year ended December 31, 2011. As of December 31, 2012 and 2011, 96,894,814 and 100,000,000 shares remain available for the grant of various share based awards under the 2011 Share Incentive Plan, respectively.

Share Options

The Group granted share options to certain personnel under the 2011 Share Incentive Plan during the year ended December 31, 2012 with the exercise price determined at the closing price on the date of grant. These share options became exercisable over a vesting period of three years. The share options granted expire 10 years after the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions for options granted during the year ended December 31, 2012:

Expected dividend yield	—
Expected stock price volatility	67.82%
Risk-free interest rate	1.01%
Expected average life of options (years)	5.1

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding at December 31, 2012	1,901,136	$4.70	9.25	$1,743

As of December 31, 2012, no share options granted under 2011 Share Incentive Plan were vested and exercisable.

A summary of share options expected to vest under the 2011 Share Incentive Plan at December 31, 2012 are presented below:

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($4.70)	1,901,136	$4.70	9.25	$1,743

The weighted-average fair value of share options granted under the 2011 Share Incentive Plan during the year ended December 31, 2012 was $2.44. As of December 31, 2012, there was $3,466 unrecognized compensation costs related to unvested share options under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 2.24 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2011 Share Incentive Plan during the year ended December 31, 2012. These restricted shares have a vesting period of three years. The grant date fair value is determined with reference to the market closing price of the Company’s ordinary share at the date of grant.

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43

No restricted shares under the 2011 Share Incentive Plan were vested during the year ended December 31, 2012. As of December 31, 2012, there was $3,811 of unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 2.24 years.

The impact of share options and restricted shares for the years ended December 31, 2012, 2011 and 2010 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2012	2011	2010
2006 Share Incentive Plan
Share options	$4,033	$5,570	$4,439
Restricted shares	2,464	3,054	1,606

Subtotal	$6,497	$8,624	$6,045

2011 Share Incentive Plan
Share options	$1,179	$—	$—
Restricted shares	1,297	—	—

Subtotal	$2,476	$—	$—

Total share-based compensation expenses	$8,973	$8,624	$6,045
Less: share-based compensation expenses capitalized in construction in progress	—	—	(2)

Share-based compensation recognized in general and administrative expenses	$8,973	$8,624	$6,043

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
17.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees in Macau, Hong Kong and certain other jurisdictions.

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits. The only obligation of the Group with respect to the SSF Scheme operated by the Macau Government is to make the required contributions under the scheme.

Hong Kong

Employees employed by the Group in Hong Kong are members of Mandatory Provident Fund Scheme (the “MPF Scheme”) operated by the Group. With effect from June 1, 2012, the maximum monthly contribution by both employee and employer is increased from HK$1,000 to HK$1,250. With this increase, for these employees, with exception of executive officers, the Group’s and the employees’ contributions to the MPF Scheme are each set at 5% of the employees’ relevant income up to a maximum of HK$1,250 per employee per month. For executive officers, the employees’ contributions to the MPF Scheme are set at 5% of the employees’ salaries up to a maximum of HK$1,250 per employee per month. The Group’s contribution to the MPF Scheme is set at 10% of the employees’ base salaries. The excess of contributions over the Group’s mandatory portion, which is 5% of the employees’ salaries up to a maximum of HK$1,250 per employee per month, are treated as the Group’s voluntary contribution and are vested to executive officers at 10% per year with full vesting in 10 years. The Group’s contributions to the MPF Scheme are fully and immediately vested to the employees once they are paid. The MPF Scheme was established under trust with the assets of the funds held separately from those of the Group by independent trustees.

Other Jurisdictions

The Group’s subsidiaries in certain other jurisdiction operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ payroll and met the minimum mandatory requirements.

During the years ended December 31, 2012, 2011 and 2010, the Group’s contributions into the defined contribution plans were $5,303, $5,414 and $5,070, respectively.

DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFITS
18.	DISTRIBUTION OF PROFITS

All subsidiaries incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after taxation to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve sets aside an amount from the subsidiaries’ statements of operations and is not available for distribution to the shareholders of the subsidiaries. The appropriation of legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the board of directors of the relevant subsidiaries. As of December 31, 2012 and 2011, the balance of the reserve amounted to $31,201 and $3, respectively.

The City of Dreams Project Facility contained restrictions on payment of dividends by the Borrowing Group which applied until the City of Dreams Project Facility was amended on June 30, 2011. There was a restriction on paying dividends during the construction phase of the City of Dreams project. Upon completion of the construction of the City of Dreams, the relevant subsidiaries would then be able to pay dividends if they satisfied certain financial tests and conditions.

The 2011 Credit Facilities contain restrictions which apply on and from June 30, 2011 on paying dividends to the Company or persons who are not members of the 2011 Borrowing Group, unless certain financial tests and conditions are satisfied. Dividends may be paid from (i) excess cash flow as defined in the 2011 Credit Facilities generated by the 2011 Borrowing Group subject to compliance with the financial covenants under the 2011 Credit Facilities; or (ii) cash held by the 2011 Borrowing Group in an amount not exceeding the aggregate cash and cash equivalents investments of the 2011 Borrowing Group as at June 30, 2011 subject to a certain amount of cash and cash equivalents being retained for operating purposes and, in either case, there being no event of default continuing or likely to occur under the 2011 Credit Facilities as a result of making such payment.

The indenture governing the 2010 Senior Notes and the Studio City Notes also contain certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for MCE Finance and Studio City Finance, respectively and their respective restricted subsidiaries.

During the years ended December 31, 2012, 2011 and 2010, the Company did not declare or pay any cash dividends on the ordinary shares. No dividends have been proposed since the end of the reporting period.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of December 31, 2012, the Group had capital commitments contracted for but not provided mainly for the construction and acquisition of property and equipment for City of Dreams and Studio City totaling $743,263.

(b)	Lease Commitments and Other Arrangements

Operating Leases — As a lessee

The Group leases office space, Mocha Clubs sites and staff quarters under non-cancellable operating lease agreements that expire at various dates through June 2022. Those lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Group and its lessor and in some cases contingent rental expenses stated as a percentage of turnover. During the years ended December 31, 2012, 2011 and 2010, the Group incurred rental expenses amounting to $18,573, $16,944 and $15,373, respectively which consisted of minimum rental expenses of $15,003, $16,944 and $15,373 and contingent rental expenses of $3,570, nil and nil, respectively.

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2013	$9,817
2014	5,031
2015	3,851
2016	2,686
2017	2,286
Over 2017	9,859

$33,530

As grantor of operating and right to use arrangement

The Group entered into non-cancellable operating and right to use agreements mainly for mall spaces in the City of Dreams site with various retailers that expire at various dates through February 2022. Certain of the operating and right to use agreements include minimum base fee and operating fee with escalated contingent fee clauses. During the years ended December 31, 2012, 2011 and 2010, the Group received contingent fees amounting to $22,906, $18,053 and $12,801, respectively.

As of December 31, 2012, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2013	$12,530
2014	11,816
2015	6,353
2016	1,551
2017	163

$32,413

The total minimum future fees do not include the escalated contingent fee clauses.

(c)	Other Commitments

Gaming subconcession

On September 8, 2006, the Macau Government granted a gaming subconcession to Melco Crown Macau to operate the gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Crown Macau has committed to the following:

i)	To pay the Macau Government a fixed annual premium of $3,744 (MOP30,000,000).

ii)	To pay the Macau Government a variable premium depending on the number and type of gaming tables and gaming machines that the Group operates. The variable premium is calculated as follows:

•	$37 (MOP300,000) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kind of games or to certain players;

•	$19 (MOP150,000) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kind of games or to certain players; and

•	$0.1 (MOP1,000) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	To pay the Macau Government a sum of 1.6% of the gross revenues of the gaming business operations on a monthly basis, that will be made available to a public foundation for the promotion, development and study of social, cultural, economic, educational, scientific, academic and charity activities, to be determined by the Macau Government.

iv)	To pay the Macau Government a sum of 2.4% of the gross revenues of the gaming business operations on a monthly basis, which will be used for urban development, tourist promotion and the social security of Macau.

v)	To pay special gaming tax to the Macau Government of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

vi)	Melco Crown Macau must maintain two bank guarantees issued by a specific bank with the Macau Government as the beneficiary in a maximum amount of $62,395 (MOP500,000,000) from September 8, 2006 to September 8, 2011 and a maximum amount of $37,437 (MOP300,000,000) from September 8, 2011 until the 180th day after the termination date of the gaming subconcession.

As a result of the bank guarantees given by the bank to the Macau Government as disclosed in Note 19(c)(vi) above, a sum of 1.75% of the guarantee amount will be payable by Melco Crown Macau quarterly to such bank.

Land concession contracts

The Company’s subsidiaries have entered into concession contracts for the land on which our Altira Macau, City of Dreams and Studio City properties and development projects are located. The title to the land lease right is obtained once the related land concession contract is published in the Macau official gazette. The contracts have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to payment of a special contribution to be defined by the Macau Government, and impose special development conditions. The Company’s land holding subsidiaries are required to i) pay an upfront land premium, which is recognized as land use right in the consolidated balance sheets and a nominal annual government land use fee, which is recognized as general and administrative expense and may be adjusted every five years; and ii) place a guarantee deposit upon acceptance of the land lease terms, which is subject to adjustments from time to time in line with the amounts paid as annual land use fee. During the land concession term, amendments have been sought which have or will result in revisions to the development conditions, land premium and government land use fees.

Altira Macau

In March 2006, the Macau Government granted the Taipa Land on which Altira Macau is located to Altira Developments Limited (“Altira Developments”), an indirect subsidiary of the Company. The land premium of approximately $18,685 was fully paid in July 2006, a guarantee deposit of approximately $20 was paid upon acceptance of the land lease terms in 2006 and government land use fees of approximately $171 per annum are payable. As of December 31, 2012, the Group’s total commitment for government land use fees for the Altira Macau site to be paid during the remaining term of the land concession contract was $3,110.

In January 2013, Altira Developments accepted an initial terms for the revision of the land lease agreement of the Taipa Land, further details is disclosed in Note 24(a).

City of Dreams

In August 2008, the Macau Government granted the Cotai Land on which City of Dreams is located to Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”) and Melco Crown Macau. The initial land premium is approximately $105,091, of which approximately $96,810 have been paid as of December 31, 2012, and the remaining amount of approximately $8,281, accruing with 5% interest per annum, is due to be paid in February 2013. A guarantee deposit of approximately $424 was also paid upon acceptance of the land lease terms in February 2008. Melco Crown (COD) Developments applied for an amendment to the land concession contract in 2009 to increase the total developable gross floor area and the purpose of such area. The amendment required an additional land premium of approximately $32,118 which was fully paid in March 2010, and revised government land use fees to approximately $1,185 per annum. This amendment process was completed on September 15, 2010. As of December 31, 2012 and 2011, the total outstanding balance of the land premium was included in accrued expenses and other current liabilities in an amount of $8,281 and $15,960, and in land use rights payable in an amount of nil and $8,281, respectively. As of December 31, 2012, the Group’s total commitment for government land use fees for the City of Dreams site to be paid during the remaining term of the land concession contract was $24,384.

In February 2013, the Macau Government issued a land grant amendment proposal to Melco Crown (COD) Developments for the Cotai Land in respect of its amendment request applied in 2011. In March 2013, Melco Crown (COD) Developments and Melco Crown Macau accepted the land grant amendment proposal, further details of the amendment proposal is included in Note 24(f).

Studio City

In October 2001, the Macau Government granted the Studio City Land on which Studio City is located to Studio City Developments. In accordance with the terms of the land concession contract, a land premium of approximately $2,910 was paid in 2005, a guarantee deposit of approximately $105 was made and government land use fees of approximately $105 per annum are payable. Since 2005, the land concession contract has been in the process of being amended.

In November 2006, the Macau Government issued a proposed amendment which was accepted by Studio City Developments that required an additional land premium of approximately $70,581 and the government land use fees would be revised to approximately $326 per annum during the development period of Studio City and approximately $527 per annum after the development period. An additional guarantee deposit of approximately $326 was paid upon acceptance of the land lease terms and conditions proposed by the Macau Government. Approximately $23,561 of the additional land premium was paid in 2006 and the remaining amount of approximately $47,020 would be due in five biannual instalments, accruing with 5% interest per annum, with the first instalment to be paid within six months from the date the amended contract would be published in the Macau official gazette. The November 2006 proposed amendment was not published and since that date other amendments have been requested and are in progress with the Macau Government.

On July 25, 2012, an amendment to the land concession contract was published in the Macau official gazette. This amendment reflected an increase in the gross floor area for construction and the extension of the development period to 72 months from the date of publication of such amendment contract. The amendment also revised the land premium to approximately $174,954 and revised the government land use fees to approximately $490 per annum during the development period of Studio City and approximately $1,131 per annum after the development period. Studio City Developments accepted the final amendment proposal on June 13, 2012, paid an additional guarantee deposit of approximately $490 to the Macau Government on June 12, 2012 and an additional land premium of approximately $35,316 on June 6, 2012. Apart from the land premium of approximately $23,561 which was paid in 2006, the remaining amount of revised land premium of approximately $116,077 will be due in five biannual instalments, accruing with 5% interest per annum, with the first instalment to be paid within six months from the above mentioned date of publication of the amended contract in the Macau official gazette.

As of December 31, 2012 and 2011, the Group’s total outstanding balance of the land premium was included in accrued expenses and other current liabilities in an amount of $44,719 and nil, and in land use right payable in an amount of $71,358 and $47,020, respectively. As of December 31, 2012, the Group’s total commitment for government land use fees for the Studio City site to be paid during the remaining term of the land concession contract was $12,033.

(d)	Guarantees

Except as disclosed in Note 11 to the consolidated financial statements, the Group has made the following significant guarantees as of December 31, 2012:

•

Melco Crown Macau has issued a promissory note (“Livrança”) of $68,635 (MOP550,000,000) to a bank in respect of bank guarantees issued to the Macau Government as disclosed in Note 19(c)(vi) to the consolidated financial statements.

•	The Company has entered into two deeds of guarantee with third parties amounted to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•

Pursuant to the Commitment Letter for the Studio City Project Facility entered into on October 19, 2012 as disclosed in Note 11, the Company and the Studio City Borrower (on a joint and several basis) and New Cotai Investments (on a several basis) provided an indemnity on customary terms to the Studio City Lenders and their affiliates, including in connection with any breach of such Commitment Letter and related documents (“Studio City Mandate Documents”), such as a breach of warranty in respect of factual information and financial projections provided by or on behalf of the Company and the Studio City Borrower to the Studio City Lenders and their affiliates. The indemnity does not apply to the Company in respect of any breach by New Cotai Investments of the Studio City Mandate Documents (and vice versa). The Company’s obligations under the indemnity will cease to have effect upon an amount of not less than $500,000 of equity contributions having been made and received by the Studio City Borrower from its shareholders. On the same date, under the terms of an agreement between, among others, the Company and New Cotai Investments to regulate how indemnity claims under the Commitment Letter are dealt with and funded, the Company has indemnified New Cotai Investments and the Studio City Borrower in respect of any act or omission of the Company or its affiliates (other than Studio City International and its subsidiaries) resulting from such person’s gross negligence, willful misconduct or bad faith.

(e)	Litigation

As of December 31, 2012, the Group is currently a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management does not believe that the outcome of such proceedings will have a material effect on the Group’s financial position, results of operations or cash flows.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2012, 2011 and 2010, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2012	2011	2010
Transactions with affiliated companies
Chin Son, Limited (1)	Purchase of property and equipment	$—	$1,756	$—
Crown’s subsidiary	Consultancy fee expense	428	461	298
	Management fee expense	—	—	3
	Office rental expense	—	—	3
	Purchase of property and equipment	351	307	—
	Service fee expense (3)	—	—	(24)
	Software license fee expense	312	—	—
	Other service fee income	43	43	14
	Rooms and food and beverage income	—	—	3
Lisboa Holdings Limited (1)	Office rental expense	1,157	1,493	1,106
Melco’s subsidiaries and its associated companies	Advertising and promotional expenses	5	9	—
	Consultancy fee expense	483	509	570
	Management fee expense	14	14	14
	Office rental expense	586	533	533
	Operating and office supplies expenses	32	68	160
	Purchase of property and equipment	1,479	186	1,287
	Repairs and maintenance expenses	—	—	236
	Service fee expense (4)	646	502	524
	Other service fee income	345	307	254
	Rooms and food and beverage income	161	221	13
Melco Crown Entertainment Charity Association (“MCE Charity Association”) (2)	Donation expense	—	120	—
MGM Grand Paradise Limited (1)	Operating and office supplies expenses	—	—	3
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”) (1)	Office rental expense	136	124	212
	Operating and office supplies expenses	20	20	18
	Purchase of property and equipment	—	6	—
	Repairs and maintenance expenses	3	—	—
	Traveling expense (5)	2,976	2,794	2,750
	Rooms and food and beverage income	77	445	64
Sky Shuttle Helicopters Limited (“Sky Shuttle”) (1)	Traveling expense	1,711	2,008	1,433
Transactions with affiliated companies - continued
Sociedade de Jogos de Macau S.A. (“SJM”) (1)	Office rental expense	$—	$—	$158
	Traveling expense capitalized in construction in progress (5)	1	2	—
	Traveling expense recognized as expense (5)	327	482	—
Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (the “STDM Group”) (1)	Advertising and promotional expenses	88	116	75
	Office rental expense	1,404	807	259
	Service fee expense	216	113	—
	Traveling expense capitalized in construction in progress (5)	8	—	3
	Traveling expense recognized as expense (5)	33	115	792
Transactions with shareholders
Crown	Consultancy fee capitalized in deferred financing costs	222	—	—
	Interest expense	—	97	86
	Other service fee income	—	4	—
	Rooms and food and beverage income	—	39	—
Melco	Development costs	3,000	—	—
	Interest expense	—	174	156
	Other service fee income	—	—	23
	Rooms and food and beverage income	—	15	39

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.

(2)	An association of which certain subsidiaries of the Company are directors.

(3)	The negative amount including reversal of over-accrual of related expense during the year.

(4)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.

(5)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income received or prepayment of operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Melco’s subsidiary and its associated company	$1,312	$1,744
Shun Tak Group	10	102

	$1,322	$1,846

The maximum amounts outstanding due from Melco’s subsidiary during the years ended December 31, 2012 and 2011 were $1,740 and $1,841, respectively. The maximum amounts outstanding due from Melco’s associated company during the years ended December 31, 2012 and 2011 were $4 in each of those years.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2012 and 2011 were $110 and $236, respectively.

The outstanding balances due from affiliated companies as of December 31, 2012 and 2011 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Crown’s subsidiary	$12	$18
Melco’s subsidiaries and its associated company	369	179
MCE Charity Association	—	120
Shun Tak Group	283	304
SJM	71	113
Sky Shuttle	159	302
STDM Group	55	101

	$949	$1,137

The outstanding balances due to affiliated companies as of December 31, 2012 and 2011 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Loans From Shareholders

Melco and Crown provided loans to the Company mainly for working capital purposes, for the acquisition of the Altira Macau and the City of Dreams sites and for construction of Altira Macau and City of Dreams. The maximum amount of outstanding loan balances due to Melco and Crown during the year ended December 31, 2011 was HK$578,577,752 (equivalent to $74,367) and HK$501,157,031 (equivalent to $64,416), respectively.

The loan provided by Melco was unsecured, interest bearing at 3-month HIBOR per annum, except for the period from May 16, 2008 to May 15, 2009 which was interest bearing at 3-month HIBOR plus 1.5% per annum, and would have been repayable in May 2012; and the loan provided by Crown was unsecured, interest bearing at 3-month HIBOR per annum and would have been repayable in May 2012.

On November 18, 2011, Melco and Crown agreed to convert their respective shareholder loans into equity. They entered into a series of agreements, pursuant to which, on November 29, 2011:

•

Melco transferred by novation HK$180,000,000 (equivalent to $23,136) of the outstanding loan balances owed to Melco by the Company to Crown. On completion of the novation, the Company was indebted to Melco in the sum of HK$398,577,752 (equivalent to $51,231) and Crown in the sum of HK$501,157,031 (equivalent to $64,416).

•

Each of Melco and Crown agreed to convert outstanding loan balances owed by the Company to them into shares. The Company issued a total of 40,211,930 ordinary shares in connection with the shareholder loan conversion, based on a conversion price of $2.87 per share.

Subsequent to the shareholder loans conversion into equity as mentioned above, there were no loans from Melco and Crown as of December 31, 2012 and 2011.

(d)	Amount Due From A Shareholder

The amount of $6 due from Melco as of December 31, 2011, arising from operating income received, was unsecured, non-interest bearing and repayable on demand.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams and Studio City, which was acquired by the Group in July 2011. Taipa Square Casino, the Philippines Project which is currently in an early phase of development and MCP which had no revenue and incurred insignificant expenses during the year ended December 31, 2012, were included within Corporate and Others. During the years ended December 31, 2012, 2011 and 2010, all revenues were generated in Macau.

Total Assets

	December 31,
	2012	2011	2010
Mocha Clubs	$176,830	$174,404	$145,173
Altira Macau	617,847	577,145	571,504
City of Dreams	3,147,322	3,103,458	3,202,692
Studio City	1,844,706	713,637	—
Corporate and Others	2,160,761	1,701,336	965,071

Total consolidated assets	$7,947,466	$6,269,980	$4,884,440

Capital Expenditures

	Year Ended December 31,
	2012	2011	2010
Mocha Clubs	$5,951	$23,558	$13,140
Altira Macau	7,105	6,662	7,784
City of Dreams	99,416	39,774	94,279
Studio City	115,385	713,253	—
Corporate and Others	56,141	2,387	4,457

Total capital expenditures	$283,998	$785,634	$119,660

For the years ended December 31, 2012, 2011 and 2010, there was no single customer that contributed more than 10% of the total revenues.

The Group’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2012	2011	2010
NET REVENUES
Mocha Clubs	$143,260	$131,934	$111,984
Altira Macau	966,770	1,173,930	859,755
City of Dreams	2,920,912	2,491,383	1,638,401
Studio City	160	—	—
Corporate and Others	46,911	33,600	31,836

Total net revenues	$4,078,013	$3,830,847	$2,641,976

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	$36,065	$40,475	$29,831
Altira Macau	154,697	246,300	133,679
City of Dreams	805,719	594,440	326,338
Studio City	(670)	(300)	—

Total adjusted property EBITDA	995,811	880,915	489,848

OPERATING COSTS AND EXPENSES
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)	—
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Share-based compensation	(8,973)	(8,624)	(6,043)
Property charges and others	(8,654)	(1,025)	(91)
Corporate and Others expenses	(75,611)	(71,494)	(59,489)

Total operating costs and expenses	(488,719)	(435,805)	(397,336)

OPERATING INCOME	507,092	445,110	92,512

NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	(4,310)	—
Change in fair value of interest rate swap agreements	363	3,947	—
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses	—	(8,950)	—
Loss on extinguishment of debt	—	(25,193)	—
Costs associated with debt modification	(3,277)	—	(3,310)

Total non-operating expenses	(111,363)	(157,902)	(102,117)

INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX CREDIT (EXPENSE)	2,943	1,636	(920)

NET INCOME (LOSS)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812	—

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$294,656	$(10,525)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams and Studio City and to compare the operating performance of its properties with those of its competitors.

ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
ACQUISITION OF SUBSIDIARIES
22.	ACQUISITION OF SUBSIDIARIES

(a)	Acquisition of MCP

On December 7, 2012, the Company, through its indirect subsidiaries, MCE Investments and MCE Philippines Investments No.2 (collectively referred to as the “Buyers”), entered into an acquisition agreement (the “Acquisition Agreement”) with two independent third parties, Interpharma Holdings & Management Corporation and Pharma Industries Holdings Limited (collectively referred to as the “Selling Shareholders”), subject to certain conditions precedent, to acquire from the Selling Shareholders an aggregate of 93.06% of the issued share capital of MCP (the “Proposed Acquisition”). Prior to completion of the Proposed Acquisition on December 19, 2012, MCP sold its two operating subsidiaries, Interphil Laboratories, Inc. and Lancashire Realty Holding Corporation, to the Selling Shareholders (or their affiliates) under the deeds of assignment dated December 7, 2012 between the Selling Shareholders (or their affiliates) and MCP (the “Subsidiary Sale Agreements”), in accordance with the terms of the Acquisition Agreement. The total consideration under the Acquisition Agreement was PHP1,259,000,000 (equivalent to $30,682) which included i) PHP200,000,000 (equivalent to $4,874) to the Selling Shareholders, and ii) PHP1,059,000,000 (equivalent to $25,808) on direction of the Selling Shareholders, to MCP in settlement of the liabilities of the Selling Shareholders (or their affiliates) under the Subsidiary Sale Agreements. On December 19, 2012, MCP retained PHP1,059,000,000 (equivalent to $25,808), which represented the subsidiaries’ sale amount upon completion of the Proposed Acquisition.

On December 19, 2012, the Group completed the acquisition of 93.06% of the issued share capital of MCP. MCP did not have any operation and revenue immediately before the acquisition by the Group and the excess payment of $5,747 for acquisition of assets and liabilities of MCP does not have any measureable future economic benefits to the Group to qualify the recognition requirements of an asset, and was therefore expensed in the consolidated statements of operations and included in development costs.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	$24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682

(b)	Acquisition of Studio City Group

On June 16, 2011, the Company entered into a share purchase agreement and through its indirect subsidiary, MCE Cotai Investments Limited (“MCE Cotai”), to acquire from an affiliate of eSun Holdings Limited (“eSun Holdings”), an independent third party, a 60% equity interest in Studio City International (together with its direct and indirect subsidiaries, the “Studio City Group”), which is the developer of Studio City. The total consideration under the share purchase agreement and related transaction documents is $360,000 which include i) a payment to an affiliate of eSun Holdings for its entire 60% interest in, and a shareholder’s loan extended to, the Studio City Group at $200,000 and $60,000, respectively; where $65,000 and $195,000 were paid by the Group in June 2011 and July 2011, respectively, and ii) a payment of $100,000 in cash in three installments of $50,000, $25,000 and $25,000 over two years commencing upon the closing of the transaction on July 27, 2011 to New Cotai Holdings, LLC (the direct shareholder of New Cotai, LLC), for transferring to the Studio City Group the shares of other entities that own rights to develop the gaming areas of Studio City. The first and second installments of $50,000 and $25,000 were settled by the Group in August 2011 and July 2012, respectively; and the remaining installment of $25,000 will be payable in July 2013.

On July 27, 2011, the Group completed the acquisition of 60% equity interest in the Studio City Group. The Studio City Group did not have any operation and revenue immediately before the acquisition. The Group principally acquired a parcel of land and related construction in progress through the acquisition of the Studio City Group and this transaction was accounted for as acquisition of assets and liabilities.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
23.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In May 2010, MCE Finance (the “Issuer”), an indirect subsidiary of the Company (the “Parent”), issued the 2010 Senior Notes as disclosed in Note 11.

The Issuer and all subsidiary guarantors except Melco Crown Macau are 100% directly or indirectly owned by the Parent guarantor. Certain Macau laws require companies limited by shares (sociedade anónima) incorporated in Macau to have a minimum of three shareholders, and all gaming concessionaires and subconcessionaires to be managed by a Macau permanent resident, the managing director, who must hold at least 10% of the share capital of the concessionaire or subconcessionaire. In accordance with such Macau laws, approximately 90% of the share capital of Melco Crown Macau is indirectly owned by the Parent. While the Group complies with the Macau laws, Melco Crown Macau is considered an indirectly 100% owned subsidiary of the Parent for purposes of the consolidated financial statements of the Parent because the economic interest of the 10% holding of the managing director is limited to, in aggregate with other class A shareholders, MOP1 on the winding up or liquidation of Melco Crown Macau and to receive an aggregate annual dividend of MOP1. The City of Dreams Project Facility, the 2011 Credit Facilities and the gaming subconcession agreement significantly restrict the Parent’s, the Issuer’s and the subsidiary guarantors’ ability to obtain funds from each other guarantor subsidiary in the form of a dividend or loan.

Condensed consolidating financial statements for the Parent, Issuer, guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010 are presented in the following tables. Information has been presented such that investments in subsidiaries, if any, are accounted for under the equity method and the principal elimination entries eliminate the investments in subsidiaries and intercompany balances and transactions. Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209
Restricted cash	367,645	—	—	305,336	—	672,981
Accounts receivables, net	—	—	320,929	—	—	320,929
Amounts due from affiliated companies	1,113	—	226	46	(63)	1,322
Intercompany receivables	77,471	7,523	110,062	164,479	(359,535)	—
Income tax receivable	266	—	—	—	—	266
Inventories	—	—	16,576	—	—	16,576
Prepaid expenses and other current assets	2,448	46	32,419	5,330	(12,500)	27,743

Total current assets	451,830	7,569	1,997,164	664,561	(372,098)	2,749,026

PROPERTY AND EQUIPMENT, NET	—	—	2,342,785	341,309	—	2,684,094
GAMING SUBCONCESSION, NET	—	—	542,268	—	—	542,268
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	4,123,067	3,088,129	4,446,983	1,214,081	(12,872,260)	—
ADVANCE TO INTERMEDIATE HOLDING COMPANY	—	—	—	281,567	(281,567)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	17,795	(17,795)	—
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	—	—	65,437	22,804	—	88,241
RESTRICTED CASH	—	—	—	741,683	—	741,683
DEFERRED TAX ASSETS	—	—	—	105	—	105
DEFERRED FINANCING COSTS	1,427	24,167	18,790	21,546	—	65,930
LAND USE RIGHTS, NET	—	—	391,419	598,565	—	989,984

TOTAL ASSETS	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$13,745	$—	$—	$13,745
Accrued expenses and other current liabilities	6,465	8,028	684,518	164,330	(12,500)	850,841
Income tax payable	—	—	5	1,186	—	1,191
Intercompany payables	181,371	—	40,564	137,590	(359,525)	—
Current portion of long-term debt	720,923	—	128,359	5,658	—	854,940
Amounts due to affiliated companies	59	—	899	54	(63)	949

Total current liabilities	908,818	8,028	868,090	308,818	(372,088)	1,721,666

LONG-TERM DEBT	—	593,967	886,370	859,587	—	2,339,924
OTHER LONG-TERM LIABILITIES	—	—	5,800	1,612	—	7,412
DEFERRED TAX LIABILITIES	—	—	16,498	49,852	—	66,350
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,055,607	619,280	(1,674,887)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	582,869	—	(582,869)	—
ADVANCE FROM IMMEDIATE HOLDING COMPANY	—	—	—	299,362	(299,362)	—
ADVANCE FROM A SUBSIDIARY	281,567	17,795	—	—	(299,362)	—
LAND USE RIGHTS PAYABLE	—	—	—	71,358	—	71,358
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	3,385,939	2,500,075	6,475,747	1,694,147	(10,669,969)	3,385,939
Noncontrolling interests	—	—	—	—	354,817	354,817

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024
Accounts receivables, net	—	—	306,500	—	—	306,500
Amounts due from affiliated companies	1,551	—	299	46	(50)	1,846
Amount due from a shareholder	—	—	6	—	—	6
Intercompany receivables	49,889	7,822	59,500	171,217	(288,428)	—
Inventories	—	—	15,258	—	—	15,258
Prepaid expenses and other current assets	5,966	43	15,027	2,846	—	23,882

Total current assets	135,211	7,865	1,410,623	240,295	(288,478)	1,505,516

PROPERTY AND EQUIPMENT, NET	—	—	2,481,176	174,253	—	2,655,429
GAMING SUBCONCESSION, NET	—	—	599,505	—	—	599,505
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	3,415,113	2,599,928	4,114,259	381,420	(10,510,720)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
LONG-TERM PREPAYMENTS,
DEPOSITS AND OTHER ASSETS	135	—	71,742	981	—	72,858
RESTRICTED CASH	364,807	—	—	—	—	364,807
DEFERRED TAX ASSETS	—	—	—	24	—	24
DEFERRED FINANCING COSTS	5,159	11,637	25,942	—	—	42,738
LAND USE RIGHTS, NET	—	—	408,630	534,338	—	942,968

TOTAL ASSETS	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$12,023	$—	$—	$12,023
Accrued expenses and other current liabilities	8,317	8,046	519,114	53,242	—	588,719
Income tax payable	67	—	—	1,173	—	1,240
Intercompany payables	181,609	—	73,254	33,565	(288,428)	—
Amounts due to affiliated companies	52	—	1,032	103	(50)	1,137

Total current liabilities	190,045	8,046	605,423	88,083	(288,478)	603,119

LONG-TERM DEBT	718,085	593,166	1,014,729	—	—	2,325,980
OTHER LONG-TERM LIABILITIES	—	—	4,986	22,914	—	27,900
DEFERRED TAX LIABILITIES	—	—	16,900	53,128	—	70,028
ADVANCE FROM ULTIMATE
HOLDING COMPANY	—	—	1,066,119	341,934	(1,408,053)	—
LOAN FROM INTERMEDIATE
HOLDING COMPANY	—	—	580,630	—	(580,630)	—
ADVANCE FROM IMMEDIATE
HOLDING COMPANY	—	—	—	56,140	(56,140)	—
ADVANCE FROM A SUBSIDIARY	56,140	—	—	—	(56,140)	—
LAND USE RIGHTS PAYABLE	—	—	8,281	47,020	—	55,301
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	2,956,155	2,018,218	5,900,944	778,232	(8,697,394)	2,956,155
Noncontrolling interests	—	—	—	—	231,497	231,497

TOTAL LIABILITIES AND EQUITY	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,934,761	$—	$—	$3,934,761
Rooms	—	—	119,994	—	(1,935)	118,059
Food and beverage	—	—	78,507	—	(5,789)	72,718
Entertainment, retail and others	—	—	104,673	997	(14,881)	90,789

Gross revenues	—	—	4,237,935	997	(22,605)	4,216,327
Less: promotional allowances	—	—	(138,314)	—	—	(138,314)

Net revenues	—	—	4,099,621	997	(22,605)	4,078,013

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,837,176)	—	2,414	(2,834,762)
Rooms	—	—	(14,989)	—	292	(14,697)
Food and beverage	—	—	(28,115)	—	584	(27,531)
Entertainment, retail and others	—	—	(72,184)	—	9,368	(62,816)
General and administrative	(26,164)	(88)	(231,503)	(68,122)	98,897	(226,980)
Pre-opening costs	—	—	(3,139)	(2,671)	25	(5,785)
Development costs	—	—	—	(11,099)	—	(11,099)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,653)	(40,258)	—	(59,911)
Depreciation and amortization	—	—	(257,650)	(3,799)	—	(261,449)
Property charges and others	—	—	(8,654)	—	—	(8,654)

Total operating costs and expenses	(26,164)	(88)	(3,530,300)	(125,949)	111,580	(3,570,921)

OPERATING (LOSS) INCOME	(26,164)	(88)	569,321	(124,952)	88,975	507,092

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	1,438	(81,254)	(7,747)	—	(98,653)
Change in fair value of interest rate swap agreements	—	—	363	—	—	363
Other finance costs	(3,732)	(2,265)	(8,476)	(123)	—	(14,596)
Foreign exchange gain (loss), net	118	(1)	4,937	(369)	—	4,685
Other income, net	17,103	88	—	71,899	(88,975)	115
Costs associated with debt modification	—	(3,277)	—	—	—	(3,277)
Share of results of subsidiaries	441,112	485,962	(2)	—	(927,072)	—

Total non-operating income (expenses)	443,511	481,945	(84,432)	63,660	(1,016,047)	(111,363)

INCOME (LOSS) BEFORE INCOME TAX	417,347	481,857	484,889	(61,292)	(927,072)	395,729
INCOME TAX (EXPENSE) CREDIT	(144)	—	392	2,695	—	2,943

NET INCOME (LOSS)	417,203	481,857	485,281	(58,597)	(927,072)	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	18,531	18,531

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$481,857	$485,281	$(58,597)	$(908,541)	$417,203

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,679,423	$—	$—	$3,679,423
Rooms	—	—	105,565	—	(2,556)	103,009
Food and beverage	—	—	68,409	—	(6,569)	61,840
Entertainment, retail and others	—	—	96,085	47	(9,965)	86,167

Gross revenues	—	—	3,949,482	47	(19,090)	3,930,439
Less: promotional allowances	—	—	(99,592)	—	—	(99,592)

Net revenues	—	—	3,849,890	47	(19,090)	3,830,847

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,701,999)	—	3,018	(2,698,981)
Rooms	—	—	(18,631)	—	384	(18,247)
Food and beverage	—	—	(34,699)	—	505	(34,194)
Entertainment, retail and others	—	—	(71,151)	—	12,747	(58,404)
General and administrative	(19,474)	(182)	(216,640)	(61,162)	77,234	(220,224)
Pre-opening costs	—	—	(1,556)	(1,138)	4	(2,690)
Development costs	—	—	—	(1,110)	—	(1,110)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,525)	(14,876)	—	(34,401)
Depreciation and amortization	—	—	(257,414)	(1,810)	—	(259,224)
Property charges and others	(1,000)	—	(25)	—	—	(1,025)

Total operating costs and expenses	(20,474)	(182)	(3,378,877)	(80,096)	93,892	(3,385,737)

OPERATING (LOSS) INCOME	(20,474)	(182)	471,013	(80,049)	74,802	445,110

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(8,377)	1,290	(101,502)	(1,086)	—	(109,675)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	—	3,947	—	—	3,947
Other finance costs	(2,260)	(1,815)	(11,539)	—	—	(15,614)
Foreign exchange loss, net	(293)	—	(1,445)	(33)	—	(1,771)
Other income, net	14,812	182	—	63,472	(74,802)	3,664
Listing expenses	(8,950)	—	—	—	—	(8,950)
Loss on extinguishment of debt	—	—	(25,193)	—	—	(25,193)
Share of results of subsidiaries	320,809	332,536	(1)	—	(653,344)	—

Total non-operating income (expenses)	315,741	332,193	(140,043)	62,353	(728,146)	(157,902)

INCOME (LOSS) BEFORE INCOME TAX	295,267	332,011	330,970	(17,696)	(653,344)	287,208
INCOME TAX (EXPENSE) CREDIT	(611)	—	915	1,332	—	1,636

NET INCOME (LOSS)	294,656	332,011	331,885	(16,364)	(653,344)	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	5,812	5,812

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$294,656	$332,011	$331,885	$(16,364)	$(647,532)	$294,656

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$417,203	$481,857	$485,281	$(58,597)	$(927,072)	$398,672
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	—	—	16	(16)	16
Change in fair value of forward exchange rate contracts	99	—	—	—	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—	—	—	(138)

Other comprehensive (loss) income	(23)	—	—	16	(16)	(23)

Total comprehensive income (loss)	417,180	481,857	485,281	(58,581)	(927,088)	398,649
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	18,540	18,540

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$417,180	$481,857	$485,281	$(58,581)	$(908,548)	$417,189

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$294,656	$332,011	$331,885	$(16,364)	$(653,344)	$288,844
Other comprehensive income (loss):
Foreign currency translation adjustment	(149)	—	—	(149)	149	(149)
Change in fair value of interest rate swap agreements	6,111	6,111	6,111	—	(12,222)	6,111
Change in fair value of forward exchange rate contracts	39	—	—	—	—	39
Reclassification to earnings upon discontinuance of hedge accounting	4,310	4,310	4,310	—	(8,620)	4,310

Other comprehensive income (loss)	10,311	10,421	10,421	(149)	(20,693)	10,311

Total comprehensive income (loss)	304,967	342,432	342,306	(16,513)	(674,037)	299,155
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	5,812	5,812

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$304,967	$342,432	$342,306	$(16,513)	$(668,225)	$304,967

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net (loss) income	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)
Other comprehensive income:
Foreign currency translation adjustment	32	—	—	32	(32)	32
Change in fair value of interest rate swap agreements	17,657	17,657	17,657	—	(35,314)	17,657

Other comprehensive income	17,689	17,657	17,657	32	(35,346)	17,689

Total comprehensive income	$7,164	$9,805	$9,920	$2,193	$(21,918)	$7,164

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(9,536)	$(2,983)	$874,819	$87,933	$—	$950,233

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	—	—	—	277,945	—
Repayment of advance to a subsidiary	10,512	—	—	—	(10,512)	—
Amounts due from subsidiaries	(26,975)	—	—	—	26,975	—
Advance to ultimate holding company	—	—	—	(225,427)	225,427	—
Advance to intermediate holding company	—	—	—	(17,795)	17,795	—
Advance to a subsidiary	—	—	(243,222)	—	243,222	—
Changes in restricted cash	—	—	—	(1,047,019)	—	(1,047,019)
Acquisition of property and equipment	—	—	(92,263)	(128,217)	—	(220,480)
Payment for land use rights	—	—	(18,402)	(35,428)	—	(53,830)
Deposits for acquisition of property and equipment	—	—	(7,708)	—	—	(7,708)
Net payment for acquisition of assets and liabilities	—	—	—	(5,315)	—	(5,315)
Payment for entertainment production costs	—	—	(1,788)	—	—	(1,788)
Proceeds from sale of property and equipment	—	—	422	—	—	422

Net cash used in investing activities	(294,408)	—	(362,961)	(1,459,201)	780,852	(1,335,718)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	277,945	(277,945)	—
Repayment of advance from ultimate holding company	—	—	(10,512)	—	10,512	—
Amount due to ultimate holding company	—	—	1,831	25,144	(26,975)	—
Advance from immediate holding company	—	—	—	243,222	(243,222)	—
Advance from a subsidiary	225,427	17,795	—	—	(243,222)	—
Payment of deferred financing costs	—	(14,812)	(258)	(15,227)	—	(30,297)
Deferred payment for acquisition of assets and liabilities	—	—	—	(25,000)	—	(25,000)
Prepayment of deferred financing costs	—	—	—	(18,812)	—	(18,812)
Principal payments on long-term debt	—	—	—	(2,755)	—	(2,755)
Proceeds from long-term debt	—	—	—	868,000	—	868,000
Capital contribution from noncontrolling interests	—	—	—	140,000	—	140,000
Proceeds from exercise of share options	3,599	—	—	—	—	3,599

Net cash provided by (used in) financing activities	229,026	2,983	(8,939)	1,492,517	(780,852)	934,735

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	1,935	—	1,935

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	—	502,919	123,184	—	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	—	1,014,033	66,186	—	1,158,024

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(11,098)	$166	$741,867	$13,725	$—	$744,660

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(330,680)	—	—	—	330,680	—
Repayment of advance to a subsidiary	11,126	—	—	—	(11,126)	—
Amounts due from subsidiaries	(1,825)	—	—	—	1,825	—
Advance to ultimate holding company	—	—	—	(56,140)	56,140	—
Advance to a subsidiary	—	—	(56,140)	—	56,140	—
Net payment for acquisition of assets and liabilities	—	—	—	(290,058)	—	(290,058)
Changes in restricted cash	(353,278)	—	167,286	—	—	(185,992)
Acquisition of property and equipment	—	—	(73,791)	(16,477)	—	(90,268)
Payment for land use right	—	—	(15,271)	—	—	(15,271)
Deposits for acquisition of property and equipment	—	—	(3,962)	—	—	(3,962)
Payment for entertainment production costs	—	—	(70)	—	—	(70)
Proceeds from sale of property and equipment	—	—	233	—	—	233

Net cash (used in) provided by investing activities	(674,657)	—	18,285	(362,675)	433,659	(585,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	330,680	(330,680)	—
Repayment of advance from ultimate holding company	—	—	(11,126)	—	11,126	—
Amount due to ultimate holding company	—	—	386	1,439	(1,825)	—
Advance from immediate holding company	—	—	—	56,140	(56,140)	—
Advance from a subsidiary	56,140	—	—	—	(56,140)	—
Principal payments on long-term debt	—	—	(117,076)	—	—	(117,076)
Payment of deferred financing costs	(6,899)	(166)	(29,070)	—	—	(36,135)
Proceeds from long-term debt	706,556	—	—	—	—	706,556
Proceeds from exercise of share options	4,565	—	—	—	—	4,565

Net cash provided by (used in) financing activities	760,362	(166)	(156,886)	388,259	(433,659)	557,910

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	(1,081)	—	(1,081)

NET INCREASE IN CASH AND CASH EQUIVALENTS	74,607	—	603,266	38,228	—	716,101
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	—	410,767	27,958	—	441,923

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Advance from intermediate holding company	—	—	577,441	—	(577,441)	—
Proceeds from long-term debt	—	592,026	—	—	—	592,026
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

Note

(1)	The guarantor subsidiaries column includes financial information of Melco Crown Macau which is not 100% owned by the Parent.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

(a)	During the year ended December 31, 2012, Altira Developments applied for an amendment to the land concession contract, including the increase of the total gross floor area, to reflect the construction plans approved by the Macau Government and to enable final registration of the Taipa Land. In January 2013, Altira Developments accepted the initial terms for the revision of the land lease agreement which require an additional land premium of approximately $2,449 payable to the Macau Government upon completion of the amendment, and revise the government land use fees to approximately $186 per annum. Following the publication in the Macau official gazette of such revision, the land grant amendment process will be complete.

(b)	In January 2013, the Taiwanese authorities commenced investigating certain alleged violations of Taiwan banking laws by certain employees of the Taiwan branch office of the Company’s subsidiary. In an attempt to prevent the dissipation of any potential personal gains made by these employees from such alleged violations, the Taiwanese authorities have frozen one of the Taiwan branch office’s deposit accounts in Taiwan, which had a balance of approximately New Taiwan dollar 2.98 billion (equivalent to $102,227) at the time the account was frozen. No funds have been confiscated from the account. The Group is taking action to request the Taiwanese authorities to unfreeze the account. As of December 31, 2012, there was no material impact to the financial position and results of operation of the Group. Based on the progress of investigation to date which is in preliminary stage, management is currently unable to determine the probability of the outcome of this matter, the extent of materiality, or the range of reasonably possible loss, if any. As at the date of this report, the deposit account is presented as restricted cash.

(c)	On January 28, 2013, the definitive agreement of the Studio City Project Facility was executed with minor changes to the terms and conditions set out in the Commitment Letter, further details of the Studio City Project Facility was disclosed in Note 11.

(d)	On January 28, 2013, MCE Finance made a cash tender offer to purchase the 2010 Senior Notes at a cash consideration plus accrued interest and also solicited consents to amend the terms of the 2010 Senior Notes to substantially remove the debt incurrence, restricted payment and other restrictive covenants (the “Tender Offer”). Closing of the Tender Offer and consent solicitation were conditioned upon MCE Finance receiving net proceeds from offering of the 2013 Senior Notes (as described below) in an amount sufficient to purchase the tendered 2010 Senior Notes and related fees and expenses and other general conditions. The Tender Offer expired on February 26, 2013 and $599,135 aggregate principal amount of the 2010 Senior Notes were tendered. On February 27, 2013, MCE Finance elected to redeem the remaining outstanding 2010 Senior Notes in aggregate principal amount of $865 on March 28, 2013, at a price equal to 100% of the principal amount outstanding plus applicable premium as of, and accrued and unpaid interest to March 28, 2013.

(e)	On February 7, 2013, MCE Finance issued and listed the 5% senior notes due 2021 of $1,000,000 (the “2013 Senior Notes”) on the SGX-ST. The 2013 Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance and effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. Certain subsidiaries of MCE Finance (the “2013 Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the 2013 Senior Notes on a senior basis. The 2013 Senior Notes were issued at par and mature on February 15, 2021. Interest on the 2013 Senior Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on February 15 and August 15 of each year, commencing on August 15, 2013.

The net proceeds from the offering of the 2013 Senior Notes, after deducting the underwriting commissions and other expenses of approximately $14,500, was approximately $985,500. The Group used the net proceeds from the offering (i) to repurchase in full the 2010 Senior Notes and fund the related costs as described above, and (ii) the entire remainder of the net proceeds thereafter for the partial repayment of the RMB Bonds as described below.

(f)	Further to an amendment request applied in 2011 by Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”), on February 25, 2013, the Macau Government issued a land grant amendment proposal to Melco Crown (COD) Developments, which contemplates the development of additional five-star hotel areas in replacement of the four-star apartment hotel areas currently contemplated in such land grant and to extend the development period of the City of Dreams land grant until the date falling 4 years after publication of the amendment in the Macau official gazette, which require an additional land premium of approximately $23,344 and revise the government land use fees to approximately $1,235 per annum. In March 2013, Melco Crown (COD) Developments and Melco Crown Macau accepted the amendments as set forth in the aforesaid land grant amendment proposal. Following the publication in the Macau official gazette of such revision, the land grant amendment process will be complete.

(g)	On March 4, 2013, the Company prepaid in full the Deposit-Linked Loan in aggregate principal amount of HK$2,748,500,000 (equivalent to $353,278) with accrued interest and a deposit in an amount of RMB2,300,000,000 (equivalent to $368,177) from the proceeds of the RMB Bonds, for security of the Deposit-Linked Loan, was released on the same date.

(h)	On March 11, 2013, the Company early redeemed the RMB Bonds in aggregate principal amount of RMB2,300,000,000 (equivalent to $368,177) together with accrued interest.

(i)	On March 13, 2013, MCE Holdings (Philippines) Corporation (“MCE Holdings Philippines”, an indirect subsidiary of the Company), MCE Holdings No.2 (Philippines) Corporation (“MCE Holdings No.2”, a wholly-owned subsidiary of MCE Holdings Philippines) and MCE Leisure Philippines, a wholly-owned subsidiary of MCE Holdings No.2 (collectively, the “MCE Holdings Group”) and the Philippine Parties together became co-licensees (the “Licensees”) under the provisional license (the “Provisional License”) granted by the Philippine Amusement and Gaming Corporation (“PAGCOR”) for the establishment and operation of the Philippines Project. The Provisional License, as well as any regular license to be issued to replace it upon satisfaction of certain conditions, will expire on July 11, 2033. Under the Provisional License, MCE Leisure Philippines will operate the casino business of the Philippines Project.

On March 13, 2013, the cooperation agreement and the lease agreement as mentioned in Note 1 became effective, with minor changes on the original terms. In addition, MCE Leisure Philippines and the Philippine Parties entered into an operating agreement on March 13, 2013, pursuant to which MCE Leisure Philippines has been granted the exclusive right to manage, operate and control the Philippines Project. Under the operating agreement, PLAI has the right to receive monthly payments from MCE Leisure Philippines, based on the performance of gaming operations of the Philippines Project, and MCE Leisure Philippines has the right to retain all revenues from non-gaming operations of the Philippines Project.

The Provisional License specifies that the Licensees must invest $1,000,000 in the Philippines Project, of which the MCE Holdings Group is responsible for contributing at least $500,000 and the Philippine Parties are responsible for contributing at least $500,000, as set forth in the cooperation agreement which became effective on March 13, 2013 as mentioned above. PAGCOR has required $650,000, or 65.0% of the $1,000,000 required investment commitment, to be fully utilized and invested in the Philippines Project by its opening, and the remaining $350,000 to be invested within three years of the casino opening, subject to further discussion with PAGCOR.

The Provisional License requires the Licensees to pay to PAGCOR (i) monthly license fees ranging from 15.0% to 25.0% of casino revenues, (ii) cultural promotion fees of 2.0% of casino revenues, with certain exclusions, and (iii) an additional fee of 5.0% of non-gaming revenues, excluding hotel operations. In addition, the Provisional License sets forth certain terms relating to liquidity, working capital and minimum local purchasing and employment requirements.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2012	2011
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$2,887	$77,805
Restricted cash	367,645	—
Amounts due from affiliated companies	1,113	1,551
Amounts due from subsidiaries	77,471	49,889
Income tax receivable	266	—
Prepaid expenses and other current assets	2,448	5,966

Total current assets	451,830	135,211

INVESTMENTS IN SUBSIDIARIES (1)	4,123,067	3,415,113
LONG-TERM PREPAYMENTS	—	135
RESTRICTED CASH	—	364,807
DEFERRED FINANCING COST	1,427	5,159

TOTAL ASSETS	$4,576,324	$3,920,425

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$6,465	$8,317
Income tax payable	—	67
Amounts due to affiliated companies	59	52
Amounts due to subsidiaries	181,371	181,609
Current portion of long-term debt	720,923	—

Total current liabilities	908,818	190,045

LONG-TERM DEBT	—	718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140

SHAREHOLDERS’ EQUITY

Ordinary shares at US$0.01 par value per share
(Authorized – 7,300,000,000 shares as of December 31, 2012 and 2011 and issued – 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively)	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)

Total shareholders’ equity	3,385,939	2,956,155

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,920,425

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2012	2011	2010
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others	—	(1,000)	—

Total operating expenses	(26,164)	(20,474)	(14,985)

OPERATING LOSS	(26,164)	(20,474)	(14,985)

NON-OPERATING INCOME
Interest income	5,544	3,683	6
Interest expenses, net of capitalized interest	(16,634)	(12,060)	(242)
Amortization of deferred financing cost	(3,732)	(2,260)	—
Foreign exchange gain (loss), net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses	—	(8,950)	—
Share of results of subsidiaries	441,112	320,809	(6,129)

Total non-operating income	443,511	315,741	4,851

INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
INCOME TAX EXPENSE	(144)	(611)	(391)

NET INCOME (LOSS)	$417,203	$294,656	$(10,525)

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2012	2011	2010
Net income (loss)	$417,203	$294,656	$(10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements	—	6,111	17,657
Change in fair value of forward exchange rate contracts	99	39	—
Reclassification to earnings upon discontinuance of hedge accounting	—	4,310	—
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—

Other comprehensive (loss) income	(23)	10,311	17,689

Total comprehensive income attributable to Parent Company	$417,180	$304,967	$7,164

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	(Accumulated Losses) Retained Earnings	Total Shareholders’ Equity
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2010	1,595,617,550	$15,956	(471,567)	$(5)	$3,088,768	$(29,034)	$(566,641)	$2,509,044
Net loss for the year	—	—	—	—	—	—	(10,525)	(10,525)
Foreign currency translation adjustment	—	—	—	—	—	32	—	32
Change in fair value of interest rate swap agreements	—	—	—	—	—	17,657	—	17,657
Share-based compensation	—	—	—	—	6,045	—	—	6,045
Shares issued upon restricted shares vested	1,254,920	12	—	—	(12)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,785,641	88	(8,785,641)	(88)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	43,737	1	(1)	—	—	—
Exercise of share options	—	—	804,285	8	930	—	—	938

BALANCE AT DECEMBER 31, 2010	1,605,658,111	16,056	(8,409,186)	(84)	3,095,730	(11,345)	(577,166)	2,523,191
Net income for the year	—	—	—	—	—	—	294,656	294,656
Foreign currency translation adjustment	—	—	—	—	—	(149)	—	(149)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,111	—	6,111
Change in fair value of forward exchange rate contracts	—	—	—	—	—	39	—	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	—	—	—	4,310	—	4,310
Share-based compensation	—	—	—	—	8,624	—	—	8,624
Shares issued upon restricted shares vested	310,575	3	—	—	(3)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	6,920,386	69	(6,920,386)	(69)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	941,648	9	(9)	—	—	—
Exercise of share options	—	—	3,835,596	38	3,912	—	—	3,950
Issuance of shares for conversion of shareholders’ loans	40,211,930	403	—	—	115,020	—	—	115,423

BALANCE AT DECEMBER 31, 2011	1,653,101,002	16,531	(10,552,328)	(106)	3,223,274	(1,034)	(282,510)	2,956,155
Net income for the year	—	—	—	—	—	—	417,203	417,203
Foreign currency translation adjustment	—	—	—	—	—	16	—	16
Change in fair value of forward exchange rate contracts	—	—	—	—	—	99	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	—	—	—	—	—	(138)	—	(138)
Share-based compensation	—	—	—	—	8,973	—	—	8,973
Shares issued for future vesting of restricted shares and exercise of share options	4,958,293	50	(4,958,293)	(50)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,276,634	13	(13)	—	—	—
Cancellation of vested restricted shares	—	—	(6)	—	—	—	—	—
Exercise of share options	—	—	2,966,955	30	3,601	—	—	3,631

BALANCE AT DECEMBER 31, 2012	1,658,059,295	$16,581	(11,267,038)	$(113)	$3,235,835	$(1,057)	$134,693	$3,385,939

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$417,203	$294,656	$(10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,043
Amortization of deferred financing cost	3,732	2,260	—
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)	—	—
Share of results of subsidiaries	(441,112)	(320,809)	6,129
Changes in operating assets and liabilities:
Amounts due from affiliated companies	438	(200)	(1,351)
Income tax receivable	—	265	—
Prepaid expenses and other current assets	3,649	(1,819)	8,821
Long-term prepayments	135	506	537
Accrued expenses and other current liabilities	(1,852)	5,907	(1,412)
Income tax payable	(333)	—	(585)
Amounts due to shareholders	—	(261)	14
Amounts due to affiliated companies	7	(85)	(1,483)
Amounts due to subsidiaries	(238)	(142)	1,435

Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623

CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126	—
Change in restricted cash	—	(353,278)	—

Net cash used in investing activities	(294,408)	(674,657)	(38,783)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140	—
Proceeds from exercise of share options	3,599	4,565	—
Payment of deferred financing cost	—	(6,899)	—
Proceeds from long-term debt	—	706,556	—

Net cash provided by financing activities	229,026	760,362	—

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$77,805	$3,198

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENT SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2012 and 2011, approximately $2,651,000 and $2,018,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2012, 2011 and 2010.

2.	Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.

3.	Long-term debt

The Company issued the RMB Bonds and obtained the Deposit-Linked Loan during the year ended December 31, 2011 as disclosed in Note 11 to the Group’s consolidated financial statements. In March 2013, the Company early redeemed the RMB Bonds and repaid the Deposit-Linked Loan, further details is included in Note 24(g) and (h).

Scheduled maturities of the long-term debt of the Company as of December 31, 2012 are as follows:

Year ending December 31, 2013	$720,923

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Principles of Consolidation
(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgements are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Restricted Cash
(e)	Restricted Cash

The restricted cash comprises of proceeds on the Renminbi (“RMB”) 2,300,000,000 3.75% bonds, due 2013 (the “RMB Bonds”) deposited into a bank account for securing a long-term Hong Kong dollar deposit-linked loan facility (the “Deposit-Linked Loan”) as disclosed in Note 11 and proceeds from the offering of the Group’s $825,000 8.50% senior notes, due 2020 (the “Studio City Notes”) and other bank accounts that are restricted for withdrawal and payment of Studio City project costs in accordance with the terms of Studio City Notes and other associated agreement as disclosed in Note 11.

Accounts Receivable and Credit Risk
(f)	Accounts Receivable and Credit Risk

Financial instruments that are potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness including its gaming promoters in Macau which receivable can be offset against commissions payable and any other value items held by the Group to the respective customer and for which the Group intends to set-off when required. As of December 31, 2012 and 2011, a substantial portion of the Group’s markers were due from customers residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel, and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivable is uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2012 and 2011, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or market value. Cost is calculated using the first-in, first-out, average and specific identification methods. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s specific analysis of inventory.

Property and Equipment
(h)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Impairment losses and gains or losses on dispositions of property and equipment are included in operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, depreciation of plant and equipment used, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment resort facilities are completed and opened.

Property and equipment and other long-lived assets with a finite useful life are depreciated and amortized on a straight-line basis over the asset’s estimated useful life. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Aircraft	10 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Motor vehicles	5 years
Plant and gaming machinery	3 to 5 years

Capitalization of Interest and Amortization of Deferred Financing Costs
(i)	Capitalization of Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs incurred on funds used to construct the Group’s casino gaming and entertainment resort facilities during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on loans from shareholders, the Group’s senior secured credit facility as entered into on September 5, 2007 (the “City of Dreams Project Facility”), interest rate swap agreements, $600,000 10.25% senior notes, due 2018 (the “2010 Senior Notes”), the RMB Bonds, the Deposit-Linked Loan, the City of Dreams Project Facility amended on June 30, 2011 (the “2011 Credit Facilities”), the Studio City Notes and the land premium payable for the land use right where Studio City is located. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially complete or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted-average interest rate of the Group’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to $120,021, $116,963 and $105,180, of which $10,410, $3,157 and $11,823 were capitalized for the years ended December 31, 2012, 2011 and 2010, respectively. No amortization of deferred financing costs were capitalized during the years ended December 31, 2012, 2011 and 2010.

Gaming Subconcession, Net
(j)	Gaming Subconcession, Net

The gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Crown Macau in 2006, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

Goodwill and Intangible Assets, Net
(k)	Goodwill and Intangible Assets, Net

Goodwill represents the excess of acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate that the carrying value of the intangible assets may not be recoverable.

Impairment of Long-Lived Assets (Other Than Goodwill)
(l)	Impairment of Long-Lived Assets (Other Than Goodwill)

The Group evaluates the recoverability of long-lived assets with finite lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.

Deferred Financing Costs
(m)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Approximately $13,272, $14,203 and $14,302 were amortized during the years ended December 31, 2012, 2011 and 2010, respectively.

Land Use Rights, Net
(n)	Land Use Rights, Net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis.
Revenue Recognition and Promotional Allowances
(o)	Revenue Recognition and Promotional Allowances

The Group recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of Taipa Square Casino and Grand Hyatt Macau hotel. For the operations of Taipa Square Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is therefore recognized on a gross basis. For the operations of Grand Hyatt Macau hotel, the Group is the owner of the hotel property, and the hotel manager operates the hotel under a management agreement providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotel business, it is the principal and the transactions of the hotel are therefore recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fee, adjusted for contractual base fee and operating fee escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreement.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenue; consequently, the Group’s casino revenues are reduced by discounts, commissions and points earned in customer loyalty programs, such as the player’s club loyalty program.

The retail value of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2012, 2011 and 2010 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rooms	$16,819	$12,696	$10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545

	$63,071	$47,859	$43,810

Point-loyalty Programs
(p)	Point-loyalty Programs

The Group operates different loyalty programs in certain of its properties to encourage repeat business from loyal slot machine customers and table games patrons. Members earn points based on gaming activity and such points can be redeemed for free play and other free goods and services. The Group accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the redemption value, age and history with expiration of unused points resulting in a reduction of the accruals.

Gaming Tax
(q)	Gaming Tax

The Group is subject to taxes based on gross gaming revenue in Macau. These gaming taxes are determined from an assessment of the Group’s gaming revenue and are recorded as an expense within the “Casino” line item in the consolidated statements of operations. These taxes totaled $2,024,697, $1,948,652 and $1,362,007 for the years ended December 31, 2012, 2011 and 2010, respectively.

Pre-opening Costs
(r)	Pre-opening Costs

Pre-opening costs, consist primarily of marketing expenses and other expenses related to new or start-up operations and are expensed as incurred. The Group incurred pre-opening costs in connection with Studio City since its acquisition by the Group in July 2011 as disclosed in Note 22(b), and continues to incur such costs related to Studio City and other one-off activities related to the marketing of new facilities and operations.

Development Costs
(s)	Development Costs
Development costs include costs associated with the Group’s evaluation and pursuit of new business opportunities, which are expensed as incurred.
Advertising Expenses
(t)	Advertising Expenses

The Group expenses all advertising costs as incurred. Advertising costs incurred during development periods are included in pre-opening costs. Once a project is completed, advertising costs are mainly included in general and administrative expenses. Total advertising costs were $37,096, $31,556 and $45,267 for the years ended December 31, 2012, 2011 and 2010, respectively.

Foreign Currency Transactions and Translations
(u)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”), the Macau Pataca (“MOP”) or the Philippine Peso (“PHP”), respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

Share-based Compensation Expenses
(v)	Share-based Compensation Expenses

The Group issued restricted shares and share options under its share incentive plans during the years ended December 31, 2012, 2011 and 2010.

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on a straight-line basis over the vesting period of the awards. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

Further information on the Group’s share-based compensation arrangements is included in Note 16.

Income Tax
(w)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations.

Net income (loss) attributable to the Company per share
(x)	Net income (loss) attributable to the Company per share

Basic net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding during the year.

Diluted net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to the Company per share consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022

During the years ended December 31, 2012 and 2011, 1,901,136 and 5,547,036 outstanding share options as at December 31, 2012 and 2011 were excluded from the computation of diluted net income attributable to the Company per share as their effect would have been anti-dilutive. During the year ended December 31, 2010, the Company had securities which would potentially dilute basic net loss attributable to the Company per share in the future, but which were excluded from the computation of diluted net loss attributable to the Company per share as their effect would have been anti-dilutive. Such outstanding securities consist of restricted shares and share options which result in an incremental weighted-average number of 9,377,509 ordinary shares from the assumed vesting of these restricted shares and exercise of these share options using the treasury stock method for the year ended December 31, 2010.

Accounting for Derivative Instruments and Hedging Activities
(y)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements and forward exchange rate contracts to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the City of Dreams Project Facility and exchange rate fluctuations for the interest payments of the RMB Bonds. The Group accounts for derivative financial instruments in accordance with applicable accounting standards. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or accumulated other comprehensive income, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements and forward exchange rate contracts are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates.

All outstanding interest rate swap agreements and forward exchange rate contracts expired during the year ended December 31, 2012. Further information on the Group’s outstanding financial instruments arrangements on interest rate swap agreements and forward exchange rate contracts as of December 31, 2011 are included in Note 10 and Note 11, respectively.

Comprehensive Income
(z)	Comprehensive Income

Comprehensive income includes net income (loss), foreign currency translation adjustments, change in the fair value of interest rate swap agreements, change in fair value of forward exchange rate contracts and reclassification to earnings upon settlement of forward exchange rate contracts and is reported in the consolidated statements of comprehensive income. On June 30, 2011, the Group amended the City of Dreams Project Facility and the accumulated losses of interest rate swap agreements were reclassified to earnings as the interest rate swap agreements no longer qualified for hedge accounting immediately after the amendment of the City of Dreams Project Facility. Further information on the amendment of the City of Dreams Project Facility is included in Note 11.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

As of December 31, 2012 and 2011, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2012	2011
Foreign currency translation adjustment	$(1,057)	$(1,073)
Change in the fair value of the forward exchange rate contracts	—	39

	$(1,057)	$(1,034)

Recent Changes in Accounting Standards
(aa)	Recent Changes in Accounting Standards

Newly adopted accounting pronouncement:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update to align the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB update clarified existing fair value measurement and disclosure requirements, and expanded disclosure requirements for fair value measurements. The adoption of this amended standard was effective for the Group as of January 1, 2012 and did not have a material impact on the Group’s consolidated financial results or disclosures.

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement and not within a statement of changes in equity and amending other presentation and disclosure requirements concerning comprehensive income. In December 2011, the FASB issued an accounting standard update to defer the requirement to present reclassifications between other comprehensive income or loss and net income or loss. The Group adopted these pronouncements on January 1, 2012. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of these pronouncements did not have a significant effect on the Group’s consolidated financial results or disclosures. Refer to consolidated statements of comprehensive income for the required presentation.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The amended guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is “more-likely-than-not” that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance was effective for the Group as of January 1, 2012 and did not have a material impact on the Group’s consolidated financial results or disclosures.

Recent accounting pronouncement not yet adopted:

In July 2012, the FASB issued amended accounting guidance to simplify testing indefinite-lived intangible assets, other than goodwill, for impairment. The amended guidance allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is “more-likely-than-not” that the asset is impaired. The amended guidance is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this amended guidance is not expected to have a material impact on the Group’s consolidated financial results or disclosures.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives of Property and Equipment
Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Aircraft	10 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Motor vehicles	5 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2012, 2011 and 2010 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rooms	$16,819	$12,696	$10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545

	$63,071	$47,859	$43,810

Weighted-Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss)

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to the Company per share consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022

Components of Group's Accumulated Other Comprehensive Losses

As of December 31, 2012 and 2011, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2012	2011
Foreign currency translation adjustment	$(1,057)	$(1,073)
Change in the fair value of the forward exchange rate contracts	—	39

	$(1,057)	$(1,034)

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2012	2011
Casino	$426,796	$385,898
Hotel	2,390	3,691
Other	5,007	3,686

Sub-total	$434,193	$393,275
Less: allowance for doubtful debts	(113,264)	(86,775)

	$320,929	$306,500

Movement of Allowance for Doubtful Debts

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2012	2011	2010
At beginning of year	$86,775	$41,490	$24,227
Additional allowance	26,566	36,871	32,241
Reclassified (to) from long-term receivables, net	(77)	8,414	(14,978)

At end of year	$113,264	$86,775	$41,490

Analysis of Accounts Receivable by Age Based on Payment Due Date, Net of Allowance

The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2012	2011
Current	$227,534	$220,141
1-30 days	51,207	41,571
31-60 days	9,842	3,344
61-90 days	1,941	2,573
Over 90 days	30,405	38,871

	$320,929	$306,500

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment, Net

	December 31,
	2012	2011
Cost
Buildings	$2,439,083	$2,439,117
Furniture, fixtures and equipment	430,941	403,577
Leasehold improvements	232,526	179,089
Plant and gaming machinery	153,660	147,084
Aircraft	54,632	—
Motor vehicles	7,629	4,273

Sub-total	$3,318,471	$3,173,140
Less: accumulated depreciation	(973,189)	(730,313)

Sub-total	$2,345,282	$2,442,827
Construction in progress	338,812	212,602

Property and equipment, net	$2,684,094	$2,655,429

GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Gaming Subconcession, Net

	December 31,
	2012	2011
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(357,732)	(300,495)

Gaming subconcession, net	$542,268	$599,505

LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2012	2011
Entertainment production costs	$70,356	$68,553
Less: accumulated amortization	(16,603)	(9,141)

Entertainment production costs, net	$53,753	$59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303

Long-term prepayments, deposits and other assets	$88,241	$72,858

LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Land Use Rights, Net

	December 31,
	2012	2011
Altira Macau — Medium-term lease (“Taipa Land”)	$143,985	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	549,079

	$1,173,671	$1,066,744
Less: accumulated amortization	(183,687)	(123,776)

Land use rights, net	$989,984	$942,968

ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Aged Analysis of Accounts Payable Based on Payment Due Date

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2012	2011
Within 30 days	$10,786	$9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521

	$13,745	$12,023

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2012	2011
Construction costs payable	$61,350	$13,316
Customer deposits and ticket sales	72,141	42,832
Gaming tax accruals	197,577	169,576
Interest expenses payable	20,254	12,180
Interest rate swap liabilities	—	363
Land use rights payable	53,000	15,960
Operating expense and other accruals	119,584	100,161
Other gaming related accruals	24,524	19,643
Outstanding gaming chips and tokens	278,167	187,978
Payables for acquisition of assets and liabilities (Note 22(b))	24,244	26,710

	$850,841	$588,719

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2012	2011
2011 Credit Facilities	$1,014,729	$1,014,729
Studio City Notes	825,000	—
2010 Senior Notes (1)	593,967	593,166
RMB Bonds	367,645	364,807
Deposit-Linked Loan	353,278	353,278
Aircraft Term Loan	40,245	—

	$3,194,864	$2,325,980
Current portion of long-term debt	(854,940)	—

	$2,339,924	$2,325,980

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Interest for City of Dreams Project Facility*	$—	$13,269	$39,157
Interest for 2011 Credit Facilities*	21,849	13,731	—
Interest for 2010 Senior Notes**	61,500	61,500	38,438
Amortization of discount in connection with issuance of 2010 Senior Notes**	801	723	417
Interest for RMB Bonds*	13,666	8,647	—
Interest for Deposit-Linked Loan*	10,064	6,300	—
Interest for Studio City Notes**	5,844	—	—
Interest for Aircraft Term Loan**	705	—	—

	$114,429	$104,170	$78,012
Interest capitalized	(7,900)	(3,157)	(11,823)

	$106,529	$101,013	$66,189

*	Long-term debt repayable within five years
**	Long-term debt repayable after five years

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2012 are as follows:

Year ending December 31,
2013	$854,940
2014	262,559
2015	262,749
2016	379,161
2017	6,429
Over 2017(2)	1,429,026

$3,194,864

Summary of Long-Term Debt Repayable

The long-term debt are repayable as follows:

	December 31,
	2012	2011
Within one year or on demand	$854,940	$—
More than one year, but not exceeding two years	262,559	846,444
More than two years, but not exceeding five years	648,339	886,370
More than five years(1)	1,429,026	593,166

	$3,194,864	$2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)	—

	$2,339,924	$2,325,980

Notes

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.
(2)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.

Parent [Member]
Scheduled Maturities of Long-Term Debt	Scheduled maturities of the long-term debt of the Company as of December 31, 2012 are as follows:

Year ending December 31, 2013	$720,923

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	December 31,
	2012	2011
Deferred rent liabilities	$5,591	$4,799
Retention payables	1,608	—
Other deposits received	213	196
Payables for acquisition of assets and liabilities (Note 22(b))	—	22,905

	$7,412	$27,900

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following fair value hierarchy table presents information about the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

Quoted Prices
	In Active	Significant
	Market for	Other	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Forward exchange rate contract receivable
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$7	$—	$7

Interest rate swap liabilities
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$363	$—	$363

INCOME TAX (CREDIT) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Provision for Income Tax

The provision for income tax consisted of:

	Year Ended December 31,
	2012	2011	2010
Income tax provision for current year:
Macau Complementary Tax	$203	$223	$165
Hong Kong Profits Tax	513	822	473
Profits tax in other jurisdictions	238	161	65

Sub-total	$954	$1,206	$703

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(171)	$3	$(18)
Hong Kong Profits Tax	32	142	(1)
Profits tax in other jurisdictions	1	(21)	8

Sub-total	$(138)	$124	$(11)

Deferred tax (credit) charge:
Macau Complementary Tax	$(3,676)	$(2,779)	$166
Hong Kong Profits Tax	(81)	(185)	58
Profits tax in other jurisdictions	(2)	(2)	4

Sub-total	$(3,759)	$(2,966)	$228

Total income tax (credit) expense	$(2,943)	$(1,636)	$920

Schedule of Reconciliation of Income Tax (Credit) Expense to Income (Loss) Before Income Tax

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income tax	$395,729	$287,208	$(9,605)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374

	$(2,943)	$(1,636)	$920

Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
Deferred tax assets
Net operating loss carried forwards	$63,022	$60,782
Depreciation and amortization	105	24
Deferred deductible expenses	3,089	—

Sub-total	$66,216	$60,806

Valuation allowance
Current	$(21,054)	$(17,816)
Long-term	(45,057)	(42,966)

Sub-total	$(66,111)	$(60,782)

Total net deferred tax assets	$105	$24

Deferred tax liabilities
Land use rights	$(64,497)	$(68,552)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,348)	(971)

Total net deferred tax liabilities	$(66,350)	$(70,028)

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

			Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Outstanding at January 1, 2010	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	$1.22
Forfeited	(1,110,843)	$1.63
Expired	(6,510)	$1.01

Outstanding at December 31, 2012	16,832,154	$1.61	6.53	$67,447

Exercisable at December 31, 2012	11,707,977	$1.44	6.15	$48,829

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2012 are presented below:

Vested
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,707,977	$1.44	6.15	$48,829

Note:	3,673,901 share options vested and 6,510 share options expired during the year ended December 31, 2012

Expected to Vest
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Range of exercise prices per share ($ 1.01 - $2.52)	5,124,177	$1.98	7.39	$18,618

Summary of Restricted Shares

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of	Weighted-
	Restricted	Average Grant
	Shares	Date Fair Value
Unvested at January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011 and January 1, 2012	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested at December 31, 2012	2,238,885	$2.19

Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the years ended December 31, 2012, 2011 and 2010 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2012	2011	2010
2006 Share Incentive Plan
Share options	$4,033	$5,570	$4,439
Restricted shares	2,464	3,054	1,606

Subtotal	$6,497	$8,624	$6,045

2011 Share Incentive Plan
Share options	$1,179	$—	$—
Restricted shares	1,297	—	—

Subtotal	$2,476	$—	$—

Total share-based compensation expenses	$8,973	$8,624	$6,045
Less: share-based compensation expenses capitalized in construction in progress	—	—	(2)

Share-based compensation recognized in general and administrative expenses	$8,973	$8,624	$6,043

2006 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions:

	December 31,
	2011	2010
Expected dividend yield	—	—
Expected stock price volatility	81.87%	79.24%
Risk-free interest rate	2.07%	1.78%
Expected average life of options (years)	5.1	5.5

2011 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option was estimated at the date of grant using the following weighted-average assumptions for options granted during the year ended December 31, 2012:

Expected dividend yield	—
Expected stock price volatility	67.82%
Risk-free interest rate	1.01%
Expected average life of options (years)	5.1

Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

		Weighted-	Weighted-
		Average	Average
	Number	Exercise	Remaining	Aggregate
	of Share	Price	Contractual	Intrinsic
	Options	per Share	Term	Value
Outstanding at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding at December 31, 2012	1,901,136	$4.70	9.25	$1,743

Summary of Share Options Vested and Expected to Vest

A summary of share options expected to vest under the 2011 Share Incentive Plan at December 31, 2012 are presented below:

Expected to Vest
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Exercise price per share ($4.70)	1,901,136	$4.70	9.25	$1,743

Summary of Restricted Shares

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

		Weighted-
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2013	$9,817
2014	5,031
2015	3,851
2016	2,686
2017	2,286
Over 2017	9,859

$33,530

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2012, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2013	$12,530
2014	11,816
2015	6,353
2016	1,551
2017	163

$32,413

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Significant Related Party Transactions

During the years ended December 31, 2012, 2011 and 2010, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2012	2011	2010
Transactions with affiliated companies
Chin Son, Limited (1)	Purchase of property and equipment	$—	$1,756	$—
Crown’s subsidiary	Consultancy fee expense	428	461	298
	Management fee expense	—	—	3
	Office rental expense	—	—	3
	Purchase of property and equipment	351	307	—
	Service fee expense (3)	—	—	(24)
	Software license fee expense	312	—	—
	Other service fee income	43	43	14
	Rooms and food and beverage income	—	—	3
Lisboa Holdings Limited (1)	Office rental expense	1,157	1,493	1,106
Melco’s subsidiaries and its associated companies	Advertising and promotional expenses	5	9	—
	Consultancy fee expense	483	509	570
	Management fee expense	14	14	14
	Office rental expense	586	533	533
	Operating and office supplies expenses	32	68	160
	Purchase of property and equipment	1,479	186	1,287
	Repairs and maintenance expenses	—	—	236
	Service fee expense (4)	646	502	524
	Other service fee income	345	307	254
	Rooms and food and beverage income	161	221	13
Melco Crown Entertainment Charity Association (“MCE Charity Association”) (2)	Donation expense	—	120	—
MGM Grand Paradise Limited (1)	Operating and office supplies expenses	—	—	3
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”) (1)	Office rental expense	136	124	212
	Operating and office supplies expenses	20	20	18
	Purchase of property and equipment	—	6	—
	Repairs and maintenance expenses	3	—	—
	Traveling expense (5)	2,976	2,794	2,750
	Rooms and food and beverage income	77	445	64
Sky Shuttle Helicopters Limited (“Sky Shuttle”) (1)	Traveling expense	1,711	2,008	1,433
Transactions with affiliated companies - continued
Sociedade de Jogos de Macau S.A. (“SJM”) (1)	Office rental expense	$—	$—	$158
	Traveling expense capitalized in construction in progress (5)	1	2	—
	Traveling expense recognized as expense (5)	327	482	—
Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (the “STDM Group”) (1)	Advertising and promotional expenses	88	116	75
	Office rental expense	1,404	807	259
	Service fee expense	216	113	—
	Traveling expense capitalized in construction in progress (5)	8	—	3
	Traveling expense recognized as expense (5)	33	115	792
Transactions with shareholders
Crown	Consultancy fee capitalized in deferred financing costs	222	—	—
	Interest expense	—	97	86
	Other service fee income	—	4	—
	Rooms and food and beverage income	—	39	—
Melco	Development costs	3,000	—	—
	Interest expense	—	174	156
	Other service fee income	—	—	23
	Rooms and food and beverage income	—	15	39

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.

(2)	An association of which certain subsidiaries of the Company are directors.

(3)	The negative amount including reversal of over-accrual of related expense during the year.

(4)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.

(5)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

Schedule of Outstanding Balances Arising from Operating Income Received or Prepayment of Operating Expenses

The outstanding balances arising from operating income received or prepayment of operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Melco’s subsidiary and its associated company	$1,312	$1,744
Shun Tak Group	10	102

	$1,322	$1,846

Schedule of Outstanding Balances Arising from Operating Expenses

The outstanding balances arising from operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Crown’s subsidiary	$12	$18
Melco’s subsidiaries and its associated company	369	179
MCE Charity Association	—	120
Shun Tak Group	283	304
SJM	71	113
Sky Shuttle	159	302
STDM Group	55	101

	$949	$1,137

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Total Assets

Total Assets

	December 31,
	2012	2011	2010
Mocha Clubs	$176,830	$174,404	$145,173
Altira Macau	617,847	577,145	571,504
City of Dreams	3,147,322	3,103,458	3,202,692
Studio City	1,844,706	713,637	—
Corporate and Others	2,160,761	1,701,336	965,071

Total consolidated assets	$7,947,466	$6,269,980	$4,884,440

Capital Expenditures

Capital Expenditures

	Year Ended December 31,
	2012	2011	2010
Mocha Clubs	$5,951	$23,558	$13,140
Altira Macau	7,105	6,662	7,784
City of Dreams	99,416	39,774	94,279
Studio City	115,385	713,253	—
Corporate and Others	56,141	2,387	4,457

Total capital expenditures	$283,998	$785,634	$119,660

Results of Operations of Segments

The Group’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2012	2011	2010
NET REVENUES
Mocha Clubs	$143,260	$131,934	$111,984
Altira Macau	966,770	1,173,930	859,755
City of Dreams	2,920,912	2,491,383	1,638,401
Studio City	160	—	—
Corporate and Others	46,911	33,600	31,836

Total net revenues	$4,078,013	$3,830,847	$2,641,976

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	$36,065	$40,475	$29,831
Altira Macau	154,697	246,300	133,679
City of Dreams	805,719	594,440	326,338
Studio City	(670)	(300)	—

Total adjusted property EBITDA	995,811	880,915	489,848

OPERATING COSTS AND EXPENSES
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)	—
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Share-based compensation	(8,973)	(8,624)	(6,043)
Property charges and others	(8,654)	(1,025)	(91)
Corporate and Others expenses	(75,611)	(71,494)	(59,489)

Total operating costs and expenses	(488,719)	(435,805)	(397,336)

OPERATING INCOME	507,092	445,110	92,512

NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	(4,310)	—
Change in fair value of interest rate swap agreements	363	3,947	—
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses	—	(8,950)	—
Loss on extinguishment of debt	—	(25,193)	—
Costs associated with debt modification	(3,277)	—	(3,310)

Total non-operating expenses	(111,363)	(157,902)	(102,117)

INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX CREDIT (EXPENSE)	2,943	1,636	(920)

NET INCOME (LOSS)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812	—

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$294,656	$(10,525)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams and Studio City and to compare the operating performance of its properties with those of its competitors.

ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
Studio City Group [Member]
Net Assets Acquired

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349

MCP [Member]
Net Assets Acquired

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	$24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Balance Sheets

Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209
Restricted cash	367,645	—	—	305,336	—	672,981
Accounts receivables, net	—	—	320,929	—	—	320,929
Amounts due from affiliated companies	1,113	—	226	46	(63)	1,322
Intercompany receivables	77,471	7,523	110,062	164,479	(359,535)	—
Income tax receivable	266	—	—	—	—	266
Inventories	—	—	16,576	—	—	16,576
Prepaid expenses and other current assets	2,448	46	32,419	5,330	(12,500)	27,743

Total current assets	451,830	7,569	1,997,164	664,561	(372,098)	2,749,026

PROPERTY AND EQUIPMENT, NET	—	—	2,342,785	341,309	—	2,684,094
GAMING SUBCONCESSION, NET	—	—	542,268	—	—	542,268
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	4,123,067	3,088,129	4,446,983	1,214,081	(12,872,260)	—
ADVANCE TO INTERMEDIATE HOLDING COMPANY	—	—	—	281,567	(281,567)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	17,795	(17,795)	—
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	—	—	65,437	22,804	—	88,241
RESTRICTED CASH	—	—	—	741,683	—	741,683
DEFERRED TAX ASSETS	—	—	—	105	—	105
DEFERRED FINANCING COSTS	1,427	24,167	18,790	21,546	—	65,930
LAND USE RIGHTS, NET	—	—	391,419	598,565	—	989,984

TOTAL ASSETS	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$13,745	$—	$—	$13,745
Accrued expenses and other current liabilities	6,465	8,028	684,518	164,330	(12,500)	850,841
Income tax payable	—	—	5	1,186	—	1,191
Intercompany payables	181,371	—	40,564	137,590	(359,525)	—
Current portion of long-term debt	720,923	—	128,359	5,658	—	854,940
Amounts due to affiliated companies	59	—	899	54	(63)	949

Total current liabilities	908,818	8,028	868,090	308,818	(372,088)	1,721,666

LONG-TERM DEBT	—	593,967	886,370	859,587	—	2,339,924
OTHER LONG-TERM LIABILITIES	—	—	5,800	1,612	—	7,412
DEFERRED TAX LIABILITIES	—	—	16,498	49,852	—	66,350
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,055,607	619,280	(1,674,887)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	582,869	—	(582,869)	—
ADVANCE FROM IMMEDIATE HOLDING COMPANY	—	—	—	299,362	(299,362)	—
ADVANCE FROM A SUBSIDIARY	281,567	17,795	—	—	(299,362)	—
LAND USE RIGHTS PAYABLE	—	—	—	71,358	—	71,358
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	3,385,939	2,500,075	6,475,747	1,694,147	(10,669,969)	3,385,939
Noncontrolling interests	—	—	—	—	354,817	354,817

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024
Accounts receivables, net	—	—	306,500	—	—	306,500
Amounts due from affiliated companies	1,551	—	299	46	(50)	1,846
Amount due from a shareholder	—	—	6	—	—	6
Intercompany receivables	49,889	7,822	59,500	171,217	(288,428)	—
Inventories	—	—	15,258	—	—	15,258
Prepaid expenses and other current assets	5,966	43	15,027	2,846	—	23,882

Total current assets	135,211	7,865	1,410,623	240,295	(288,478)	1,505,516

PROPERTY AND EQUIPMENT, NET	—	—	2,481,176	174,253	—	2,655,429
GAMING SUBCONCESSION, NET	—	—	599,505	—	—	599,505
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	3,415,113	2,599,928	4,114,259	381,420	(10,510,720)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
LONG-TERM PREPAYMENTS,
DEPOSITS AND OTHER ASSETS	135	—	71,742	981	—	72,858
RESTRICTED CASH	364,807	—	—	—	—	364,807
DEFERRED TAX ASSETS	—	—	—	24	—	24
DEFERRED FINANCING COSTS	5,159	11,637	25,942	—	—	42,738
LAND USE RIGHTS, NET	—	—	408,630	534,338	—	942,968

TOTAL ASSETS	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$12,023	$—	$—	$12,023
Accrued expenses and other current liabilities	8,317	8,046	519,114	53,242	—	588,719
Income tax payable	67	—	—	1,173	—	1,240
Intercompany payables	181,609	—	73,254	33,565	(288,428)	—
Amounts due to affiliated companies	52	—	1,032	103	(50)	1,137

Total current liabilities	190,045	8,046	605,423	88,083	(288,478)	603,119

LONG-TERM DEBT	718,085	593,166	1,014,729	—	—	2,325,980
OTHER LONG-TERM LIABILITIES	—	—	4,986	22,914	—	27,900
DEFERRED TAX LIABILITIES	—	—	16,900	53,128	—	70,028
ADVANCE FROM ULTIMATE
HOLDING COMPANY	—	—	1,066,119	341,934	(1,408,053)	—
LOAN FROM INTERMEDIATE
HOLDING COMPANY	—	—	580,630	—	(580,630)	—
ADVANCE FROM IMMEDIATE
HOLDING COMPANY	—	—	—	56,140	(56,140)	—
ADVANCE FROM A SUBSIDIARY	56,140	—	—	—	(56,140)	—
LAND USE RIGHTS PAYABLE	—	—	8,281	47,020	—	55,301
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	2,956,155	2,018,218	5,900,944	778,232	(8,697,394)	2,956,155
Noncontrolling interests	—	—	—	—	231,497	231,497

TOTAL LIABILITIES AND EQUITY	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

Condensed Consolidating Statements of Operations

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,934,761	$—	$—	$3,934,761
Rooms	—	—	119,994	—	(1,935)	118,059
Food and beverage	—	—	78,507	—	(5,789)	72,718
Entertainment, retail and others	—	—	104,673	997	(14,881)	90,789

Gross revenues	—	—	4,237,935	997	(22,605)	4,216,327
Less: promotional allowances	—	—	(138,314)	—	—	(138,314)

Net revenues	—	—	4,099,621	997	(22,605)	4,078,013

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,837,176)	—	2,414	(2,834,762)
Rooms	—	—	(14,989)	—	292	(14,697)
Food and beverage	—	—	(28,115)	—	584	(27,531)
Entertainment, retail and others	—	—	(72,184)	—	9,368	(62,816)
General and administrative	(26,164)	(88)	(231,503)	(68,122)	98,897	(226,980)
Pre-opening costs	—	—	(3,139)	(2,671)	25	(5,785)
Development costs	—	—	—	(11,099)	—	(11,099)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,653)	(40,258)	—	(59,911)
Depreciation and amortization	—	—	(257,650)	(3,799)	—	(261,449)
Property charges and others	—	—	(8,654)	—	—	(8,654)

Total operating costs and expenses	(26,164)	(88)	(3,530,300)	(125,949)	111,580	(3,570,921)

OPERATING (LOSS) INCOME	(26,164)	(88)	569,321	(124,952)	88,975	507,092

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	1,438	(81,254)	(7,747)	—	(98,653)
Change in fair value of interest rate swap agreements	—	—	363	—	—	363
Other finance costs	(3,732)	(2,265)	(8,476)	(123)	—	(14,596)
Foreign exchange gain (loss), net	118	(1)	4,937	(369)	—	4,685
Other income, net	17,103	88	—	71,899	(88,975)	115
Costs associated with debt modification	—	(3,277)	—	—	—	(3,277)
Share of results of subsidiaries	441,112	485,962	(2)	—	(927,072)	—

Total non-operating income (expenses)	443,511	481,945	(84,432)	63,660	(1,016,047)	(111,363)

INCOME (LOSS) BEFORE INCOME TAX	417,347	481,857	484,889	(61,292)	(927,072)	395,729
INCOME TAX (EXPENSE) CREDIT	(144)	—	392	2,695	—	2,943

NET INCOME (LOSS)	417,203	481,857	485,281	(58,597)	(927,072)	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	18,531	18,531

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$481,857	$485,281	$(58,597)	$(908,541)	$417,203

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries(1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,679,423	$—	$—	$3,679,423
Rooms	—	—	105,565	—	(2,556)	103,009
Food and beverage	—	—	68,409	—	(6,569)	61,840
Entertainment, retail and others	—	—	96,085	47	(9,965)	86,167

Gross revenues	—	—	3,949,482	47	(19,090)	3,930,439
Less: promotional allowances	—	—	(99,592)	—	—	(99,592)

Net revenues	—	—	3,849,890	47	(19,090)	3,830,847

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,701,999)	—	3,018	(2,698,981)
Rooms	—	—	(18,631)	—	384	(18,247)
Food and beverage	—	—	(34,699)	—	505	(34,194)
Entertainment, retail and others	—	—	(71,151)	—	12,747	(58,404)
General and administrative	(19,474)	(182)	(216,640)	(61,162)	77,234	(220,224)
Pre-opening costs	—	—	(1,556)	(1,138)	4	(2,690)
Development costs	—	—	—	(1,110)	—	(1,110)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,525)	(14,876)	—	(34,401)
Depreciation and amortization	—	—	(257,414)	(1,810)	—	(259,224)
Property charges and others	(1,000)	—	(25)	—	—	(1,025)

Total operating costs and expenses	(20,474)	(182)	(3,378,877)	(80,096)	93,892	(3,385,737)

OPERATING (LOSS) INCOME	(20,474)	(182)	471,013	(80,049)	74,802	445,110

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(8,377)	1,290	(101,502)	(1,086)	—	(109,675)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	—	3,947	—	—	3,947
Other finance costs	(2,260)	(1,815)	(11,539)	—	—	(15,614)
Foreign exchange loss, net	(293)	—	(1,445)	(33)	—	(1,771)
Other income, net	14,812	182	—	63,472	(74,802)	3,664
Listing expenses	(8,950)	—	—	—	—	(8,950)
Loss on extinguishment of debt	—	—	(25,193)	—	—	(25,193)
Share of results of subsidiaries	320,809	332,536	(1)	—	(653,344)	—

Total non-operating income (expenses)	315,741	332,193	(140,043)	62,353	(728,146)	(157,902)

INCOME (LOSS) BEFORE INCOME TAX	295,267	332,011	330,970	(17,696)	(653,344)	287,208
INCOME TAX (EXPENSE) CREDIT	(611)	—	915	1,332	—	1,636

NET INCOME (LOSS)	294,656	332,011	331,885	(16,364)	(653,344)	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	5,812	5,812

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$294,656	$332,011	$331,885	$(16,364)	$(647,532)	$294,656

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2010

				Non-
			Guarantor	guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

Condensed Consolidating Statements of Cash Flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(9,536)	$(2,983)	$874,819	$87,933	$—	$950,233

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	—	—	—	277,945	—
Repayment of advance to a subsidiary	10,512	—	—	—	(10,512)	—
Amounts due from subsidiaries	(26,975)	—	—	—	26,975	—
Advance to ultimate holding company	—	—	—	(225,427)	225,427	—
Advance to intermediate holding company	—	—	—	(17,795)	17,795	—
Advance to a subsidiary	—	—	(243,222)	—	243,222	—
Changes in restricted cash	—	—	—	(1,047,019)	—	(1,047,019)
Acquisition of property and equipment	—	—	(92,263)	(128,217)	—	(220,480)
Payment for land use rights	—	—	(18,402)	(35,428)	—	(53,830)
Deposits for acquisition of property and equipment	—	—	(7,708)	—	—	(7,708)
Net payment for acquisition of assets and liabilities	—	—	—	(5,315)	—	(5,315)
Payment for entertainment production costs	—	—	(1,788)	—	—	(1,788)
Proceeds from sale of property and equipment	—	—	422	—	—	422

Net cash used in investing activities	(294,408)	—	(362,961)	(1,459,201)	780,852	(1,335,718)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	277,945	(277,945)	—
Repayment of advance from ultimate holding company	—	—	(10,512)	—	10,512	—
Amount due to ultimate holding company	—	—	1,831	25,144	(26,975)	—
Advance from immediate holding company	—	—	—	243,222	(243,222)	—
Advance from a subsidiary	225,427	17,795	—	—	(243,222)	—
Payment of deferred financing costs	—	(14,812)	(258)	(15,227)	—	(30,297)
Deferred payment for acquisition of assets and liabilities	—	—	—	(25,000)	—	(25,000)
Prepayment of deferred financing costs	—	—	—	(18,812)	—	(18,812)
Principal payments on long-term debt	—	—	—	(2,755)	—	(2,755)
Proceeds from long-term debt	—	—	—	868,000	—	868,000
Capital contribution from noncotnrolling interests	—	—	—	140,000	—	140,000
Proceeds from exercise of share options	3,599	—	—	—	—	3,599

Net cash provided by (used in) financing activities	229,026	2,983	(8,939)	1,492,517	(780,852)	934,735

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	1,935	—	1,935

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	—	502,919	123,184	—	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	—	1,014,033	66,186	—	1,158,024

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(11,098)	$166	$741,867	$13,725	$—	$744,660

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(330,680)	—	—	—	330,680	—
Repayment of advance to a subsidiary	11,126	—	—	—	(11,126)	—
Amounts due from subsidiaries	(1,825)	—	—	—	1,825	—
Advance to ultimate holding company	—	—	—	(56,140)	56,140	—
Advance to a subsidiary	—	—	(56,140)	—	56,140	—
Net payment for acquisition of assets and liabilities	—	—	—	(290,058)	—	(290,058)
Changes in restricted cash	(353,278)	—	167,286	—	—	(185,992)
Acquisition of property and equipment	—	—	(73,791)	(16,477)	—	(90,268)
Payment for land use right	—	—	(15,271)	—	—	(15,271)
Deposits for acquisition of property and equipment	—	—	(3,962)	—	—	(3,962)
Payment for entertainment production costs	—	—	(70)	—	—	(70)
Proceeds from sale of property and equipment	—	—	233	—	—	233

Net cash (used in) provided by investing activities	(674,657)	—	18,285	(362,675)	433,659	(585,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	330,680	(330,680)	—
Repayment of advance from ultimate holding company	—	—	(11,126)	—	11,126	—
Amount due to ultimate holding company	—	—	386	1,439	(1,825)	—
Advance from immediate holding company	—	—	—	56,140	(56,140)	—
Advance from a subsidiary	56,140	—	—	—	(56,140)	—
Principal payments on long-term debt	—	—	(117,076)	—	—	(117,076)
Payment of deferred financing costs	(6,899)	(166)	(29,070)	—	—	(36,135)
Proceeds from long-term debt	706,556	—	—	—	—	706,556
Proceeds from exercise of share options	4,565	—	—	—	—	4,565

Net cash provided by (used in) financing activities	760,362	(166)	(156,886)	388,259	(433,659)	557,910

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	(1,081)	—	(1,081)

NET INCREASE IN CASH AND CASH EQUIVALENTS	74,607	—	603,266	38,228	—	716,101
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	—	410,767	27,958	—	441,923

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Advance from intermediate holding company	—	—	577,441	—	(577,441)	—
Proceeds from long-term debt	—	592,026	—	—	—	592,026
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

Condensed Consolidating Statements of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$417,203	$481,857	$485,281	$(58,597)	$(927,072)	$398,672
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	—	—	16	(16)	16
Change in fair value of forward exchange rate contracts	99	—	—	—	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—	—	—	(138)

Other comprehensive (loss) income	(23)	—	—	16	(16)	(23)

Total comprehensive income (loss)	417,180	481,857	485,281	(58,581)	(927,088)	398,649
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	18,540	18,540

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$417,180	$481,857	$485,281	$(58,581)	$(908,548)	$417,189

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$294,656	$332,011	$331,885	$(16,364)	$(653,344)	$288,844
Other comprehensive income (loss):
Foreign currency translation adjustment	(149)	—	—	(149)	149	(149)
Change in fair value of interest rate swap agreements	6,111	6,111	6,111	—	(12,222)	6,111
Change in fair value of forward exchange rate contracts	39	—	—	—	—	39
Reclassification to earnings upon discontinuance of hedge accounting	4,310	4,310	4,310	—	(8,620)	4,310

Other comprehensive income (loss)	10,311	10,421	10,421	(149)	(20,693)	10,311

Total comprehensive income (loss)	304,967	342,432	342,306	(16,513)	(674,037)	299,155
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	5,812	5,812

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$304,967	$342,432	$342,306	$(16,513)	$(668,225)	$304,967

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net (loss) income	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)
Other comprehensive income:
Foreign currency translation adjustment	32	—	—	32	(32)	32
Change in fair value of interest rate swap agreements	17,657	17,657	17,657	—	(35,314)	17,657

Other comprehensive income	17,689	17,657	17,657	32	(35,346)	17,689

Total comprehensive income	$7,164	$9,805	$9,920	$2,193	$(21,918)	$7,164

COMPANY INFORMATION - Additional Information (Detail) (Studio City [Member])	Dec. 31, 2012
Studio City [Member]
Schedule To Nature Of Business [Line Items]
Percentage of interest in Studio City	60.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Share options [Member]	Dec. 31, 2011 Share options [Member]	Dec. 31, 2010 Share options [Member]	Dec. 31, 2012 RMB Bonds [Member] CNY	Dec. 31, 2012 Studio City Notes [Member] USD ($)	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member] USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Debt instrument, face amount							2,300,000,000	$ 825,000,000		$ 600,000,000
Interest rate per annum							3.75%	8.50%	8.50%	10.25%
Maturity date							2013	2020		2018
Interest expenses incurred	120,021,000	116,963,000	105,180,000
Interest expenses capitalized	10,410,000	3,157,000	11,823,000
Amortization of deferred financing costs	13,272,000	14,203,000	14,302,000
Amortization of deferred financing costs, capitalized	0	0	0
Gaming taxes	2,024,697,000	1,948,652,000	1,362,007,000
Total advertising costs	$ 37,096,000	$ 31,556,000	$ 45,267,000
Percentage of tax benefit greater than likelihood	50.00%
Share options and restricted shares excluded from the computation of diluted net income (loss)				1,901,136	5,547,036	9,377,509

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property and Equipment [Line Items]
Estimated useful lives	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Aircraft [Member]
Property and Equipment [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Estimated useful lives	10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Property and Equipment [Line Items]
Estimated useful lives	5 years
Plant and gaming machinery [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful lives	3 years
Plant and gaming machinery [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) (Allowance for Promotions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Promotions [Member]
Schedule Of Significant Accounting Policies [Line Items]
Rooms	$ 16,819	$ 12,696	$ 10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545
Total casino expenses	$ 63,071	$ 47,859	$ 43,810

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted-Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Basic Weighted-Average Shares To Diluted Weighted-Average Shares [Line Items]
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358
Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (1,057)	$ (1,073)
Accumulated change in fair value of the forward exchange rate contract	0	39
Accumulated other comprehensive losses	$ (1,057)	$ (1,034)

ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 434,193	$ 393,275
Less: allowance for doubtful debts	(113,264)	(86,775)	(41,490)	(24,227)
Accounts receivable, net	320,929	306,500
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	426,796	385,898
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	2,390	3,691
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,007	$ 3,686

ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Line Items]
Additional allowance for doubtful debts	$ 26,566	$ 36,871	$ 32,241
Accounts receivable written off	$ 1,850	$ 932	$ 941
Gaming promoters [Member]
Accounts Receivable [Line Items]
Credit period, days	30
Other approved casino customers [Member] | Minimum [Member]
Accounts Receivable [Line Items]
Credit period, days	14
Other approved casino customers [Member] | Maximum [Member]
Accounts Receivable [Line Items]
Credit period, days	28
Casino customers with large gaming losses and established credit history [Member]
Accounts Receivable [Line Items]
Credit period, days	90

ACCOUNTS RECEIVABLE, NET - Movement of Allowance for Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Line Items]
At beginning of year	$ 86,775	$ 41,490	$ 24,227
Additional allowance	26,566	36,871	32,241
Reclassified (to) from long-term receivables, net	(77)	8,414	(14,978)
At end of year	$ 113,264	$ 86,775	$ 41,490

ACCOUNTS RECEIVABLE, NET - Analysis of Accounts Receivable by Age Based on Payment Due Date, Net of Allowance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Line Items]
Current	$ 227,534	$ 220,141
1-30 days	51,207	41,571
31-60 days	9,842	3,344
61-90 days	1,941	2,573
Over 90 days	30,405	38,871
Accounts receivable, net	$ 320,929	$ 306,500

PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Net
Cost	$ 3,318,471	$ 3,173,140
Less: accumulated depreciation	(973,189)	(730,313)
Sub-total	2,345,282	2,442,827
Construction in progress	338,812	212,602
Property and equipment, net	2,684,094	2,655,429
Buildings [Member]
Property and Equipment, Net
Cost	2,439,083	2,439,117
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	430,941	403,577
Leasehold improvements [Member]
Property and Equipment, Net
Cost	232,526	179,089
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	153,660	147,084
Aircraft [Member]
Property and Equipment, Net
Cost	54,632
Motor vehicles [Member]
Property and Equipment, Net
Cost	$ 7,629	$ 4,273

PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Additions to property and equipment	$ 283,998	$ 236,555	$ 119,660
Disposals of property and equipment	1,310	655	207
City of Dreams [Member]
Property and Equipment [Line Items]
Costs capitalized to construction in progress	7,551	7,551
Studio City [Member]
Property and Equipment [Line Items]
Costs capitalized to construction in progress	$ 37,273	$ 15,628

GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gaming Subconcession [Line Items]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(357,732)	(300,495)
Gaming subconcession, net	$ 542,268	$ 599,505

GAMING SUBCONCESSION, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Gaming Subconcession [Line Items]
Amortization of gaming subconcession, year 2013	$ 57,237
Amortization of gaming subconcession, year 2014	57,237
Amortization of gaming subconcession, year 2015	57,237
Amortization of gaming subconcession, year 2016	57,237
Amortization of gaming subconcession, year 2017	57,237
Amortization of gaming subconcession, year 2018	57,237
Amortization of gaming subconcession, year 2019	57,237
Amortization of gaming subconcession, year 2020	57,237
Amortization of gaming subconcession, year 2021	57,237
Amortization of gaming subconcession, year 2022	$ 27,135

GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Recognized impairment loss	$ 0	$ 0	$ 0

LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Entertainment production costs	$ 70,356	$ 68,553
Less: accumulated amortization	(16,603)	(9,141)
Entertainment production costs, net	53,753	59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303
Long-term prepayments, deposits and other assets	$ 88,241	$ 72,858

LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011 D
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Useful life of the entertainment	10 years
Accounts Receivable [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, net	$ 3,854
Current accounts receivable	3,453
Allowance for doubtful debts current	3,854
Allowance for doubtful debts non-current	3,931
Casino customers with large gaming losses and established credit history [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, aging of balances, days	90	90
Allowance for doubtful debts	$ 6,641	$ 6,564

LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights [Line Items]
Land use rights, gross	$ 1,173,671	$ 1,066,744
Less: accumulated amortization	(183,687)	(123,776)
Land use rights, net	989,984	942,968
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	143,985	141,543
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	376,122	376,122
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,564	$ 549,079

LAND USE RIGHTS, NET - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Altira Macau [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	March 2031
City of Dreams [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	August 2033
Studio City [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	October 2026

ACCOUNTS PAYABLE - Schedule of Aged Analysis of Accounts Payable Based on Payment Due (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable [Line Items]
Within 30 days	$ 10,786	$ 9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521
Accounts payable, net	$ 13,745	$ 12,023

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Construction costs payable	$ 61,350	$ 13,316
Customer deposits and ticket sales	72,141	42,832
Gaming tax accruals	197,577	169,576
Interest expenses payable	20,254	12,180
Interest rate swap liabilities		363
Land use rights payable	53,000	15,960
Operating expense and other accruals	119,584	100,161
Other gaming related accruals	24,524	19,643
Outstanding gaming chips and tokens	278,167	187,978
Payables for acquisition of assets and liabilities (Note 22(b))	24,244	26,710
Total Accrued Expenses and Other Current Liabilities	$ 850,841	$ 588,719

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest rate swap agreements, expiry date	All interest rate swap agreements expired as of December 31, 2012
Reclassification of accumulated losses recognized in accumulated other comprehensive losses	$ (4,310)
Fair value of interest rate swap liabilities - current	363
Interest rate swap [Member]
Fixed interest rate on notional amount of interest rate swap agreement, minimum	1.96%
Fixed interest rate on notional amount of interest rate swap agreement, maximum	4.74%
Outstanding Interest Rate Swap Agreements [Member]
Notional amounts of outstanding interest rate swap agreements	$ 127,892

LONG-TERM DEBT - Summary of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2011 Credit Facilities [Member]	Dec. 31, 2011 2011 Credit Facilities [Member]	Dec. 31, 2012 Studio City Notes [Member]	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]		Dec. 31, 2011 2010 Senior Notes [Member]		Dec. 31, 2012 RMB Bonds [Member]	Dec. 31, 2011 RMB Bonds [Member]	Dec. 31, 2012 Deposit-Linked Loan [Member]	Dec. 31, 2011 Deposit-Linked Loan [Member]	Dec. 31, 2012 Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 1,014,729,000	$ 1,014,729,000	$ 825,000,000	$ 825,000,000	$ 593,967,000	[1]	$ 593,166,000	[1]	$ 367,645,000	$ 364,807,000	$ 353,278,000	$ 353,278,000	$ 40,245,000
Current portion of long-term debt	(854,940,000)
Non current portion of long-term debt	$ 2,339,924,000	$ 2,325,980,000

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.

LONG-TERM DEBT (City of Dreams Project Facility) - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 City of Dreams Project Facility [Member]	Dec. 31, 2011 City of Dreams Project Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Term Loan Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Revolving Credit Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Revolving Credit Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Term Loan Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Term Loan Facility [Member]	May 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 City of Dreams Project Facility [Member] Funds From 2010 Senior Notes [Member] Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,750,000,000	$ 1,500,000,000	$ 250,000,000
Maturity date								Sep 5, 2014	Sep 5, 2012
Interest rate margin per annum added to LIBOR or HIBOR							2.75%
Reduced interest rate margin per annum added to LIBOR or HIBOR upon substantial completion of the project							2.50%
Loan commitment fees recognized	1,324,000	1,411,000	(3,811,000)		461,000	(3,811,000)
Loan commitment fee, gross						814,000
Loan commitment fees, reversal						4,625,000
Net proceeds from issuance of 2010 Senior Notes											577,066,000
Proceeds used for prepayment of debt under the City of Dreams Project Facility according to Amendment Agreement												293,714,000	293,714,000	150,352,000	150,352,000
Balance of proceeds deposited to bank											133,000,000
Permanent reduction of borrowing capacity of Revolving Credit Facility										100,000,000
Costs associated with debt modification	3,277,000		3,310,000	3,310,000
Scheduled amortization payments					89,158,000	35,693,000
Mandatory prepayments					20,896,000	71,643,000
Voluntary repayments					$ 7,022,000

LONG-TERM DEBT (2011 Credit Facilities) - Additional Information (Detail)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2011 2011 Credit Facilities [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] HK Dollar [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] HK Dollar [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] HK Dollar [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HK Dollar [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HK Dollar [Member] HKD
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity											$ 802,241,000	6,241,440,000		$ 401,121,000		3,120,720,000
Maturity date				Jun 30, 2016
Voluntary prepayments, minimum amount							20,566,000		160,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements				15,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements				15,000,000
Leverage ratio, maximum for the reporting periods ending June 30, 2013 or before				3
Leverage ratio, maximum for the reporting periods ending September 30, 2013 onwards				2.5
Total leverage ratio, maximum for the reporting periods ending June 30, 2013 or before				4.5
Total leverage ratio, maximum for the reporting periods ending September 30, 2013 onwards				4
Interest cover ratio, minimum for the reporting periods ending September 30, 2011 onwards				4
Net assets restricted from distribution					2,382,000,000	1,896,000,000
Interest rate margin per annum added to HIBOR, minimum				1.75%
Interest rate margin per annum added to HIBOR, maximum				2.75%
Loan commitment fee recognized	1,324,000	1,411,000	(3,811,000)		1,324,000	950,000
Difference in applicable future cash flows under the 2011 Credit Facilities from that of the City of Dreams Project Facility				10.00%
Unamortized deferred financing costs written off as loss on extinguishment of debt		25,193,000				25,193,000
Capitalized third party fee and related issuance costs as deferred financing costs						29,328,000
Amounts drawn down as of the date	3,194,864,000	2,325,980,000			1,014,729,000	1,014,729,000		1,014,729,000		7,894,594,570			212,488,000		1,653,154,570
Amount available for future draw down													$ 188,633,000		1,467,565,430

LONG-TERM DEBT (2010 Senior Notes) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	May 17, 2010 2010 Senior Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]	Dec. 31, 2011 2010 Senior Notes [Member]	Oct. 31, 2012 2010 Senior Notes [Member] Proposed Amendments [Member]	Mar. 28, 2013 2010 Senior Notes [Member] Tender Offer [Member]	Feb. 26, 2013 2010 Senior Notes [Member] Tender Offer [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal			98.67%
Maturity date			May 15, 2018
Interest rate per annum			10.25%
Debt issuance discount			$ 7,974	$ 6,033	$ 6,834
Debt underwriting commissions and other expenses			14,960
Net proceeds from issuance of 2010 Senior Notes			577,066
Proceeds used for prepayment of debt under the City of Dreams Project Facility according to Amendment Agreement			444,066
Balance of proceeds deposited to bank			133,000
Costs capitalized as deferred finance costs			14,585			14,795
Redemption price percentage after May 15, 2014			105.13%
Redemption price percentage after May 15, 2015			102.56%
Redemption price percentage after May 15, 2016 and thereafter			100.00%
Maximum redeemable percentage of principal prior to May 15, 2013 for partial redemption			35.00%
Redemption price percentage prior to May 15, 2013 for partial redemption			110.25%
Redemption price percentage prior to May 15, 2013 for full redemption			100.00%
Net assets restricted from distribution				2,500,000	2,018,000
Additional restricted payments for funding Studio City project.						400,000
Costs associated with debt modification	3,277	3,310				3,277
Aggregate principal amount tendered								599,135
Remaining outstanding aggregate principal amount redeemed							$ 865

LONG-TERM DEBT (RMB Bonds) - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 09, 2011 RMB Bonds [Member] USD ($)	Dec. 31, 2012 RMB Bonds [Member] USD ($)	Dec. 31, 2011 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] Renminbi [Member] CNY	May 09, 2011 RMB Bonds [Member] USD equivalent [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000		$ 367,645,000	$ 364,807,000	2,300,000,000	$ 353,278,000
Interest rate per annum				3.75%		3.75%
Maturity date			May 9, 2013
Redemption price percentage for full redemption after May 9, 2012				100.00%
Minimum percentage of principal being redeemed, or purchased and cancelled before full redemption can be made prior to May 9, 2012				90.00%
Minimum consolidated tangible net worth			1,000,000,000
Maximum leverage ratio					2.5
Capitalized underwriting fee and related issuance costs as deferred financing costs				$ 6,619,000

LONG-TERM DEBT (Deposit-Linked Loan) - Additional Information (Detail)	12 Months Ended		12 Months Ended			12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] CNY	Dec. 31, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] HK Dollar [Member] HKD HKDPerRMB	May 20, 2011 Deposit-Linked Loan [Member] Renminbi [Member] CNY	Dec. 31, 2012 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	Dec. 31, 2011 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)	Dec. 31, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 353,278,000		$ 353,278,000	2,748,500,000					$ 353,278,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan								2,300,000,000	2,300,000,000	2,300,000,000			367,645,000	364,807,000	353,278,000
Maturity date						May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice						500,000,000					64,267,000
Interest rate per annum						2.88%
Forward exchange rate contracts amount				25,845,867			52,325,000				8,000,000	4,000,000
Forward exchange rate for settlement of RMB Bonds interest payable on November 9, 2011						1.2096
Forward exchange rate for settlement of RMB Bonds interest payable on May 9, 2012						1.2187
Forward exchange rate contract receivable included in prepaid expenses and other current assets					7,000
Reclassification to earnings upon settlement of forward exchange rate contracts	(138,000)		138,000
Forward exchange rate for settlement of RMB Bonds interest payable on November 9, 2012						1.2201
Capitalized underwriting fee and related issuance costs as deferred financing costs			$ 800,000

LONG-TERM DEBT (Aircraft Term Loan) - Additional Information (Detail) (Aircraft Term Loan [Member], USD $)	1 Months Ended
	Jun. 25, 2012	Dec. 31, 2012
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	$ 43,000,000
Amount drawn down as of the date		43,000,000
Interest rate margin per annum added to LIBOR	2.80%
Voluntary prepayments, minimum amount	1,000,000
Limit of any capital expenditure not in ordinary course of business or any subsequent indebtedness of which exceeding will be subject to lender's approval	$ 1,000,000
Maturity date	Jun 27, 2019

LONG-TERM DEBT (Studio City Notes) - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 Studio City Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 825,000,000	$ 825,000,000
Purchase price as percentage of principal			100.00%
Percentage of interest on Studio City Finance owned by MCE			60.00%
Maturity date			Dec 1, 2020
Interest rate per annum			8.50%	8.50%
Debt underwriting commissions and other expenses			13,200,000
Net proceeds from issuance of Studio City Notes			811,800,000
Interest on Studio City Notes, 41-month anniversary			239,594,000
Interest due			35,063,000
Restricted cash current portion	672,981,000			70,125,000
Restricted cash non-current portion	741,683,000	364,807,000		741,683,000
Capitalized underwriting fee and related issuance costs as deferred financing costs			21,669,000
Fund from Studio City Finance's ultimate shareholders to be the first in the sequence of funding of Studio City project costs according to Note Disbursement and Account Agreement			825,000,000
Redemption price percentage, special mandatory redemption			101.00%
Maximum redeemable percentage of principal prior to December 1, 2015 for partial redemption			35.00%
Redemption price percentage prior to December 1, 2015 with net cash proceeds of certain equity offerings			108.50%
Redemption price percentage prior to December 1, 2015			100.00%
Redemption price percentage on or after December 1, 2015			106.38%
Redemption price percentage on or after December 1, 2016			104.25%
Redemption price percentage on or after December 1, 2017			102.13%
Redemption price percentage on or after December 1, 2018 and thereafter			100.00%
Net assets restricted from distribution				$ 252,000,000

LONG-TERM DEBT (Studio City Project Facility) - Additional Information (Detail) (Studio City Project Facility [Member])	1 Months Ended
	Jan. 28, 2013 USD ($)	Oct. 19, 2012	Jan. 28, 2013 USD equivalent [Member] USD ($)	Oct. 19, 2012 USD equivalent [Member] USD ($)	Jan. 28, 2013 HK Dollar [Member] HKD	Jan. 28, 2013 Minimum [Member]	Jan. 28, 2013 Maximum [Member]	Jan. 28, 2013 Term Loan Facility [Member]	Jan. 28, 2013 Term Loan Facility [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Term Loan Facility [Member] HK Dollar [Member] HKD	Jan. 28, 2013 Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Revolving Credit Facility [Member] HK Dollar [Member] HKD	Jan. 28, 2013 Revolving Credit Facility [Member] Letters of Credit [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Revolving Credit Facility [Member] Letters of Credit [Member] HK Dollar [Member] HKD
Long-Term Debt [Line Items]
Percentage of interest on Studio City International by noncontrolling shareholder		40.00%
Percentage of interest on Studio City International by MCE		60.00%
Credit facility, maximum borrowing capacity			$ 1,395,357,000	$ 1,400,000,000	10,855,880,000				$ 1,295,689,000	10,080,460,000	$ 99,668,000	775,420,000	$ 49,834,000	387,710,000
Maturity term, years after the signing date of the definitive agreement of the Studio City Project Facility	5 years
Interest rate margin per annum added to HIBOR until the last day of the second full fiscal quarter after the Opening Date	4.50%
Interest rate margin per annum added to HIBOR after the last day of the second full fiscal quarter after the Opening Date						3.75%	4.50%
Minimum percentage of outstanding indebtedness to be hedged								50.00%
Liability cap on completion guarantee, contingent equity undertaking or similar	225,000,000
Liability cap on letters of credit or cash collateral	$ 225,000,000

LONG-TERM DEBT - Summary of Interest on Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Line Items]
Interest on long-term debt	$ 114,429	$ 104,170	$ 78,012
Interest capitalized	(7,900)	(3,157)	(11,823)
Interest on long-term debt, net of capitalized interest	106,529	101,013	66,189
City of Dreams Project Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		13,269	39,157
2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	21,849	13,731
2010 Senior Notes [Member] | Interest expense debt excluding amortization [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	61,500	61,500	38,438
2010 Senior Notes [Member] | Amortization of debt discount [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	801	723	417
RMB Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	13,666	8,647
Deposit-Linked Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	10,064	6,300
Studio City Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	5,844
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 705

LONG-TERM DEBT - Summary of Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Line Items]
Average borrowing rate per annum	5.06%	5.50%	6.71%

LONG-TERM DEBT - Scheduled Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Debt [Line Items]
Year ending December 31, 2013	$ 854,940
Year ending December 31, 2014	262,559
Year ending December 31, 2015	262,749
Year ending December 31, 2016	379,161
Year ending December 31, 2017	6,429
Over 2017 (2)	1,429,026	[1]
Total long-term debt	$ 3,194,864		$ 2,325,980

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.

LONG-TERM DEBT - Summary of Long-Term Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Debt [Line Items]
Within one year or on demand	$ 854,940
More than one year, but not exceeding two years	262,559		846,444
More than two years, but not exceeding five years	648,339		886,370
More than five years (1)	1,429,026	[1]	593,166	[1]
Total long-term debt	3,194,864		2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)
Non current portion of long-term debt	$ 2,339,924		$ 2,325,980

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.

LONG-TERM DEBT - Summary of Long-Term Debt Repayable (Parenthetical) (Detail) (2010 Senior Notes [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 17, 2010
2010 Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized issue discount for 2010 Senior Notes	$ 6,033	$ 6,834	$ 7,974

OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities [Line Items]
Deferred rent liabilities	$ 5,591	$ 4,799
Retention payables	1,608
Other deposits received	213	196
Payables for acquisition of assets and liabilities		22,905
Other Long-term Liabilities	$ 7,412	$ 27,900

FAIR VALUE MEASUREMENTS - Additional Information (Detail) (Aggregate Long Term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate Long Term Debt [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
The aggregated estimated fair value of Long Term Debt	$ 3,330,599	$ 2,371,716

FAIR VALUE MEASUREMENTS - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	$ 0	$ 7
Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	363
Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	0
Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	7
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	363
Significant Unobservable Inputs (Level 3) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	$ 0	$ 0

CAPITAL STRUCTURE - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 06, 2011
Capital Structure [Line Items]
Ordinary shares, authorized		7,300,000,000	7,300,000,000
Ordinary shares, par value		0.01	$ 0.01
Treasury shares, shares		11,267,038	10,552,328
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized				2,500,000,000	7,300,000,000
Ordinary shares, par value				$ 0.01	$ 0.01
Issuance of shares for conversion of shareholders' loans (in shares)	40,211,930		40,211,930
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Ordinary shares, issued (excluding treasury shares)		1,646,792,257	1,642,548,674	1,597,248,925
Ordinary shares, outstanding		1,646,792,257	1,642,548,674	1,597,248,925
Treasury Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
Treasury shares, shares		11,267,038	10,552,328	8,409,186

INCOME TAX (CREDIT) EXPENSE - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax years	5
Income tax exemption period in years	2007 to 2011
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	$ (88,491,000)	$ (69,677,000)	$ (28,069,000)
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid			$ (0.018)
Effective tax rate	(0.70%)	(0.60%)	(9.60%)
Valuation allowance	66,111,000	60,782,000
Adjusted operating tax loss carried forwards, expired	142,678,000
Aggregate undistributed earnings of foreign subsidiaries	1,150,000,000
Deferred income tax liability, undistributed earnings	138,000,000
Basic [Member]
Schedule Of Income Taxes [Line Items]
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid	$ 0.054	$ 0.043
Diluted [Member]
Schedule Of Income Taxes [Line Items]
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid	$ 0.053	$ 0.043
Additional tax holiday [Member]
Schedule Of Income Taxes [Line Items]
Income tax years	5
Income tax exemption period in years	2012 to 2016
Operating Tax Loss Carryforwards Expiring in 2013 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	175,451,000
Operating tax loss carry forwards expiration, years	2013
Operating Tax Loss Carryforwards Expiring in 2014 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	159,304,000
Operating tax loss carry forwards expiration, years	2014
Operating Tax Loss Carryforwards Expiring in 2015 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	183,885,000
Operating tax loss carry forwards expiration, years	2015
Property Tax Holiday [Member]
Schedule Of Income Taxes [Line Items]
Income tax exemption period in years	12 years
Minimum period that no change in use or disposal of vehicles from the date of purchase so that vehicles are entitled to vehicle tax holiday	5 years
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
United States of America [Member]
Schedule Of Income Taxes [Line Items]
Provision for income tax	0	0	0
Statute of limitation for tax return	3
Philippines [Member]
Schedule Of Income Taxes [Line Items]
Provision for income tax	$ 0	$ 0	$ 0
Statute of limitation for tax return	3
Hong Kong [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	6
Macau [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5

INCOME TAX (CREDIT) EXPENSE - Schedule of Provision for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax provision for current year:
Income tax provision for current year	$ 954	$ 1,206	$ 703
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(138)	124	(11)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(3,759)	(2,966)	228
Total income tax (credit) expense	(2,943)	(1,636)	920
Macau Complementary Tax [Member]
Income tax provision for current year:
Income tax provision for current year	203	223	165
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(171)	3	(18)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(3,676)	(2,779)	166
Hong Kong Profits Tax [Member]
Income tax provision for current year:
Income tax provision for current year	513	822	473
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	32	142	(1)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(81)	(185)	58
Profits tax in other jurisdictions [Member]
Income tax provision for current year:
Income tax provision for current year	238	161	65
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	1	(21)	8
Deferred tax (credit) charge:
Deferred tax (credit) charge	$ (2)	$ (2)	$ 4

INCOME TAX (CREDIT) EXPENSE - Schedule of Reconciliation of Income Tax (Credit) Expense to Income (Loss) Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ 395,729	$ 287,208	$ (9,605)
Macau Complementary tax rate	12.00%	12.00%	12.00%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374
Total income tax (credit) expense	$ (2,943)	$ (1,636)	$ 920

INCOME TAX (CREDIT) EXPENSE - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carried forwards	$ 63,022	$ 60,782
Depreciation and amortization	105	24
Deferred deductible expenses	3,089
Sub-total	66,216	60,806
Valuation allowance
Current	(21,054)	(17,816)
Long-term	(45,057)	(42,966)
Sub-total	(66,111)	(60,782)
Total net deferred tax assets	105	24
Deferred tax liabilities
Land use rights	(64,497)	(68,552)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,348)	(971)
Total net deferred tax liabilities	$ (66,350)	$ (70,028)

SHARE-BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 3,632	$ 3,950	$ 938
Total intrinsic value of share options exercised	13,022	8,348	767
Treasury Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised	2,966,955	3,835,596	804,285
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The threshold of ownership of employee to whom the Group grant share option requiring a minimum exercise price to be at least 110% of the fair market value of the Company's ordinary share at the date of grant	10.00%
The minimum exercise price as a percentage of fair market value of the company's ordinary shares if the Company grant share awards to an employee who owns more than 10% of the voting power of all classes of the Company's share capital on the date of grant	110.00%
Exercise period of share options granted	10 years
Maximum aggregate number of shares issued	100,000,000
Exercise price of new share options		$ 2.52	$ 1.17
Expected stock price volatility		81.87%	79.24%
Expected dividend yield		0.00%	0.00%
Risk-free interest rate		2.07%	1.78%
Expected average life of options (years)		5 years 1 month 6 days	5 years 6 months
Weighted-average fair value of share options granted		$ 1.67	$ 0.84
Share options exercised	2,966,955	3,835,596	804,285
Stock option exchange program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options tendered by employees	5,400,000
Percentage of total share option eligible for exchange	94.00%
Number of share options granted in option exchange program	3,600,000
Exercise price of new share options	$ 1.43
Expected stock price volatility	87.29%
Expected dividend yield	0.00%
Risk-free interest rate	2.11%
Expected average life of options (years)	5 years 7 months 6 days
Stock option exchange program [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	7.7 years
Stock option exchange program [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	8.3 years
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	10 years
Maximum aggregate number of shares issued	100,000,000
Maximum number of years the share becomes exercisable	3 years
Exercise price of new share options	$ 4.7
Expected stock price volatility	67.82%
Expected dividend yield	0.00%
Risk-free interest rate	1.01%
Expected average life of options (years)	5 years 1 month 6 days
Weighted-average fair value of share options granted	$ 2.44
Period of recognition of unrecognized compensation cost	2 years 2 months 27 days
Unrecognized compensation cost	3,466
The maximum percentage of issued share capital that can be issued for the share based awards under the 2011 Share Incentive Plan upon shareholders' approval	10.00%
Remaining shares available for grant	96,894,814	100,000,000
Expiration term of ordinary share options granted	10
Restricted shares [Member] | 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of years the share becomes exercisable	4 years
Period of recognition of unrecognized compensation cost	1 year 2 months 16 days
Total fair values of restricted shares at date of grant	3,181	1,339	2,166
Unrecognized compensation cost	2,761
Restricted shares [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost		2 years 2 months 27 days
Unrecognized compensation cost		3,811
Share options [Member] | 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of years the share becomes exercisable	4 years
Unrecognized compensation cost	$ 3,927
Period of recognition of unrecognized compensation cost	1 year 1 month 21 days

SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2011 2006 Share Incentive Plan [Member]	Dec. 31, 2010 2006 Share Incentive Plan [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	81.87%	79.24%	67.82%
Risk-free interest rate	2.07%	1.78%	1.01%
Expected average life of options (years)	5 years 1 month 6 days	5 years 6 months	5 years 1 month 6 days

SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 Share Incentive Plan [Member]
Stock Based Compensation Activity [Line Items]
Number of Share Options, Beginning Balance	20,916,462	20,453,493	22,342,398
Number of Share Options, Granted		5,150,946	4,266,174
Number of Share Options, Exercised	(2,966,955)	(3,835,596)	(804,285)
Number of Share Options, Forfeited	(1,110,843)	(783,423)	(5,169,216)
Number of Share Options, Expired	(6,510)	(68,958)	(181,578)
Number of Share Options, Ending Balance	16,832,154	20,916,462	20,453,493
Weighted Average Exercise Price Per Share, Beginning Balance	$ 1.55	$ 1.22	$ 1.26
Number of Share Options, Exercisable	11,707,977
Weighted Average Exercise Price Per Share, Granted		$ 2.52	$ 1.17
Weighted-Average Exercise Price per Share, Exercised	$ 1.22	$ 1.03	$ 1.17
Weighted Average Exercise Price Per Share, Forfeited	$ 1.63	$ 1.52	$ 1.27
Weighted-Average Exercise Price per Share, Expired	$ 1.01	$ 4.4	$ 4.48
Weighted Average Exercise Price Per Share, Ending Balance	$ 1.61	$ 1.55	$ 1.22
Weighted-Average Exercise Price per Share, Exercisable	$ 1.44
Weighted-Average Remaining Contractual Term, Outstanding	6 years 6 months 11 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding	$ 67,447
Aggregate Intrinsic Value, Exercisable	48,829
2011 Share Incentive Plan [Member]
Stock Based Compensation Activity [Line Items]
Number of Share Options, Beginning Balance
Number of Share Options, Granted	1,934,574
Number of Share Options, Forfeited	(33,438)
Number of Share Options, Ending Balance	1,901,136
Weighted Average Exercise Price Per Share, Beginning Balance
Weighted Average Exercise Price Per Share, Granted	$ 4.7
Weighted Average Exercise Price Per Share, Forfeited	$ 4.7
Weighted Average Exercise Price Per Share, Ending Balance	$ 4.7
Weighted-Average Remaining Contractual Term, Outstanding	9 years 3 months
Aggregate Intrinsic Value, Outstanding	$ 1,743

SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 5.06
Number of Share Options	11,707,977
Weighted-Average Exercise Price per Share	$ 1.44
Weighted-Average Remaining Contractual Term	6 years 1 month 24 days
Aggregate Intrinsic Value	$ 48,829
2006 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 2.52
Number of Share Options	5,124,177
Weighted-Average Exercise Price per Share	$ 1.98
Weighted-Average Remaining Contractual Term	7 years 4 months 21 days
Aggregate Intrinsic Value	18,618
2011 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share	$ 4.7
Number of Share Options	1,901,136
Weighted-Average Exercise Price per Share	$ 4.7
Weighted-Average Remaining Contractual Term	9 years 3 months
Aggregate Intrinsic Value	$ 1,743

SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	3,673,901
Share options expired	6,510
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	0
Share options expired	0

SHARE-BASED COMPENSATION - Summary of Restricted Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance	4,002,503	2,649,059	3,246,031
Number of Restricted Shares, Granted		2,908,383	1,463,151
Number of Restricted Shares, Vested	(1,276,634)	(1,252,223)	(1,298,657)
Number of Restricted Shares, Forfeited	(486,984)	(302,716)	(761,466)
Number of Restricted Shares, Unvested Ending Balance	2,238,885	4,002,503	2,649,059
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.22	$ 1.31	$ 1.41
Weighted-Average Grant Date Fair Value, Granted		$ 2.52	$ 1.38
Weighted-Average Grant Date Fair Value, Vested	$ 2.49	$ 1.07	$ 1.67
Weighted-Average Grant Date Fair Value, Forfeited	$ 1.66	$ 1.97	$ 1.27
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.19	$ 2.22	$ 1.31
2011 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance
Number of Restricted Shares, Granted	1,170,612
Number of Restricted Shares, Forfeited	(16,722)
Number of Restricted Shares, Unvested Ending Balance	1,153,890
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance
Weighted-Average Grant Date Fair Value, Granted	$ 4.43
Weighted-Average Grant Date Fair Value, Forfeited	$ 4.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 4.43

SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expenses	$ 8,973	$ 8,624	$ 6,045
Less: share-based compensation expenses capitalized in construction in progress			(2)
Share-based compensation recognized in general and administrative expenses	8,973	8,624	6,043
2006 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	4,033	5,570	4,439
Restricted shares	2,464	3,054	1,606
Total share-based compensation expenses	6,497	8,624	6,045
2011 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	1,179
Restricted shares	1,297
Total share-based compensation expenses	$ 2,476

EMPLOYEE BENEFIT PLANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 MPF Scheme employees other than executive officers on or before May 31, 2012 [Member] HKD	Dec. 31, 2012 MPF Scheme employees other than executive officers since Jun. 1, 2012 [Member] HKD	Dec. 31, 2012 MPF Scheme executive officers HKD [Member] HKD
Defined Contribution Plans Disclosure [Line Items]
Maximum amount of employer and employees' contribution towards MPF Scheme per employee per month				1,000	1,250
Percentage of employer and employees' contribution of the employees' relevant income				5.00%	5.00%
Percentage of employer contribution of the base salary of executive employees						10.00%
Employees' contributions percentage to the MPF Scheme						5.00%
Maximum amount of employees' contribution towards MPF Scheme per employee per month						1,250
Percentage of employer voluntary contribution vested						10.00%
Percentage of mandatory contribution portion of employer towards MPF scheme						5.00%
Vesting period of employer voluntary contribution						10 years
Amount of employer contributions into the defined contribution plans	$ 5,303,000	$ 5,414,000	$ 5,070,000

DISTRIBUTION OF PROFITS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve			10.00%	25.00%
Percentage of legal reserve to share capital			25.00%	50.00%
Balance of legal reserve	$ 31,201	$ 3

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)	12 Months Ended					12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Gaming subconcession agreement [Member] Public Purpose Programs [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Urban development, tourist promotion and social security [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Special gaming tax [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Not reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Not reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2012 Land concession contracts [Member] Y	Dec. 31, 2012 Mocha Clubs [Member] USD ($)	Dec. 31, 2011 Mocha Clubs [Member] USD ($)	Dec. 31, 2010 Mocha Clubs [Member] USD ($)	Dec. 31, 2012 Studio City Project Facility [Member] USD ($)	Jul. 31, 2006 Altira Macau [Member] USD ($)	Dec. 31, 2012 Altira Macau [Member] USD ($)	Feb. 28, 2013 City of Dreams [Member] USD ($)	Mar. 31, 2010 City of Dreams [Member] USD ($)	Aug. 31, 2008 City of Dreams [Member] USD ($)	Feb. 28, 2008 City of Dreams [Member] USD ($)	Dec. 31, 2012 City of Dreams [Member] USD ($)	Dec. 31, 2011 City of Dreams [Member] USD ($) Agreement	Jul. 25, 2012 Studio City [Member] USD ($)	Jun. 12, 2012 Studio City [Member] USD ($)	Jun. 06, 2012 Studio City [Member] USD ($)	Nov. 30, 2006 Studio City [Member] USD ($) Installment	Dec. 31, 2012 Studio City [Member] USD ($) Installment	Dec. 31, 2006 Studio City [Member] USD ($)	Dec. 31, 2005 Studio City [Member] USD ($)	Dec. 31, 2011 Studio City [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day [Member] Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day [Member] Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Guarantee Obligations [Member] USD ($)	Dec. 31, 2012 Guarantee Obligations [Member] MOP
Capital commitments	$ 743,263,000
Rental expenses (including contingent fees)	18,573,000	16,944,000	15,373,000
Lease expiry dates	February 2022													June, 2022
Minimum rental expenses														15,003,000	16,944,000	15,373,000
Contingent rental expenses														3,570,000	0	0
Contingent fees received	22,906,000	18,053,000	12,801,000
Fixed annual premium				3,744,000	30,000,000
Variable premium				100	1,000				37,000	300,000	19,000	150,000
Minimum number of tables									100	100	100	100
Percentage of gross revenues of the gaming business operations						1.60%	2.40%	35.00%
Maximum beneficiary amount																																		62,395,000	500,000,000	37,437,000	300,000,000
Percentage of guarantee amount payable quarterly to bank				1.75%	1.75%
Contract term years													25
Contract term of further renewable consecutive periods (in years)													10
Frequency of land use fee amounts to be adjusted													Every five years
Land premium amount																		18,685,000								174,954,000						2,910,000
Guaranteed deposits paid upon acceptance land lease terms																		20,000					424,000				490,000		326,000	105,000
Proposed revised government land use fee payable per annum on proposed amendments to land concession contracts																			171,000					1,185,000						105,000
Total commitment for government land use fees																			3,110,000					24,384,000						12,033,000
Initial land premium																						105,091,000
Partial land premium paid																								96,810,000
Remaining amount of land premium paid																				8,281,000									47,020,000	116,077,000
Accrued interest rate paid for land premium																				5.00%									5.00%	5.00%
Additional land premium																					32,118,000							35,316,000	70,581,000		23,561,000
Total outstanding balance of land premium	53,000,000	15,960,000																						8,281,000	15,960,000					44,719,000
LAND USE RIGHTS PAYABLE	71,358,000	55,301,000																							8,281,000					71,358,000			47,020,000
Government land use fees per annum during the development period																										490,000			326,000
Government land use fees per annum after the development period																										1,131,000			527,000
Remaining amount of land premium to be paid, number of installments																													5	5
Issuance of promissory note																																						68,635,000	550,000,000
Number of deeds of guarantee with third parties																									2
Amount entered with third parties in relation to guarantee																									35,000,000
The amount of equity contribution the parent needs to make to cease its obligation under the indemnity offered for Studio City Project Facility																	$ 500,000,000

COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
2013	$ 9,817
2014	5,031
2015	3,851
2016	2,686
2017	2,286
Over 2017	9,859
Total minimum lease payments	$ 33,530

COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
2013	$ 12,530
2014	11,816
2015	6,353
2016	1,551
2017	163
Total minimum future fees received	$ 32,413

RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Office rental expense	$ 18,573		$ 16,944		$ 15,373
Purchase of property and equipment	283,998		236,555		119,660
Chin Son, Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment			1,756	[1]
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	428		461		298
Management fee expense					3
Office rental expense					3
Purchase of property and equipment	351		307
Service fee expense					(24)	[2]
Software license fee expense	312
Other service fee income	43		43		14
Rooms and food and beverage income					3
Lisboa Holdings Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	1,157	[1]	1,493	[1]	1,106	[1]
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Advertising and promotional expenses	5		9
Consultancy fee expense	483		509		570
Management fee expense	14		14		14
Office rental expense	586		533		533
Operating and office supplies expenses	32		68		160
Purchase of property and equipment	1,479		186		1,287
Repairs and maintenance expenses					236
Service fee expense	646	[3]	502	[3]	524	[3]
Other service fee income	345		307		254
Rooms and food and beverage income	161		221		13
MCE Charity Association [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Donation expense			120	[4]
MGM Grand Paradise Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Operating and office supplies expenses					3	[1]
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	136	[1]	124	[1]	212	[1]
Operating and office supplies expenses	20	[1]	20	[1]	18	[1]
Purchase of property and equipment			6	[1]
Repairs and maintenance expenses	3	[1]
Traveling expense	2,976	[1],[5]	2,794	[1],[5]	2,750	[1],[5]
Rooms and food and beverage income	77	[1]	445	[1]	64	[1]
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	1,711	[1]	2,008	[1]	1,433	[1]
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense					158	[1]
Traveling expense capitalized in construction in progress	1	[1],[5]	2	[1],[5]
Traveling expense	327	[1],[5]	482	[1],[5]
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Advertising and promotional expenses	88	[1]	116	[1]	75	[1]
Office rental expense	1,404	[1]	807	[1]	259	[1]
Service fee expense	216	[1]	113	[1]
Traveling expense capitalized in construction in progress	8	[5]			3	[5]
Traveling expense	33	[5]	115	[5]	792	[5]
Crown [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Consultancy fee capitalized in deferred financing costs	222
Interest expense			97		86
Other service fee income			4
Rooms and food and beverage income			39
Melco [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Development costs	3,000
Interest expense			174		156
Other service fee income					23
Rooms and food and beverage income			$ 15		$ 39

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The negative amount including reversal of over-accrual of related expense during the year.
[3]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[4]	An association of which certain subsidiaries of the Company are directors.
[5]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income Received or Prepayment of Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,322	$ 1,846
Melco's subsidiary and its associated company [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,312	1,744
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 10	$ 102

RELATED PARTY TRANSACTIONS (Due From Affiliated Companies) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,322	$ 1,846
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	10	102
Shun Tak Group [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	110	236
Melco's subsidiary [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,740	1,841
Melco's Associated Company [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 4	$ 4

RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 949	$ 1,137
Crown's subsidiary [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	12	18
Melco's Subsidiaries and Its Associated Company [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	369	179
MCE Charity Association [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies		120
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	283	304
SJM [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	71	113
Sky Shuttle [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	159	302
STDM Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 55	$ 101

RELATED PARTY TRANSACTIONS (Loans From Shareholders) - Additional Information (Detail)	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 29, 2011 USD ($)	Dec. 31, 2011 Melco [Member]	Nov. 29, 2011 Melco [Member] USD ($)	Nov. 29, 2011 Melco [Member] HKD	Dec. 31, 2011 Melco [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Melco [Member] Maximum [Member] HKD	Dec. 31, 2011 Crown [Member]	Nov. 29, 2011 Crown [Member] USD ($)	Nov. 29, 2011 Crown [Member] HKD	Dec. 31, 2011 Crown [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Crown [Member] Maximum [Member] HKD
Related Party Transaction [Line Items]
Outstanding loan balance due			$ 51,231,000	398,577,752	$ 74,367,000	578,577,752		$ 64,416,000	501,157,031	$ 64,416,000	501,157,031
Outstanding loan interest rate during the period from May 16, 2008 to May 15, 2009		3-month HIBOR plus 1.5%
Outstanding loan interest rate of the shareholder except the period from May 16, 2008 to May 15, 2009		3-month HIBOR
Outstanding loan interest rate							3-month HIBOR
Outstanding loan repayable, month		May 2012					May 2012
Outstanding loan balances transferred by novation			$ 23,136,000	180,000,000
Ordinary shares issued upon shareholder loan conversion	40,211,930
Conversion price per share	$ 2.87

RELATED PARTY TRANSACTIONS (Amounts Due From Shareholders) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from shareholders	$ 6
Melco [Member]
Related Party Transaction [Line Items]
Due from shareholders	$ 6

SEGMENT INFORMATION - Total Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total consolidated assets	$ 7,947,466	$ 6,269,980	$ 4,884,440
Mocha Clubs [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	176,830	174,404	145,173
Altira Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	617,847	577,145	571,504
City of Dreams [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,147,322	3,103,458	3,202,692
Studio City [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	1,844,706	713,637
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 2,160,761	$ 1,701,336	$ 965,071

SEGMENT INFORMATION - Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 283,998	$ 785,634	$ 119,660
Mocha Clubs [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	5,951	23,558	13,140
Altira Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	7,105	6,662	7,784
City of Dreams [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	99,416	39,774	94,279
Studio City [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	115,385	713,253
Corporate and Others [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 56,141	$ 2,387	$ 4,457

SEGMENT INFORMATION - Additional Information (Detail) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Maximum percentage of total revenue contributed by single customer	10.00%	10.00%	10.00%

SEGMENT INFORMATION - Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET REVENUES
Total net revenues	$ 4,078,013	$ 3,830,847	$ 2,641,976
Total net revenues	4,078,013	3,830,847	2,641,976
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	995,811	880,915	489,848
OPERATING COSTS AND EXPENSES
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Share-based compensation	(8,973)	(8,624)	(6,045)
Property charges and others	(8,654)	(1,025)	(91)
Corporate and Others expenses	(75,611)	(71,494)	(59,489)
Total operating costs and expenses	(488,719)	(435,805)	(397,336)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Loss on extinguishment of debt		(25,193)
Costs associated with debt modification	(3,277)		(3,310)
Total non-operating income (expenses)	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX CREDIT (EXPENSE)	2,943	1,636	(920)
Net income (loss)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656	(10,525)
Mocha Clubs [Member]
NET REVENUES
Total net revenues	143,260	131,934	111,984
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	36,065	40,475	29,831
Altira Macau [Member]
NET REVENUES
Total net revenues	966,770	1,173,930	859,755
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	154,697	246,300	133,679
City of Dreams [Member]
NET REVENUES
Total net revenues	2,920,912	2,491,383	1,638,401
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	805,719	594,440	326,338
Studio City [Member]
NET REVENUES
Total net revenues	160
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	(670)	(300)
Corporate and Others [Member]
NET REVENUES
Total net revenues	46,911	33,600	31,836
Total Reportable Segments [Member]
OPERATING COSTS AND EXPENSES
Share-based compensation	$ (8,973)	$ (8,624)	$ (6,043)

ACQUISITION OF SUBSIDIARIES - Additional Information (Detail)	Dec. 19, 2012 MCP [Member] USD ($)	Dec. 19, 2012 MCP [Member] PHP	Dec. 07, 2012 MCP [Member]	Dec. 19, 2012 MCP [Member] Selling Shareholders [Member] USD ($)	Dec. 19, 2012 MCP [Member] Selling Shareholders [Member] PHP	Dec. 19, 2012 MCP [Member] Settlement of Selling Shareholders' Liability [Member] USD ($)	Dec. 19, 2012 MCP [Member] Settlement of Selling Shareholders' Liability [Member] PHP	Jun. 16, 2011 Studio City International Holdings [Member]	Jul. 31, 2011 eSun Holdings Limited [Member] USD ($)	Jun. 30, 2011 eSun Holdings Limited [Member] USD ($)	Jun. 30, 2011 eSun Holdings Limited [Member] Transaction with eSun Holdings [Member] USD ($)	Jun. 30, 2011 Studio City Group Shareholders Loan [Member] Transaction with eSun Holdings [Member] USD ($)	Jul. 31, 2011 New Cotai Holdings, LLC [Member] USD ($)	Aug. 31, 2011 New Cotai Holdings, LLC [Member] First Installment [Member] USD ($)	Jul. 31, 2012 New Cotai Holdings, LLC [Member] Third Installment [Member] USD ($)	Jul. 31, 2013 New Cotai Holdings, LLC [Member] Subsequent Event [Member] Third Installment [Member] USD ($)
Assets and Liabilities Acquisition [Line Items]
Percentage of acquired equity interest			93.06%					60.00%
Payments of consideration	$ 30,682,000	1,259,000,000		$ 4,874,000	200,000,000	$ 25,808,000	1,059,000,000
Excess payment on acquisition of assets and liabilities	5,747,000
Total consideration under the share purchase agreement and related transaction documents										360,000,000
Payment of equity interest of Studio City to an affiliate of eSun Holdings											200,000,000
Repayment of shareholders' loan for Studio City Group to eSun Holdings												60,000,000
Initial payments of consideration									195,000,000	65,000,000
Remaining installment payment of consideration													100,000,000	50,000,000
Remaining installment paid by the group															$ 25,000,000	$ 25,000,000

ACQUISITION OF SUBSIDIARIES - Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 27, 2011 Studio City Group [Member]	Dec. 19, 2012 MCP [Member]
Net assets acquired:
Cash and cash equivalents	$ 35,818	$ 27,876
Prepaid expenses and other current assets	72	13
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)	(1,094)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)	(1,860)
Net assets acquired	374,349	24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs		5,747
Allocation of proceeds for payment of acquisition		30,682
Total consideration satisfied by:
Cash paid	310,000	30,682
Payables for acquisition of assets and liabilities	45,964
Acquisition of Assets and Liabilities, Purchase Price, Total	355,964
Direct costs incurred for acquisition of assets and liabilities	18,385
Net assets acquired	$ 374,349	$ 24,935

CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Additional Information (Detail) (MOP)	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ownership rate of issuer and all subsidiary guarantors except Melco Crown Macau	100.00%
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership rate of Melco Crown Macau	90.00%
Managing director [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership rate of Melco Crown Macau	10.00%
Aggregate amount entitled by managing director on its ownership of Melco Crown Macau upon the winding up or liquidation of Melco Crown Macau	1
Aggregate amount entitled by managing director on its ownership of Melco Crown Macau upon annual dividend distribution of Melco Crown Macau	1

CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024	$ 441,923	$ 212,598
Restricted cash	672,981
Accounts receivables, net	320,929	306,500
Amounts due from affiliated companies	1,322	1,846
Amount due from a shareholder		6
Income tax receivable	266
Inventories	16,576	15,258
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
PROPERTY AND EQUIPMENT, NET	2,684,094	2,655,429
GAMING SUBCONCESSION, NET	542,268	599,505
INTANGIBLE ASSETS, NET	4,220	4,220
GOODWILL	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	88,241	72,858
RESTRICTED CASH	741,683	364,807
DEFERRED TAX ASSETS	105	24
DEFERRED FINANCING COSTS	65,930	42,738
LAND USE RIGHTS, NET	989,984	942,968
TOTAL ASSETS	7,947,466	6,269,980	4,884,440
CURRENT LIABILITIES
Accounts payable	13,745	12,023
Accrued expenses and other current liabilities	850,841	588,719
Income tax payable	1,191	1,240
Current portion of long-term debt	854,940
Amounts due to affiliated companies	949	1,137
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT	2,339,924	2,325,980
OTHER LONG-TERM LIABILITIES	7,412	27,900
DEFERRED TAX LIABILITIES	66,350	70,028
LAND USE RIGHTS PAYABLE	71,358	55,301
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
Noncontrolling interests	354,817	231,497
TOTAL LIABILITIES AND EQUITY	7,947,466	6,269,980
Parent [Member]
CURRENT ASSETS
Cash and cash equivalents	2,887	77,805	3,198	34,358
Restricted cash	367,645
Amounts due from affiliated companies	1,113	1,551
Intercompany receivables	77,471	49,889
Income tax receivable	266
Prepaid expenses and other current assets	2,448	5,966
Total current assets	451,830	135,211
INVESTMENT IN SUBSIDIARIES	4,123,067	3,415,113
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS		135
RESTRICTED CASH		364,807
DEFERRED FINANCING COSTS	1,427	5,159
TOTAL ASSETS	4,576,324	3,920,425
CURRENT LIABILITIES
Accrued expenses and other current liabilities	6,465	8,317
Income tax payable		67
Intercompany payables	181,371	181,609
Current portion of long-term debt	720,923
Amounts due to affiliated companies	59	52
Total current liabilities	908,818	190,045
LONG-TERM DEBT		718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	4,576,324	3,920,425
Issuer [Member]
CURRENT ASSETS
Intercompany receivables	7,523	7,822
Prepaid expenses and other current assets	46	43
Total current assets	7,569	7,865
INVESTMENT IN SUBSIDIARIES	3,088,129	2,599,928
DEFERRED FINANCING COSTS	24,167	11,637
TOTAL ASSETS	3,119,865	2,619,430
CURRENT LIABILITIES
Accrued expenses and other current liabilities	8,028	8,046
Total current liabilities	8,028	8,046
LONG-TERM DEBT	593,967	593,166
ADVANCE FROM A SUBSIDIARY	17,795
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	2,500,075	2,018,218
TOTAL LIABILITIES AND EQUITY	3,119,865	2,619,430
Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	1,516,952	1,014,033	410,767	177,057
Accounts receivables, net	320,929	306,500
Amounts due from affiliated companies	226	299
Amount due from a shareholder		6
Intercompany receivables	110,062	59,500
Inventories	16,576	15,258
Prepaid expenses and other current assets	32,419	15,027
Total current assets	1,997,164	1,410,623
PROPERTY AND EQUIPMENT, NET	2,342,785	2,481,176
GAMING SUBCONCESSION, NET	542,268	599,505
INTANGIBLE ASSETS, NET	4,220	4,220
GOODWILL	81,915	81,915
INVESTMENT IN SUBSIDIARIES	4,446,983	4,114,259
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	65,437	71,742
DEFERRED FINANCING COSTS	18,790	25,942
LAND USE RIGHTS, NET	391,419	408,630
TOTAL ASSETS	9,890,981	9,198,012
CURRENT LIABILITIES
Accounts payable	13,745	12,023
Accrued expenses and other current liabilities	684,518	519,114
Income tax payable	5
Intercompany payables	40,564	73,254
Current portion of long-term debt	128,359
Amounts due to affiliated companies	899	1,032
Total current liabilities	868,090	605,423
LONG-TERM DEBT	886,370	1,014,729
OTHER LONG-TERM LIABILITIES	5,800	4,986
DEFERRED TAX LIABILITIES	16,498	16,900
ADVANCE FROM ULTIMATE HOLDING COMPANY	1,055,607	1,066,119
LOAN FROM INTERMEDIATE HOLDING COMPANY	582,869	580,630
LAND USE RIGHTS PAYABLE		8,281
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	6,475,747	5,900,944
TOTAL LIABILITIES AND EQUITY	9,890,981	9,198,012
Non-guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	189,370	66,186	27,958	1,183
Restricted cash	305,336
Amounts due from affiliated companies	46	46
Intercompany receivables	164,479	171,217
Prepaid expenses and other current assets	5,330	2,846
Total current assets	664,561	240,295
PROPERTY AND EQUIPMENT, NET	341,309	174,253
INVESTMENT IN SUBSIDIARIES	1,214,081	381,420
ADVANCE TO INTERMEDIATE HOLDING COMPANY	281,567
ADVANCE TO ULTIMATE HOLDING COMPANY	17,795	56,140
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	22,804	981
RESTRICTED CASH	741,683
DEFERRED TAX ASSETS	105	24
DEFERRED FINANCING COSTS	21,546
LAND USE RIGHTS, NET	598,565	534,338
TOTAL ASSETS	3,904,016	1,387,451
CURRENT LIABILITIES
Accrued expenses and other current liabilities	164,330	53,242
Income tax payable	1,186	1,173
Intercompany payables	137,590	33,565
Current portion of long-term debt	5,658
Amounts due to affiliated companies	54	103
Total current liabilities	308,818	88,083
LONG-TERM DEBT	859,587
OTHER LONG-TERM LIABILITIES	1,612	22,914
DEFERRED TAX LIABILITIES	49,852	53,128
ADVANCE FROM ULTIMATE HOLDING COMPANY	619,280	341,934
ADVANCE FROM IMMEDIATE HOLDING COMPANY	299,362	56,140
LAND USE RIGHTS PAYABLE	71,358	47,020
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	1,694,147	778,232
TOTAL LIABILITIES AND EQUITY	3,904,016	1,387,451
Elimination [Member]
CURRENT ASSETS
Amounts due from affiliated companies	(63)	(50)
Intercompany receivables	(359,535)	(288,428)
Prepaid expenses and other current assets	(12,500)
Total current assets	(372,098)	(288,478)
INVESTMENT IN SUBSIDIARIES	(12,872,260)	(10,510,720)
ADVANCE TO INTERMEDIATE HOLDING COMPANY	(281,567)
ADVANCE TO ULTIMATE HOLDING COMPANY	(17,795)	(56,140)
TOTAL ASSETS	(13,543,720)	(10,855,338)
CURRENT LIABILITIES
Accrued expenses and other current liabilities	(12,500)
Intercompany payables	(359,525)	(288,428)
Amounts due to affiliated companies	(63)	(50)
Total current liabilities	(372,088)	(288,478)
ADVANCE FROM ULTIMATE HOLDING COMPANY	(1,674,887)	(1,408,053)
LOAN FROM INTERMEDIATE HOLDING COMPANY	(582,869)	(580,630)
ADVANCE FROM IMMEDIATE HOLDING COMPANY	(299,362)	(56,140)
ADVANCE FROM A SUBSIDIARY	(299,362)	(56,140)
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	(10,669,969)	(8,697,394)
Noncontrolling interests	354,817	231,497
TOTAL LIABILITIES AND EQUITY	$ (13,543,720)	$ (10,855,338)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Casino	$ 3,934,761	$ 3,679,423	$ 2,550,542
Rooms	118,059	103,009	83,718
Food and beverage	72,718	61,840	56,679
Entertainment, retail and others	90,789	86,167	32,679
Gross revenues	4,216,327	3,930,439	2,723,618
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,078,013	3,830,847	2,641,976
OPERATING COSTS AND EXPENSES
Casino	(2,834,762)	(2,698,981)	(1,949,024)
Rooms	(14,697)	(18,247)	(16,132)
Food and beverage	(27,531)	(34,194)	(32,898)
Entertainment, retail and others	(62,816)	(58,404)	(19,776)
General and administrative	(226,980)	(220,224)	(199,830)
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Property charges and others	(8,654)	(1,025)	(91)
Total operating costs and expenses	(3,570,921)	(3,385,737)	(2,549,464)
OPERATING (LOSS) INCOME	507,092	445,110	92,512
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(98,653)	(109,675)	(92,953)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Other finance costs	(14,596)	(15,614)	(10,491)
Foreign exchange (loss) gain, net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Costs associated with debt modification	(3,277)		(3,310)
Loss on extinguishment of debt		(25,193)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX (EXPENSE) CREDIT	2,943	1,636	(920)
Net income (loss)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656	(10,525)
Parent [Member]
OPERATING REVENUES
Net revenues
OPERATING COSTS AND EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others		(1,000)
Total operating costs and expenses	(26,164)	(20,474)	(14,985)
OPERATING (LOSS) INCOME	(26,164)	(20,474)	(14,985)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	(8,377)	(236)
Other finance costs	(3,732)	(2,260)
Foreign exchange (loss) gain, net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses		(8,950)
Share of results of subsidiaries	441,112	320,809	(6,129)
Total non-operating expenses	443,511	315,741	4,851
INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
INCOME TAX (EXPENSE) CREDIT	(144)	(611)	(391)
Net income (loss)	417,203	294,656	(10,525)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656
Issuer [Member]
OPERATING COSTS AND EXPENSES
General and administrative	(88)	(182)	(19)
Total operating costs and expenses	(88)	(182)	(19)
OPERATING (LOSS) INCOME	(88)	(182)	(19)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	1,438	1,290	759
Other finance costs	(2,265)	(1,815)	(1,134)
Foreign exchange (loss) gain, net	(1)		(179)
Other income, net	88	182	19
Costs associated with debt modification	(3,277)
Share of results of subsidiaries	485,962	332,536	(7,298)
Total non-operating expenses	481,945	332,193	(7,833)
INCOME (LOSS) BEFORE INCOME TAX	481,857	332,011	(7,852)
Net income (loss)	481,857	332,011	(7,852)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	481,857	332,011
Guarantor Subsidiaries [Member]
OPERATING REVENUES
Casino	3,934,761	3,679,423	2,550,542
Rooms	119,994	105,565	86,165
Food and beverage	78,507	68,409	61,738
Entertainment, retail and others	104,673	96,085	33,692
Gross revenues	4,237,935	3,949,482	2,732,137
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,099,621	3,849,890	2,650,495
OPERATING COSTS AND EXPENSES
Casino	(2,837,176)	(2,701,999)	(1,951,336)
Rooms	(14,989)	(18,631)	(16,674)
Food and beverage	(28,115)	(34,699)	(33,263)
Entertainment, retail and others	(72,184)	(71,151)	(25,332)
General and administrative	(231,503)	(216,640)	(197,478)
Pre-opening costs	(3,139)	(1,556)	(18,972)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(19,653)	(19,525)	(19,522)
Depreciation and amortization	(257,650)	(257,414)	(234,427)
Property charges and others	(8,654)	(25)	(91)
Total operating costs and expenses	(3,530,300)	(3,378,877)	(2,554,332)
OPERATING (LOSS) INCOME	569,321	471,013	96,163
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(81,254)	(101,502)	(93,499)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Other finance costs	(8,476)	(11,539)	(9,357)
Foreign exchange (loss) gain, net	4,937	(1,445)	2,042
Other income, net			391
Costs associated with debt modification			(3,310)
Loss on extinguishment of debt		(25,193)
Share of results of subsidiaries	(2)	(1)	(1)
Total non-operating expenses	(84,432)	(140,043)	(103,734)
INCOME (LOSS) BEFORE INCOME TAX	484,889	330,970	(7,571)
INCOME TAX (EXPENSE) CREDIT	392	915	(166)
Net income (loss)	485,281	331,885	(7,737)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	485,281	331,885
Non-guarantor Subsidiaries [Member]
OPERATING REVENUES
Entertainment, retail and others	997	47	194
Gross revenues	997	47	194
Net revenues	997	47	194
OPERATING COSTS AND EXPENSES
General and administrative	(68,122)	(61,162)	(47,268)
Pre-opening costs	(2,671)	(1,138)
Development costs	(11,099)	(1,110)
Amortization of land use rights	(40,258)	(14,876)
Depreciation and amortization	(3,799)	(1,810)	(1,879)
Total operating costs and expenses	(125,949)	(80,096)	(49,147)
OPERATING (LOSS) INCOME	(124,952)	(80,049)	(48,953)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(7,747)	(1,086)	23
Other finance costs	(123)
Foreign exchange (loss) gain, net	(369)	(33)	1,741
Other income, net	71,899	63,472	49,713
Total non-operating expenses	63,660	62,353	51,477
INCOME (LOSS) BEFORE INCOME TAX	(61,292)	(17,696)	2,524
INCOME TAX (EXPENSE) CREDIT	2,695	1,332	(363)
Net income (loss)	(58,597)	(16,364)	2,161
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	(58,597)	(16,364)
Elimination [Member]
OPERATING REVENUES
Rooms	(1,935)	(2,556)	(2,447)
Food and beverage	(5,789)	(6,569)	(5,059)
Entertainment, retail and others	(14,881)	(9,965)	(1,207)
Gross revenues	(22,605)	(19,090)	(8,713)
Net revenues	(22,605)	(19,090)	(8,713)
OPERATING COSTS AND EXPENSES
Casino	2,414	3,018	2,312
Rooms	292	384	542
Food and beverage	584	505	365
Entertainment, retail and others	9,368	12,747	5,556
General and administrative	98,897	77,234	59,920
Pre-opening costs	25	4	324
Total operating costs and expenses	111,580	93,892	69,019
OPERATING (LOSS) INCOME	88,975	74,802	60,306
NON-OPERATING INCOME (EXPENSES)
Other income, net	(88,975)	(74,802)	(60,306)
Share of results of subsidiaries	(927,072)	(653,344)	13,428
Total non-operating expenses	(1,016,047)	(728,146)	(46,878)
INCOME (LOSS) BEFORE INCOME TAX	(927,072)	(653,344)	13,428
Net income (loss)	(927,072)	(653,344)	13,428
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ (908,541)	$ (647,532)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 950,233	$ 744,660	$ 401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Changes in restricted cash	(1,047,019)	(185,992)	69,137
Acquisition of property and equipment	(220,480)	(90,268)	(197,385)
Payment for land use right	(53,830)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	(30,297)	(36,135)	(22,944)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)	(117,076)	(551,402)
Proceeds from long-term debt	868,000	706,556	592,026
Capital contribution from noncontrolling interests	140,000
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	934,735	557,910	17,680
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Changes in restricted cash		(353,278)
Net cash (used in) provided by investing activities	(294,408)	(674,657)	(38,783)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140
Payment of deferred financing costs		(6,899)
Proceeds from long-term debt		706,556
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	229,026	760,362
NET INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,887	77,805	3,198
Issuer [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(2,983)	166	(238)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries			(577,441)
Net cash (used in) provided by investing activities			(577,441)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due to ultimate holding company			(1)
Advance from a subsidiary	17,795
Payment of deferred financing costs	(14,812)	(166)	(14,346)
Proceeds from long-term debt			592,026
Net cash provided by (used in) financing activities	2,983	(166)	577,679
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	874,819	741,867	383,056
CASH FLOWS FROM INVESTING ACTIVITIES
Advance to a subsidiary	(243,222)	(56,140)
Changes in restricted cash		167,286	65,799
Acquisition of property and equipment	(92,263)	(73,791)	(196,624)
Payment for land use right	(18,402)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(362,961)	18,285	(192,887)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company			25,777
Repayment of advance from ultimate holding company	(10,512)	(11,126)
Amount due to ultimate holding company	1,831	386	323
Payment of deferred financing costs	(258)	(29,070)	(8,598)
Advance from intermediate holding company			577,441
Principal payments on long-term debt		(117,076)	(551,402)
Net cash provided by (used in) financing activities	(8,939)	(156,886)	43,541
NET INCREASE IN CASH AND CASH EQUIVALENTS	502,919	603,266	233,710
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,014,033	410,767	177,057
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,516,952	1,014,033	410,767
Non-guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	87,933	13,725	11,514
CASH FLOWS FROM INVESTING ACTIVITIES
Advance to ultimate holding company	(225,427)	(56,140)
Advance to intermediate holding company	(17,795)
Changes in restricted cash	(1,047,019)		3,338
Acquisition of property and equipment	(128,217)	(16,477)	(761)
Payment for land use right	(35,428)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Net cash (used in) provided by investing activities	(1,459,201)	(362,675)	2,577
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	277,945	330,680
Amount due to ultimate holding company	25,144	1,439	12,684
Advance from immediate holding company	243,222	56,140
Payment of deferred financing costs	(15,227)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)
Proceeds from long-term debt	868,000
Capital contribution from noncontrolling interests	140,000
Net cash provided by (used in) financing activities	1,492,517	388,259	12,684
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	123,184	38,228	26,775
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	66,186	27,958	1,183
CASH AND CASH EQUIVALENTS AT END OF YEAR	189,370	66,186	27,958
Elimination [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	277,945	330,680	603,218
Repayment of advance to a subsidiary	(10,512)	(11,126)
Amounts due from subsidiaries	26,975	1,825	13,006
Advance to ultimate holding company	225,427	56,140
Advance to intermediate holding company	17,795
Advance to a subsidiary	243,222	56,140
Net cash (used in) provided by investing activities	780,852	433,659	616,224
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	(277,945)	(330,680)	(25,777)
Repayment of advance from ultimate holding company	10,512	11,126
Amount due to ultimate holding company	(26,975)	(1,825)	(13,006)
Advance from immediate holding company	(243,222)	(56,140)
Advance from a subsidiary	(243,222)	(56,140)
Advance from intermediate holding company			(577,441)
Net cash provided by (used in) financing activities	$ (780,852)	$ (433,659)	$ (616,224)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Total comprehensive income	398,649	299,155	7,164
Comprehensive loss attributable to noncontrolling interests	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	417,189	304,967	7,164
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	417,203	294,656	(10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Total comprehensive income	417,180	304,967	7,164
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	417,180	304,967	7,164
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	481,857	332,011	(7,852)
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements		6,111	17,657
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Other comprehensive (loss) income		10,421	17,657
Total comprehensive income	481,857	342,432	9,805
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	481,857	342,432
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	485,281	331,885	(7,737)
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements		6,111	17,657
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Other comprehensive (loss) income		10,421	17,657
Total comprehensive income	485,281	342,306	9,920
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	485,281	342,306
Non-guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(58,597)	(16,364)	2,161
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Other comprehensive (loss) income	16	(149)	32
Total comprehensive income	(58,581)	(16,513)	2,193
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	(58,581)	(16,513)
Elimination [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(927,072)	(653,344)	13,428
Other comprehensive (loss) income:
Foreign currency translation adjustment	(16)	149	(32)
Change in fair value of interest rate swap agreements		(12,222)	(35,314)
Reclassification to earnings upon discontinuance of hedge accounting		(8,620)
Other comprehensive (loss) income	(16)	(20,693)	(35,346)
Total comprehensive income	(927,088)	(674,037)	(21,918)
Comprehensive loss attributable to noncontrolling interests	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ (908,548)	$ (668,225)

SUBSEQUENT EVENTS - Additional Information (Detail)	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 17, 2010 2010 Senior Notes [Member] USD ($)	May 09, 2011 RMB Bonds [Member]	Dec. 31, 2012 RMB Bonds [Member] CNY	Mar. 13, 2013 Subsequent Event [Member] USD ($)	Feb. 25, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] TWD	Mar. 13, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 13, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 13, 2013 Subsequent Event [Member] MCE Holdings Group [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] Philippine Parties [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] PAGCOR [Member] Required Contribution To Be Fully Utilized And Invested By Casino Opening [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] PAGCOR [Member] Required Contribution To Be Fully Invested Within Three Years Of Casino Opening [Member] USD ($)	Feb. 27, 2013 Subsequent Event [Member] 2010 Senior Notes [Member] USD ($)	Jan. 28, 2013 Subsequent Event [Member] 2010 Senior Notes [Member] USD ($)	Feb. 07, 2013 Subsequent Event [Member] 2013 Senior Notes [Member] USD ($)	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] USD ($)	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] CNY	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] HKD	Mar. 11, 2013 Subsequent Event [Member] RMB Bonds [Member] USD ($)	Mar. 11, 2013 Subsequent Event [Member] RMB Bonds [Member] CNY
Subsequent Event [Line Items]
Additional land premium								$ 23,344,000	$ 2,449,000
Proposed revised government land use fee payable per annum on proposed amendments to land concession contracts								1,235,000	186,000
Frozen bank account balance									102,227,000	2,980,000,000
Expiration date of Tender Offer																		Feb 26, 2013
Aggregate principal amount tendered																		599,135,000
Remaining outstanding aggregate principal amount redeem																	865,000
The Date when MCE Finance will redeem the remaining outstanding 2010 Senior Notes																	Mar 28, 2013
Redemption price as a percentage of principal amount on remaining 2010 Senior Notes																	100.00%
Debt instrument interest percentage																			5.00%
Debt instrument maturity period																			2021
Debt instrument principal amount						2,300,000,000													1,000,000,000	353,278,000		2,748,500,000	368,177,000	2,300,000,000
Interest rate per annum				10.25%		3.75%													5.00%
Maturity date				May 15, 2018	May 9, 2013														Feb 15, 2021
Debt underwriting commissions and other expenses				14,960,000															14,500,000
Net proceeds from issuance of Senior Notes	868,000,000	706,556,000	592,026,000																985,500,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan																				368,177,000	2,300,000,000
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License							1,000,000,000
Sharing of PAGCOR investment contributions under Cooperation agreement													500,000,000	500,000,000
Required investment Commitment to be utilized or invested in Philippines Project by its opening															650,000,000
Required investment commitment rate															65.00%
Required investment Commitment to be invested within three years of the casino opening																$ 350,000,000
Monthly license fees range as a percentage of casino revenue payable to PAGCOR											15.00%	25.00%
Cultural promotion fees on casino revenues payable to PAGCOR							2.00%
Additional fee on non-gaming revenues payable to PAGCOR							5.00%
Operating Agreement expiring date							Jul 11, 2033

FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024	$ 441,923	$ 212,598
Restricted cash	672,981
Amounts due from affiliated companies	1,322	1,846
Income tax receivable	266
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
RESTRICTED CASH	741,683	364,807
DEFERRED FINANCING COST	65,930	42,738
TOTAL ASSETS	7,947,466	6,269,980	4,884,440
CURRENT LIABILITIES
Accrued expenses and other current liabilities	850,841	588,719
Income tax payable	1,191	1,240
Amounts due to affiliated companies	949	1,137
Current portion of long-term debt	854,940
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT	2,339,924	2,325,980
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	7,947,466	6,269,980
Parent [Member]
CURRENT ASSETS
Cash and cash equivalents	2,887	77,805	3,198	34,358
Restricted cash	367,645
Amounts due from affiliated companies	1,113	1,551
Amounts due from subsidiaries	77,471	49,889
Income tax receivable	266
Prepaid expenses and other current assets	2,448	5,966
Total current assets	451,830	135,211
INVESTMENTS IN SUBSIDIARIES	4,123,067	3,415,113
LONG-TERM PREPAYMENTS		135
RESTRICTED CASH		364,807
DEFERRED FINANCING COST	1,427	5,159
TOTAL ASSETS	4,576,324	3,920,425
CURRENT LIABILITIES
Accrued expenses and other current liabilities	6,465	8,317
Income tax payable		67
Amounts due to affiliated companies	59	52
Amounts due to subsidiaries	181,371	181,609
Current portion of long-term debt	720,923
Total current liabilities	908,818	190,045
LONG-TERM DEBT		718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively)	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	$ 4,576,324	$ 3,920,425

FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,658,059,295	1,653,101,002
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, share	11,267,038	10,552,328
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,658,059,295	1,653,101,002
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, share	11,267,038	10,552,328

FINANCIAL STATEMENT SCHEDULE I - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 4,078,013	$ 3,830,847	$ 2,641,976
OPERATING EXPENSES
General and administrative	(226,980)	(220,224)	(199,830)
Property charges and others	(8,654)	(1,025)	(91)
Total operating expenses	(488,719)	(435,805)	(397,336)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING INCOME
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Amortization of deferred financing cost	(13,272)	(14,203)	(14,302)
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
Income Tax Expense	2,943	1,636	(920)
NET INCOME (LOSS)	398,672	288,844	(10,525)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE
OPERATING EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others		(1,000)
Total operating expenses	(26,164)	(20,474)	(14,985)
OPERATING INCOME	(26,164)	(20,474)	(14,985)
NON-OPERATING INCOME
Interest income	5,544	3,683	6
Interest expenses, net of capitalized interest	(16,634)	(12,060)	(242)
Amortization of deferred financing cost	(3,732)	(2,260)
Foreign exchange gain (loss), net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses		(8,950)
Share of results of subsidiaries	441,112	320,809	(6,129)
Total non-operating expenses	443,511	315,741	4,851
INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
Income Tax Expense	(144)	(611)	(391)
NET INCOME (LOSS)	$ 417,203	$ 294,656	$ (10,525)

FINANCIAL STATEMENT SCHEDULE I - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	417,189	304,967	7,164
Parent [Member]
Net income (loss)	417,203	294,656	(10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ 417,180	$ 304,967	$ 7,164

FINANCIAL STATEMENT SCHEDULE I - Statements of Shareholders' Equity and Comprehensive Income (Loss) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		$ 3,187,652	$ 2,523,191	$ 2,509,044
Net income (loss) for the year		398,672	288,844	(10,525)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Exercise of share options		3,631	3,950	938
Issuance of shares for conversion of shareholders' loans			115,423
ENDING BALANCE		3,740,756	3,187,652	2,523,191
Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,531	16,056	15,956
BEGINNING BALANCE (in shares)		1,653,101,002	1,605,658,111	1,595,617,550
Shares issued upon restricted shares vested			3	12
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options		50	69	88
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Issuance of shares for conversion of shareholders' loans			403
Issuance of shares for conversion of shareholders' loans (in shares)	40,211,930		40,211,930
ENDING BALANCE		16,581	16,531	16,056
ENDING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(106)	(84)	(5)
BEGINNING BALANCE (in shares)		(10,552,328)	(8,409,186)	(471,567)
Shares issued for future vesting of restricted shares and exercise of share options		(50)	(69)	(88)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(4,958,293)	(6,920,386)	(8,785,641)
Issuance of shares for restricted shares vested		13	9	1
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Exercise of share options		30	38	8
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
ENDING BALANCE		(113)	(106)	(84)
ENDING BALANCE (in shares)		(11,267,038)	(10,552,328)	(8,409,186)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,223,274	3,095,730	3,088,768
Shares issued upon restricted shares vested			(3)	(12)
Issuance of shares for restricted shares vested		(13)	(9)	(1)
Exercise of share options		3,601	3,912	930
Issuance of shares for conversion of shareholders' loans			115,020
ENDING BALANCE		3,235,835	3,223,274	3,095,730
Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,034)	(11,345)	(29,034)
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
ENDING BALANCE		(1,057)	(1,034)	(11,345)
(Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(282,510)	(577,166)	(566,641)
Net income (loss) for the year		417,203	294,656	(10,525)
ENDING BALANCE		134,693	(282,510)	(577,166)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		2,956,155	2,523,191	2,509,044
Net income (loss) for the year		417,203	294,656	(10,525)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		(138)
Share-based compensation		8,973	8,624	6,045
Cancellation of vested restricted shares
Exercise of share options		3,631	3,950	938
Issuance of shares for conversion of shareholders' loans			115,423
ENDING BALANCE		3,385,939	2,956,155	2,523,191
Parent [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,531	16,056	15,956
BEGINNING BALANCE (in shares)		1,653,101,002	1,605,658,111	1,595,617,550
Shares issued upon restricted shares vested			3	12
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options		50	69	88
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Cancellation of vested restricted shares
Issuance of shares for conversion of shareholders' loans			403
Issuance of shares for conversion of shareholders' loans (in shares)			40,211,930
ENDING BALANCE		16,581	16,531	16,056
ENDING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Parent [Member] | Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(106)	(84)	(5)
BEGINNING BALANCE (in shares)		(10,552,328)	(8,409,186)	(471,567)
Shares issued for future vesting of restricted shares and exercise of share options		(50)	(69)	(88)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(4,958,293)	(6,920,386)	(8,785,641)
Issuance of shares for restricted shares vested		13	9	1
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Cancellation of vested restricted shares
Cancellation of vested restricted shares (in shares)		(6)
Exercise of share options		30	38	8
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
ENDING BALANCE		(113)	(106)	(84)
ENDING BALANCE (in shares)		(11,267,038)	(10,552,328)	(8,409,186)
Parent [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,223,274	3,095,730	3,088,768
Share-based compensation		8,973	8,624	6,045
Shares issued upon restricted shares vested			(3)	(12)
Issuance of shares for restricted shares vested		(13)	(9)	(1)
Cancellation of vested restricted shares
Exercise of share options		3,601	3,912	930
Issuance of shares for conversion of shareholders' loans			115,020
ENDING BALANCE		3,235,835	3,223,274	3,095,730
Parent [Member] | Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,034)	(11,345)	(29,034)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		(138)
Cancellation of vested restricted shares
ENDING BALANCE		(1,057)	(1,034)	(11,345)
Parent [Member] | (Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(282,510)	(577,166)	(566,641)
Net income (loss) for the year		417,203	294,656	(10,525)
Cancellation of vested restricted shares
ENDING BALANCE		$ 134,693	$ (282,510)	$ (577,166)

FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,043
Amortization of deferred financing cost	13,272	14,203	14,302
Changes in operating assets and liabilities:
Amounts due from affiliated companies	524	(318)	(1,527)
Income tax receivable		265
Prepaid expenses and other current assets	(3,716)	(9,359)	1,914
Accrued expenses and other current liabilities	164,886	94,182	94,190
Income tax payable	(313)	238	(34)
Amounts due to shareholders		(267)	11
Amounts due to affiliated companies	(564)	412	(689)
Net cash (used in) provided by operating activities	950,233	744,660	401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(1,047,019)	(185,992)	69,137
Net cash used in investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	3,599	4,565
Payment of deferred financing cost	(30,297)	(36,135)	(22,944)
Proceeds from long-term debt	868,000	706,556	592,026
Net cash provided by (used in) financing activities	934,735	557,910	17,680
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	417,203	294,656	(10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,045
Amortization of deferred financing cost	3,732	2,260
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)
Share of results of subsidiaries	(441,112)	(320,809)	6,129
Changes in operating assets and liabilities:
Amounts due from affiliated companies	438	(200)	(1,351)
Income tax receivable		265
Prepaid expenses and other current assets	3,649	(1,819)	8,821
Long-term prepayments	135	506	537
Accrued expenses and other current liabilities	(1,852)	5,907	(1,412)
Income tax payable	(333)		(585)
Amounts due to shareholders		(261)	14
Amounts due to affiliated companies	7	(85)	(1,483)
Amounts due to subsidiaries	(238)	(142)	1,435
Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126
Change in restricted cash		(353,278)
Net cash used in investing activities	(294,408)	(674,657)	(38,783)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140
Proceeds from exercise of share options	3,599	4,565
Payment of deferred financing cost		(6,899)
Proceeds from long-term debt		706,556
Net cash provided by (used in) financing activities	229,026	760,362
NET INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,887	$ 77,805	$ 3,198

FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail) (Parent [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent [Member]
Minimum rate for preparation of financial schedule with respect to Restricted net assets of the consolidated and unconsolidated subsidiaries	25.00%
Restricted net assets not available for distribution	$ 2,651,000	$ 2,018,000

FINANCIAL STATEMENT SCHEDULE I - Scheduled Maturities of Long-Term Debt (Detail) (Parent [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Parent [Member]
Long-Term Debt [Line Items]
Year ending December 31, 2013	$ 720,923